CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
27,592	ACTIVISION BLIZZARD, INC.	$1,363,990	2,233,572
5,002	ALPHABET, INC., CLASS A(b)	2,292,897	7,330,931
4,079	ALPHABET, INC., CLASS C(b)	1,734,443	5,994,498
2,000	ALTICE U.S.A., INC., CLASS A(b)	43,775	52,000
147,503	AT&T, INC.	3,933,657	4,205,310
300	CABLE ONE, INC.	113,966	565,629
123,585	CENTURYLINK, INC.	1,241,084	1,246,973
590	CHARTER COMMUNICATIONS, INC., CLASS A(b)	292,304	368,361
49,281	CINEMARK HOLDINGS, INC.	463,207	492,810
57,795	COMCAST CORP., CLASS A	632,884	2,673,597
88,129	DISCOVERY, INC., CLASS A(b)	2,142,227	1,918,568
385	DISH NETWORK CORP., CLASS A(b)	4,926	11,177
29,670	ELECTRONIC ARTS, INC.(b)	2,694,992	3,869,265
31,337	FACEBOOK, INC., CLASS A(b)	1,845,029	8,207,160
1,360	GCI LIBERTY, INC., CLASS A(b)	51,149	111,466
300	IAC/INTERACTIVECORP(b)	11,572	35,934
2,115	INTERPUBLIC GROUP OF (THE) COS., INC.	31,161	35,257
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	42,377	122,530
7,374	LIBERTY GLOBAL PLC, CLASS C(b)(c)	51,974	151,425
1,800	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	45,464	65,286
4,046	MATCH GROUP, INC.(b)	234,961	447,690
4,262	NETFLIX, INC.(b)	1,436,618	2,131,128
2,375	NEWS CORP., CLASS A	7,170	33,297
700	NEXSTAR MEDIA GROUP, INC., CLASS A	44,492	62,951
5,434	OMNICOM GROUP, INC.	271,408	268,983
600	ROKU, INC.(b)	80,378	113,280
1,200	SPOTIFY TECHNOLOGY S.A.(b)(c)	149,087	291,084
1,544	TEGNA, INC.	7,743	18,142
27,736	T-MOBILE U.S., INC.(b)	1,959,092	3,171,889
3,305	TRIPADVISOR, INC.	56,130	64,745
9,852	TWITTER, INC.(b)	231,498	438,414
67,275	VERIZON COMMUNICATIONS, INC.	2,992,840	4,002,190
1	VIACOMCBS, INC., CLASS B	48	28
27,007	WALT DISNEY (THE) CO.	679,844	3,351,029
		27,184,387	54,086,599	9.98%
Consumer Discretionary:
1,500	ADVANCE AUTO PARTS, INC.	53,557	230,250
5,534	AMAZON.COM, INC.(b)	5,899,211	17,425,072
2,400	ARAMARK	47,393	63,480
1,100	AUTOLIV, INC.(c)	13,982	80,168
13,174	AUTONATION, INC.(b)	340,741	697,300
800	AUTOZONE, INC.(b)	571,776	942,112
57,075	BEST BUY CO., INC.	3,242,872	6,351,877
1,400	BIG LOTS, INC.	15,477	62,440
1,461	BOOKING HOLDINGS, INC.(b)	2,144,770	2,499,303
7,742	BORGWARNER, INC.	164,658	299,925
831	BURLINGTON STORES, INC.(b)	85,265	171,261
3,068	CARMAX, INC.(b)	33,093	281,980
57,484	CARNIVAL CORP.	601,788	872,607
1,199	CARTER'S, INC.	97,866	103,809
1,000	CARVANA CO.(b)	127,620	223,060
5,227	D.R. HORTON, INC.	58,864	395,318
2,326	DARDEN RESTAURANTS, INC.	108,803	234,321
1,500	DICK'S SPORTING GOODS, INC.	24,803	86,820
3,389	DOLLAR GENERAL CORP.	248,398	710,402
5,224	DOLLAR TREE, INC.(b)	52,773	477,160
1,100	DOMINO'S PIZZA, INC.	154,333	467,808
67,839	EBAY, INC.	2,318,161	3,534,412
1,200	ETSY, INC.(b)	49,559	145,956
822	EXPEDIA GROUP, INC.	13,985	75,369
1,391	FLOOR & DECOR HOLDINGS, INC., CLASS A(b)	42,485	104,047
19,572	FOOT LOCKER, INC.	464,589	646,463
22,163	FORD MOTOR CO.	72,511	147,606
1,300	FRONTDOOR, INC.(b)	30,171	50,583
18,248	GAP (THE), INC.	140,118	310,763
1	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
5,273	GARMIN LTD.(c)	$188,068	500,197
14,081	GENERAL MOTORS CO.	351,158	416,657
15,000	GENTEX CORP.	106,860	386,250
3,450	GENUINE PARTS CO.	102,424	328,337
15,152	HANESBRANDS, INC.	128,268	238,644
400	HASBRO, INC.	10,206	33,088
1,600	HILTON WORLDWIDE HOLDINGS, INC.	115,613	136,512
15,500	HOME DEPOT (THE), INC.	2,435,136	4,304,505
30,418	INTERNATIONAL GAME TECHNOLOGY PLC	167,706	338,552
6,950	KOHL'S CORP.	55,508	128,784
971	KONTOOR BRANDS, INC.	5,113	23,498
3,290	L BRANDS, INC.	38,158	104,655
2,338	LAS VEGAS SANDS CORP.	14,654	109,091
29,465	LENNAR CORP., CLASS A	1,344,687	2,406,701
58	LENNAR CORP., CLASS B	652	3,808
15,160	LKQ CORP.(b)	410,648	420,387
924	LOWE'S COS., INC.	153,051	153,255
4,767	LULULEMON ATHLETICA, INC.(b)(c)	606,562	1,570,107
3,038	MARRIOTT INTERNATIONAL, INC., CLASS A	63,603	281,258
294	MARRIOTT VACATIONS WORLDWIDE CORP.	4,103	26,698
10,620	MCDONALD'S CORP.	433,348	2,330,984
6,600	MGM RESORTS INTERNATIONAL	54,921	143,550
600	MOHAWK INDUSTRIES, INC.(b)	26,796	58,554
600	MURPHY U.S.A., INC.(b)	4,392	76,962
4,915	NEWELL BRANDS, INC.	52,223	84,341
10,000	NIKE, INC., CLASS B	221,030	1,255,400
4,300	NORDSTROM, INC.	45,233	51,256
103	NVR, INC.(b)	133,164	420,561
900	O'REILLY AUTOMOTIVE, INC.(b)	27,059	414,972
4,707	PENSKE AUTOMOTIVE GROUP, INC.	191,281	224,336
900	PLANET FITNESS, INC., CLASS A(b)	45,306	55,458
1,225	POOL CORP.	308,981	409,811
26,129	PULTEGROUP, INC.	480,957	1,209,511
2,342	PVH CORP.	101,514	139,677
20,045	QURATE RETAIL, INC., CLASS A	55,417	143,923
1,500	RALPH LAUREN CORP.	31,320	101,955
4,543	ROSS STORES, INC.	175,795	423,953
9,411	ROYAL CARIBBEAN CRUISES LTD.	228,563	609,174
3,200	SIX FLAGS ENTERTAINMENT CORP.	48,149	64,960
30,689	STARBUCKS CORP.	714,369	2,636,799
4,800	TAPESTRY, INC.	14,970	75,024
22,005	TARGET CORP.	2,265,472	3,464,027
8,870	TESLA, INC.(b)	1,225,120	3,805,319
2,576	THOR INDUSTRIES, INC.	90,958	245,390
1,400	TIFFANY & CO.	35,210	162,190
20,188	TJX (THE) COS., INC.	86,033	1,123,462
1,466	TOPBUILD CORP.(b)	11,809	250,232
553	ULTA BEAUTY, INC.(b)	73,007	123,861
1,100	VEONEER, INC.(b)(c)	5,428	16,170
6,800	VF CORP.	81,950	477,700
407	WAYFAIR, INC., CLASS A(b)	88,670	118,441
3,000	WENDY'S (THE) CO.	43,280	66,885
7,417	WHIRLPOOL CORP.	755,937	1,363,912
2,773	WILLIAMS-SONOMA, INC.	149,190	250,790
23,166	WYNDHAM DESTINATIONS, INC.	477,832	712,586
1,400	WYNDHAM HOTELS & RESORTS, INC.	46,408	70,700
1,600	WYNN RESORTS LTD.	32,322	114,896
900	YUM CHINA HOLDINGS, INC.(c)	40,023	47,655
		32,425,237	72,948,033	13.46%
Consumer Staples:
51,876	ALTRIA GROUP, INC.	2,129,220	2,004,489
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	478,847
700	BEYOND MEAT, INC.(b)	51,107	116,242
500	BOSTON BEER (THE) CO., INC., CLASS A(b)	267,930	441,680
7,290	BROWN-FORMAN CORP., CLASS B	57,343	549,083
2,704	CAMPBELL SOUP CO.	131,380	130,792
14,871	CHURCH & DWIGHT CO., INC.	691,573	1,393,561
2	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
4,072	CLOROX (THE) CO.	$633,919	855,812
56,139	COCA-COLA (THE) CO.	844,179	2,771,582
1,280	COLGATE-PALMOLIVE CO.	36,019	98,752
1,900	CONAGRA BRANDS, INC.	26,152	67,849
1,600	CONSTELLATION BRANDS, INC., CLASS A	202,589	303,216
4,049	COSTCO WHOLESALE CORP.	173,164	1,437,395
1,646	ESTEE LAUDER (THE) COS., INC., CLASS A	288,146	359,240
3,709	FLOWERS FOODS, INC.	79,756	90,240
22,764	GENERAL MILLS, INC.	832,581	1,404,084
5,300	HERBALIFE NUTRITION LTD.(b)	36,401	247,245
11,038	HERSHEY (THE) CO.	1,444,006	1,582,187
6,000	HORMEL FOODS CORP.	102,466	293,340
7,814	INGREDION, INC.	510,701	591,364
8,927	J M SMUCKER (THE) CO.	903,851	1,031,247
1,643	KEURIG DR. PEPPER, INC.	-	45,347
5,938	KIMBERLY-CLARK CORP.	663,076	876,805
3,714	KRAFT HEINZ (THE) CO.	26,692	111,234
102,010	KROGER (THE) CO.	2,460,878	3,459,159
633	LAMB WESTON HOLDINGS, INC.	7,452	41,949
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	135,870
1,300	MOLSON COORS BEVERAGE CO., CLASS B	37,841	43,628
6,969	MONDELEZ INTERNATIONAL, INC., CLASS A	94,887	400,369
5,164	MONSTER BEVERAGE CORP.(b)	225,908	414,153
232	NU SKIN ENTERPRISES, INC., CLASS A	8,194	11,621
24,270	PEPSICO, INC.	1,881,046	3,363,822
11,902	PHILIP MORRIS INTERNATIONAL, INC.	711,597	892,531
700	POST HOLDINGS, INC.(b)	43,421	60,200
34,396	PROCTER & GAMBLE (THE) CO.	1,138,085	4,780,700
19,604	SPROUTS FARMERS MARKET, INC.(b)	483,508	410,312
12,432	SYSCO CORP.	389,192	773,519
9,301	TYSON FOODS, INC., CLASS A	229,865	553,223
2,700	US FOODS HOLDING CORP.(b)	45,757	59,994
29,675	WALGREENS BOOTS ALLIANCE, INC.	977,767	1,065,926
19,018	WALMART, INC.	1,729,702	2,660,808
		20,807,582	36,409,417	6.72%
Energy:
485	ANTERO MIDSTREAM CORP.	1,094	2,604
7,500	APACHE CORP.	44,218	71,025
6,600	BAKER HUGHES CO.	77,964	87,714
2,200	CHENIERE ENERGY, INC.(b)	73,298	101,794
28,175	CHEVRON CORP.	1,278,870	2,028,600
2,700	CIMAREX ENERGY CO.	45,271	65,691
1,700	CONCHO RESOURCES, INC.	49,631	75,004
41,073	CONOCOPHILLIPS	1,118,102	1,348,837
2,000	CONTINENTAL RESOURCES, INC.	20,765	24,560
9,794	ENBRIDGE, INC.(c)	137,797	285,985
12,548	EOG RESOURCES, INC.	570,060	450,975
16,551	EXXON MOBIL CORP.	628,157	568,196
3,100	HELMERICH & PAYNE, INC.	39,003	45,415
2,600	HESS CORP.	90,342	106,418
18,112	KINDER MORGAN, INC.	209,947	223,321
7,200	NOBLE ENERGY, INC.	44,105	61,560
5,994	OCCIDENTAL PETROLEUM CORP.	53,941	60,000
3,900	ONEOK, INC.	59,690	101,322
6,900	PBF ENERGY, INC., CLASS A	45,786	39,261
1,000	PHILLIPS 66	50,510	51,840
1,500	PIONEER NATURAL RESOURCES CO.	108,477	128,985
9,633	SCHLUMBERGER N.V.	108,848	149,890
18,535	VALERO ENERGY CORP.	764,933	802,936
11,500	WILLIAMS (THE) COS., INC.	154,047	225,975
		5,774,856	7,107,908	1.31%
Financials:
500	ALLEGHANY CORP.	140,685	260,225
26,264	ALLSTATE (THE) CORP.	1,916,211	2,472,493
3,633	AMERICAN EXPRESS CO.	111,938	364,208
2,208	AMERICAN FINANCIAL GROUP, INC.	135,743	147,892
5,500	AMERICAN INTERNATIONAL GROUP, INC.	129,086	151,415
3	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
3,642	AMERICAN NATIONAL GROUP, INC.	$245,405	245,944
13,465	AMERIPRISE FINANCIAL, INC.	1,169,211	2,075,091
13,600	ANNALY CAPITAL MANAGEMENT, INC.	80,993	96,832
1,848	AON PLC, CLASS A	223,031	381,242
15,811	ARCH CAPITAL GROUP LTD.(b)(c)	307,170	462,472
2,300	ARTHUR J. GALLAGHER & CO.	80,002	242,834
4,900	ASSURANT, INC.	218,575	594,419
1,000	AXIS CAPITAL HOLDINGS LTD.(c)	28,371	44,040
118,115	BANK OF AMERICA CORP.	1,191,619	2,845,390
10,000	BANK OF NEW YORK MELLON (THE) CORP.	206,454	343,400
22,651	BERKSHIRE HATHAWAY, INC., CLASS B(b)	2,584,621	4,823,304
3,658	BRIGHTHOUSE FINANCIAL, INC.(b)	92,969	98,437
620	CANNAE HOLDINGS, INC.(b)	2,893	23,101
9,258	CAPITAL ONE FINANCIAL CORP.	345,636	665,280
17,900	CHARLES SCHWAB (THE) CORP.	156,088	648,517
2,385	CHUBB LTD.(c)	126,355	276,946
72,636	CITIGROUP, INC.	3,581,374	3,131,338
7,030	CITIZENS FINANCIAL GROUP, INC.	131,016	177,718
1,965	CME GROUP, INC.	203,851	328,764
500	CREDIT ACCEPTANCE CORP.(b)	86,421	169,320
8,202	DISCOVER FINANCIAL SERVICES	125,376	473,912
3,601	E*TRADE FINANCIAL CORP.	49,884	180,230
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	137,548
1,863	FIDELITY NATIONAL FINANCIAL, INC.	15,560	58,331
10,565	FIFTH THIRD BANCORP	109,297	225,246
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	127,512
30,500	FIRST HORIZON NATIONAL CORP.	193,065	287,615
5,327	FNB CORP.	36,403	36,117
15,329	GOLDMAN SACHS GROUP (THE), INC.	1,896,007	3,080,669
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	279,540
19,283	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	719,250	710,771
35,000	HUNTINGTON BANCSHARES, INC.	169,770	320,950
505	INTERCONTINENTAL EXCHANGE, INC.	12,819	50,525
15,903	JANUS HENDERSON GROUP PLC(c)	222,792	345,413
47,492	JPMORGAN CHASE & CO.	1,723,282	4,572,055
5,904	KEYCORP	30,107	70,435
200	MARKEL CORP.(b)	67,789	194,740
200	MARKETAXESS HOLDINGS, INC.	100,378	96,318
5,684	MARSH & MCLENNAN COS., INC.	240,120	651,955
1,300	MERCURY GENERAL CORP.	38,019	53,781
5,091	METLIFE, INC.	162,948	189,232
800	MOODY'S CORP.	28,632	231,880
75,102	MORGAN STANLEY	2,245,740	3,631,182
931	MSCI, INC.	257,575	332,162
5,900	NASDAQ, INC.	240,309	723,989
17,289	OLD REPUBLIC INTERNATIONAL CORP.	256,475	254,840
2,326	ONEMAIN HOLDINGS, INC.	40,168	72,687
2,485	PACWEST BANCORP	28,898	42,444
7,214	PNC FINANCIAL SERVICES GROUP (THE), INC.	276,365	792,891
16,472	POPULAR, INC.	556,536	597,439
1,800	PRINCIPAL FINANCIAL GROUP, INC.	37,586	72,486
15,939	PROGRESSIVE (THE) CORP.	1,042,320	1,508,945
5,900	PRUDENTIAL FINANCIAL, INC.	182,565	374,768
16,006	RAYMOND JAMES FINANCIAL, INC.	1,016,976	1,164,597
12,839	REGIONS FINANCIAL CORP.	73,436	148,034
800	RENAISSANCERE HOLDINGS LTD.(c)	81,779	135,792
3,151	ROYAL BANK OF CANADA(c)	75,539	221,011
7,500	SEI INVESTMENTS CO.	108,537	380,400
18,352	SLM CORP.	93,485	148,468
24,290	STATE STREET CORP.	1,295,516	1,441,126
48,997	SYNCHRONY FINANCIAL	1,089,720	1,282,251
3,657	SYNOVUS FINANCIAL CORP.	49,372	77,419
3,549	T. ROWE PRICE GROUP, INC.	106,978	455,053
2,946	TCF FINANCIAL CORP.	51,834	68,819
1,300	TD AMERITRADE HOLDING CORP.	45,798	50,895
15,374	TRAVELERS (THE) COS., INC.	1,378,221	1,663,313
12,994	TRUIST FINANCIAL CORP.	242,181	494,422
4	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
16,200	TWO HARBORS INVESTMENT CORP.	$75,902	82,458
17,585	US BANCORP	318,503	630,422
7,855	W R BERKLEY CORP.	230,563	480,333
1,800	WASHINGTON FEDERAL, INC.	23,535	37,548
47,427	WELLS FARGO & CO.	593,148	1,115,009
2,568	WESTERN ALLIANCE BANCORP	59,789	81,200
2,600	ZIONS BANCORP N.A.	49,361	75,972
		32,021,973	52,083,772	9.61%
Health Care:
12,487	ABBOTT LABORATORIES	246,035	1,358,960
22,394	ABBVIE, INC.	940,731	1,961,491
300	ABIOMED, INC.(b)	44,070	83,118
500	ACCELERON PHARMA, INC.(b)	48,935	56,265
1,800	ADAPTIVE BIOTECHNOLOGIES CORP.(b)	45,536	87,534
1,457	AGILENT TECHNOLOGIES, INC.	63,335	147,070
1,200	AGIOS PHARMACEUTICALS, INC.(b)	44,843	42,000
5,390	ALEXION PHARMACEUTICALS, INC.(b)	376,663	616,778
2,191	ALIGN TECHNOLOGY, INC.(b)	327,961	717,246
1,200	ALNYLAM PHARMACEUTICALS, INC.(b)	181,534	174,720
20,217	AMERISOURCEBERGEN CORP.	1,223,078	1,959,432
15,271	AMGEN, INC.	2,749,906	3,881,277
5,455	ANTHEM, INC.	483,009	1,465,158
193	AVANOS MEDICAL, INC.(b)	3,014	6,411
3,700	AVANTOR, INC.(b)	41,168	83,213
9,039	BAXTER INTERNATIONAL, INC.	441,749	726,916
2,865	BECTON DICKINSON AND CO.	250,650	666,628
13,038	BIOGEN, INC.(b)	3,603,415	3,698,620
2,814	BIO-RAD LABORATORIES, INC., CLASS A(b)	1,417,545	1,450,504
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,253,288
47,070	BRISTOL-MYERS SQUIBB CO.	2,055,080	2,837,850
2,145	BRUKER CORP.	43,219	85,264
18,197	CARDINAL HEALTH, INC.	835,060	854,349
1,500	CATALENT, INC.(b)	72,508	128,490
3,672	CENTENE CORP.(b)	139,553	214,188
4,446	CERNER CORP.	101,620	321,401
241	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	31,337	54,574
3,042	CIGNA CORP.	173,127	515,345
200	COOPER (THE) COS., INC.	50,902	67,424
17,037	CVS HEALTH CORP.	769,515	994,961
9,229	DANAHER CORP.	272,153	1,987,281
18,392	DAVITA, INC.(b)	1,365,141	1,575,275
5,332	DENTSPLY SIRONA, INC.	141,306	233,168
1,500	DEXCOM, INC.(b)	87,311	618,345
11,778	EDWARDS LIFESCIENCES CORP.(b)	161,745	940,120
3,800	ELANCO ANIMAL HEALTH, INC.(b)	74,580	106,134
23,244	ELI LILLY AND CO.	2,171,317	3,440,577
35,059	EXELIXIS, INC.(b)	612,930	857,193
18,177	GILEAD SCIENCES, INC.	209,925	1,148,605
8,969	HCA HEALTHCARE, INC.	1,189,581	1,118,255
3,800	HENRY SCHEIN, INC.(b)	67,547	223,364
9,930	HOLOGIC, INC.(b)	329,319	660,047
6,925	HORIZON THERAPEUTICS PLC(b)	168,428	537,934
2,378	HUMANA, INC.	820,169	984,230
3,655	IDEXX LABORATORIES, INC.(b)	629,727	1,436,817
2,300	ILLUMINA, INC.(b)	98,233	710,884
1,900	INCYTE CORP.(b)	120,835	170,506
1,462	INTUITIVE SURGICAL, INC.(b)	560,949	1,037,348
2,000	IOVANCE BIOTHERAPEUTICS, INC.(b)	54,955	65,840
5,634	IQVIA HOLDINGS, INC.(b)	560,732	888,087
24,723	JOHNSON & JOHNSON	1,598,544	3,680,760
842	LABORATORY CORP. OF AMERICA HOLDINGS(b)	53,269	158,523
500	MASIMO CORP.(b)	110,177	118,030
6,227	MCKESSON CORP.	278,873	927,387
12,348	MEDTRONIC PLC(c)	1,077,575	1,283,204
43,396	MERCK & CO., INC.	1,384,084	3,599,698
1,317	METTLER-TOLEDO INTERNATIONAL, INC.(b)	123,051	1,271,893
2,392	MOLINA HEALTHCARE, INC.(b)	385,437	437,832
5	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
3,217	MYLAN N.V.(b)	$50,337	47,708
800	NEUROCRINE BIOSCIENCES, INC.(b)	72,192	76,928
300	PENUMBRA, INC.(b)	36,663	58,314
1,200	PERRIGO CO. PLC(c)	53,711	55,092
103,063	PFIZER, INC.	2,621,305	3,782,412
2,600	PPD, INC.(b)	45,518	96,174
2,000	QIAGEN N.V.(b)(c)	83,380	104,520
992	REGENERON PHARMACEUTICALS, INC.(b)	572,258	555,302
400	REPLIGEN CORP.(b)	46,604	59,016
8,022	RESMED, INC.	644,542	1,375,211
700	SAREPTA THERAPEUTICS, INC.(b)	66,178	98,301
2,100	SEATTLE GENETICS, INC.(b)	357,076	410,949
900	TELADOC HEALTH, INC.(b)	179,423	197,316
1,800	TELEFLEX, INC.	195,858	612,756
3,026	THERMO FISHER SCIENTIFIC, INC.	769,422	1,336,040
830	UNITED THERAPEUTICS CORP.(b)	72,357	83,830
15,291	UNITEDHEALTH GROUP, INC.	2,299,636	4,767,275
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	217,893
1,880	VAREX IMAGING CORP.(b)	19,829	23,914
5,199	VARIAN MEDICAL SYSTEMS, INC.(b)	193,000	894,228
1,800	VEEVA SYSTEMS, INC., CLASS A(b)	318,742	506,142
4,100	VERTEX PHARMACEUTICALS, INC.(b)	824,040	1,115,692
8,978	WATERS CORP.(b)	1,428,708	1,756,815
300	WEST PHARMACEUTICAL SERVICES, INC.	68,922	82,470
4,304	ZIMMER BIOMET HOLDINGS, INC.	233,961	585,947
1,047	ZOETIS, INC.	108,002	173,142
		43,095,637	75,801,199	13.99%
Industrials:
6,987	3M CO.	417,187	1,119,178
923	ACCO BRANDS CORP.	3,137	5,353
1,508	ACUITY BRANDS, INC.	138,403	154,344
11,607	ADT, INC.	45,143	94,829
2,812	AGCO CORP.	136,874	208,847
8,255	AIR LEASE CORP.	223,546	242,862
1,533	ALLEGION PLC(c)	40,913	151,629
5,175	AMETEK, INC.	73,220	514,395
3,387	BOEING (THE) CO.	231,093	559,736
1,200	BWX TECHNOLOGIES, INC.	54,215	67,572
2,996	CARLISLE COS., INC.	114,358	366,621
10,640	CARRIER GLOBAL CORP.	57,007	324,946
10,504	CATERPILLAR, INC.	272,491	1,566,672
3,200	CINTAS CORP.	258,101	1,065,056
2,000	COPART, INC.(b)	143,195	210,320
6,700	CORELOGIC, INC.	76,313	453,389
3,948	CRANE CO.	66,572	197,913
7,324	CSX CORP.	382,113	568,855
15,626	CUMMINS, INC.	2,500,639	3,299,586
7,300	DEERE & CO.	199,160	1,617,899
10,100	DELTA AIR LINES, INC.	100,965	308,858
1,525	DOVER CORP.	32,899	165,218
19,882	EATON CORP. PLC	752,240	2,028,560
2,980	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	166,704	269,750
1,953	FEDEX CORP.	39,089	491,219
3,325	FORTIVE CORP.	43,068	253,398
36,852	FORTUNE BRANDS HOME & SECURITY, INC.	1,732,360	3,188,435
1,400	GATX CORP.	24,276	89,250
2,128	GENERAL DYNAMICS CORP.	296,250	294,579
50,000	GENERAL ELECTRIC CO.	348,445	311,500
875	HEICO CORP.	61,334	91,578
2,156	HEICO CORP., CLASS A	109,365	191,151
360	HERC HOLDINGS, INC.(b)	5,808	14,260
9,188	HONEYWELL INTERNATIONAL, INC.	265,803	1,512,437
25,039	HOWMET AEROSPACE, INC.	299,194	418,652
1,200	HUBBELL, INC.	43,310	164,208
510	HUNTINGTON INGALLS INDUSTRIES, INC.	13,001	71,783
1,500	IAA, INC.(b)	45,882	78,105
2,271	IDEX CORP.	140,770	414,253
6	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
6,025	IHS MARKIT LTD.(c)	$423,559	473,023
4,824	ILLINOIS TOOL WORKS, INC.	155,812	932,045
2,382	INGERSOLL RAND, INC.(b)	18,866	84,799
1,468	JACOBS ENGINEERING GROUP, INC.	29,713	136,186
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	265,398
37,751	JOHNSON CONTROLS INTERNATIONAL PLC	982,980	1,542,128
4,274	L3HARRIS TECHNOLOGIES, INC.	274,846	725,896
600	LENNOX INTERNATIONAL, INC.	17,874	163,566
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	128,856
3,232	LOCKHEED MARTIN CORP.	941,979	1,238,761
1,800	LYFT, INC., CLASS A(b)	50,324	49,590
1,200	MANITOWOC (THE) CO., INC.(b)	10,053	10,092
2,475	MANPOWERGROUP, INC.	81,957	181,492
15,263	MASCO CORP.	139,724	841,449
577	NORDSON CORP.	57,299	110,680
760	NORFOLK SOUTHERN CORP.	14,546	162,632
4,673	NORTHROP GRUMMAN CORP.	480,108	1,474,285
2,519	NVENT ELECTRIC PLC(c)	24,113	44,561
7,066	OLD DOMINION FREIGHT LINE, INC.	1,046,366	1,278,381
12,377	OSHKOSH CORP.	642,397	909,709
5,320	OTIS WORLDWIDE CORP.	90,693	332,074
1,100	OWENS CORNING	22,578	75,691
1,067	PACCAR, INC.	47,468	90,994
4,628	PARKER-HANNIFIN CORP.	350,966	936,430
2,519	PENTAIR PLC(c)	49,295	115,295
4,100	QUANTA SERVICES, INC.	52,131	216,726
13,341	RAYTHEON TECHNOLOGIES CORP.	243,956	767,641
12,257	REPUBLIC SERVICES, INC.	732,074	1,144,191
6,280	ROLLINS, INC.	221,629	340,313
700	ROPER TECHNOLOGIES, INC.	94,317	276,577
700	SNAP-ON, INC.	17,991	102,991
26,799	SOUTHWEST AIRLINES CO.	909,504	1,004,962
1,500	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	25,470	28,365
2,557	STANLEY BLACK & DECKER, INC.	72,048	414,745
600	STERICYCLE, INC.(b)	18,858	37,836
5,162	TIMKEN (THE) CO.	171,352	279,884
1,596	TORO (THE) CO.	76,510	133,984
10,505	TRANE TECHNOLOGIES PLC(c)	490,333	1,273,731
200	TRANSDIGM GROUP, INC.	60,439	95,024
11,000	UBER TECHNOLOGIES, INC.(b)	307,924	401,280
5,202	UNION PACIFIC CORP.	230,095	1,024,118
1,928	UNITED AIRLINES HOLDINGS, INC.(b)	38,137	66,998
4,957	UNITED PARCEL SERVICE, INC., CLASS B	392,428	825,985
12,194	UNITED RENTALS, INC.(b)	1,319,924	2,127,853
794	VERISK ANALYTICS, INC.	137,235	147,136
180	VERITIV CORP.(b)	1,653	2,279
700	W.W. GRAINGER, INC.	30,601	249,739
975	WASTE CONNECTIONS, INC.	42,575	101,205
17,554	WASTE MANAGEMENT, INC.	879,219	1,986,586
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	74,256
1,600	XYLEM, INC.	30,618	134,592
		22,596,425	48,710,206	8.99%
Information Technology:
2,200	2U, INC.(b)	40,782	74,492
4,949	ACCENTURE PLC, CLASS A(c)	304,426	1,118,425
9,323	ADOBE, INC.(b)	2,002,597	4,572,279
12,800	ADVANCED MICRO DEVICES, INC.(b)	228,636	1,049,472
12,626	AKAMAI TECHNOLOGIES, INC.(b)	715,662	1,395,678
5,916	ALLIANCE DATA SYSTEMS CORP.	254,871	248,354
1,236	ALTERYX, INC., CLASS A(b)	140,231	140,348
4,065	AMDOCS LTD.	200,086	233,372
4,400	ANALOG DEVICES, INC.	82,698	513,656
1,400	ANAPLAN, INC.(b)	47,612	87,612
1,200	ANSYS, INC.(b)	30,630	392,676
275,563	APPLE, INC.	6,182,823	31,912,951
7,400	APPLIED MATERIALS, INC.	134,145	439,930
6,842	ARROW ELECTRONICS, INC.(b)	397,790	538,192
7	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
1,800	ATLASSIAN CORP. PLC, CLASS A(b)(c)	$206,509	327,222
4,347	AUTODESK, INC.(b)	578,347	1,004,200
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	943,789
7,371	BLACK KNIGHT, INC.(b)	272,636	641,646
9,493	BOOZ ALLEN HAMILTON HOLDING CORP.	296,190	787,729
2,791	BROADCOM, INC.	153,147	1,016,817
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	450,516
165	CACI INTERNATIONAL, INC., CLASS A(b)	28,971	35,171
11,400	CADENCE DESIGN SYSTEMS, INC.(b)	154,632	1,215,582
1,522	CDK GLOBAL, INC.	19,712	66,344
7,000	CDW CORP.	292,424	836,710
9,515	CERENCE, INC.(b)	225,769	464,998
75,070	CISCO SYSTEMS, INC.	1,586,892	2,957,007
18,376	CITRIX SYSTEMS, INC.	2,131,097	2,530,559
2,200	CLOUDFLARE, INC., CLASS A(b)	78,522	90,332
1,000	COGNEX CORP.	44,753	65,100
2,700	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	25,751	187,434
15,600	CORNING, INC.	85,176	505,596
900	COUPA SOFTWARE, INC.(b)	111,897	246,816
1,000	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	98,800	137,320
2,100	DATADOG, INC., CLASS A(b)	179,184	214,536
10,926	DELL TECHNOLOGIES, INC., CLASS C(b)	625,523	739,581
3,700	DOCUSIGN, INC.(b)	464,753	796,388
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	132,560
2,300	DROPBOX, INC., CLASS A(b)	42,360	44,298
4,992	DXC TECHNOLOGY CO.	158,627	89,107
1,640	ECHOSTAR CORP., CLASS A(b)	21,050	40,820
954	EPAM SYSTEMS, INC.(b)	163,143	308,409
300	EURONET WORLDWIDE, INC.(b)	25,458	27,330
300	EVERBRIDGE, INC.(b)	42,279	37,719
1,300	F5 NETWORKS, INC.(b)	30,063	159,601
300	FAIR ISAAC CORP.(b)	80,682	127,614
12,959	FIDELITY NATIONAL INFORMATION SERVICES, INC.	538,426	1,907,694
3,900	FIREEYE, INC.(b)	44,602	48,146
9,784	FISERV, INC.(b)	172,685	1,008,241
600	FIVE9, INC.(b)	64,638	77,808
200	FLEETCOR TECHNOLOGIES, INC.(b)	33,618	47,620
5,523	FORTINET, INC.(b)	393,491	650,665
3,708	GLOBAL PAYMENTS, INC.	264,415	658,467
800	GODADDY, INC., CLASS A(b)	39,006	60,776
18,800	HEWLETT PACKARD ENTERPRISE CO.	102,062	176,156
11,910	HP, INC.	179,763	226,171
400	HUBSPOT, INC.(b)	54,548	116,892
1,200	INPHI CORP.(b)	136,907	134,700
47,401	INTEL CORP.	1,194,476	2,454,424
8,323	INTERNATIONAL BUSINESS MACHINES CORP.	812,001	1,012,659
3,500	INTUIT, INC.	75,843	1,141,735
13,175	JABIL, INC.	259,881	451,376
2,356	JACK HENRY & ASSOCIATES, INC.	428,498	383,062
991	KEYSIGHT TECHNOLOGIES, INC.(b)	89,833	97,891
7,012	LAM RESEARCH CORP.	401,371	2,326,231
18,124	LEIDOS HOLDINGS, INC.	1,474,427	1,615,755
3,770	MARVELL TECHNOLOGY GROUP LTD.	20,234	149,669
8,874	MASTERCARD, INC., CLASS A	1,993,235	3,000,921
1,900	MEDALLIA, INC.(b)	44,418	52,098
4,200	MICROCHIP TECHNOLOGY, INC.	38,962	431,592
36,285	MICRON TECHNOLOGY, INC.(b)	707,380	1,703,944
111,661	MICROSOFT CORP.	4,788,071	23,485,658
500	MKS INSTRUMENTS, INC.	32,310	54,615
900	MONGODB, INC.(b)	115,074	208,359
6,993	NETAPP, INC.	301,461	306,573
900	NEW RELIC, INC.(b)	42,264	50,724
36,573	NORTONLIFELOCK, INC.	432,755	762,181
9,984	NVIDIA CORP.	1,873,485	5,403,540
3,900	NXP SEMICONDUCTORS N.V.(c)	334,137	486,759
3,297	OKTA, INC.(b)	513,168	705,063
67,769	ORACLE CORP.	3,615,684	4,045,809
8	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
2,800	PALO ALTO NETWORKS, INC.(b)	$116,508	685,300
466	PAYCHEX, INC.	27,642	37,173
1,553	PAYCOM SOFTWARE, INC.(b)	217,948	483,449
9,661	PAYPAL HOLDINGS, INC.(b)	957,404	1,903,507
907	PERSPECTA, INC.	8,504	17,641
3,800	PLURALSIGHT, INC., CLASS A(b)	42,888	65,094
600	PROOFPOINT, INC.(b)	56,232	63,330
2,400	PTC, INC.(b)	82,674	198,528
2,403	QORVO, INC.(b)	185,625	310,011
30,433	QUALCOMM, INC.	2,788,687	3,581,355
1,500	RINGCENTRAL, INC., CLASS A(b)	152,618	411,915
8,372	SALESFORCE.COM, INC.(b)	147,727	2,104,051
76,375	SEAGATE TECHNOLOGY PLC	3,154,086	3,762,996
2,100	SERVICENOW, INC.(b)	273,110	1,018,500
6,675	SKYWORKS SOLUTIONS, INC.	640,777	971,212
900	SMARTSHEET, INC., CLASS A(b)	39,015	44,478
1,400	SPLUNK, INC.(b)	162,032	263,382
3,000	SQUARE, INC., CLASS A(b)	111,050	487,650
1,938	SS&C TECHNOLOGIES HOLDINGS, INC.	86,602	117,288
6,955	SYNNEX CORP.	493,509	974,117
4,400	SYNOPSYS, INC.(b)	172,415	941,512
4,600	TERADYNE, INC.	82,730	365,516
27,940	TEXAS INSTRUMENTS, INC.	943,662	3,989,553
7,049	TRIMBLE, INC.(b)	94,849	343,286
1,000	TWILIO, INC., CLASS A(b)	215,260	247,090
2,100	UBIQUITI, INC.	357,603	349,986
200	VERISIGN, INC.(b)	23,200	40,970
13,443	VISA, INC., CLASS A	762,987	2,688,197
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	121,446
3,772	VMWARE, INC., CLASS A(b)	190,784	541,923
5,845	WESTERN DIGITAL CORP.	90,457	213,635
174,923	WESTERN UNION (THE) CO.	3,459,515	3,748,600
1,000	WORKDAY, INC., CLASS A(b)	137,260	215,130
24,464	XEROX HOLDINGS CORP.	374,155	459,189
6,750	XILINX, INC.	47,180	703,620
2,685	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	397,763	677,855
1,300	ZENDESK, INC.(b)	79,216	133,796
2,300	ZOOM VIDEO COMMUNICATIONS, INC., CLASS A(b)	581,479	1,081,253
700	ZSCALER, INC.(b)	41,398	98,483
		58,957,476	149,852,279	27.65%
Materials:
1,075	AIR PRODUCTS AND CHEMICALS, INC.	43,205	320,199
1,300	ALBEMARLE CORP.	29,152	116,064
13,770	AMCOR PLC(c)	60,200	152,159
700	ASHLAND GLOBAL HOLDINGS, INC.	12,006	49,644
3,165	AVERY DENNISON CORP.	207,899	404,614
2,804	CABOT CORP.	78,012	101,028
16,337	CELANESE CORP.	1,176,262	1,755,411
4,500	CHEMOURS (THE) CO.	49,032	94,095
7,262	CORTEVA, INC.	88,857	209,218
1,800	CROWN HOLDINGS, INC.(b)	57,831	138,348
7,262	DOW, INC.	147,036	341,677
10,454	DUPONT DE NEMOURS, INC.	408,910	579,988
7,748	EASTMAN CHEMICAL CO.	296,568	605,274
3,191	ECOLAB, INC.	114,294	637,689
15,800	FREEPORT-MCMORAN, INC.	103,648	247,112
15,846	HUNTSMAN CORP.	249,978	351,940
238	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	5,120	29,143
38,587	INTERNATIONAL PAPER CO.	1,300,493	1,564,317
4,679	LINDE PLC(c)	777,043	1,114,210
9,574	LYONDELLBASELL INDUSTRIES N.V., CLASS A	429,495	674,871
700	MARTIN MARIETTA MATERIALS, INC.	27,965	164,752
25,934	NEWMONT CORP.	1,006,086	1,645,512
5,844	NUCOR CORP.	99,313	262,162
8,317	PACKAGING CORP. OF AMERICA	742,458	906,969
5,172	PPG INDUSTRIES, INC.	123,888	631,398
6,625	RELIANCE STEEL & ALUMINUM CO.	325,929	676,015
9	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
600	ROYAL GOLD, INC.	$22,314	72,102
2,400	RPM INTERNATIONAL, INC.	24,657	198,816
500	SCOTTS MIRACLE-GRO (THE) CO.	37,765	76,455
1,400	SEALED AIR CORP.	24,528	54,334
3,600	SONOCO PRODUCTS CO.	74,519	183,852
3,234	SOUTHERN COPPER CORP.(c)	38,445	146,403
11,903	STEEL DYNAMICS, INC.	182,235	340,783
4,392	VALVOLINE, INC.	24,184	83,624
2,100	VULCAN MATERIALS CO.	63,441	284,634
2,242	WESTROCK CO.	24,357	77,887
		8,477,125	15,292,699	2.82%
Real Estate:
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	106,066	336,000
3,148	AMERICAN TOWER CORP.	239,658	760,966
3,729	APARTMENT INVESTMENT AND MANAGEMENT CO., CLASS A	47,243	125,742
21,906	APPLE HOSPITALITY REIT, INC.	171,757	210,517
734	AVALONBAY COMMUNITIES, INC.	31,138	109,616
14,826	BOSTON PROPERTIES, INC.	1,272,891	1,190,528
46,503	BRIXMOR PROPERTY GROUP, INC.	409,622	543,620
2,153	CAMDEN PROPERTY TRUST	123,556	191,574
24,200	COLONY CAPITAL, INC.	47,800	66,066
500	CORESITE REALTY CORP.	43,021	59,440
4,700	CROWN CASTLE INTERNATIONAL CORP.	190,955	782,550
2,027	CUBESMART	53,159	65,492
900	CYRUSONE, INC.	45,900	63,027
2,500	DIGITAL REALTY TRUST, INC.	269,780	366,900
5,200	DOUGLAS EMMETT, INC.	44,883	130,520
1,700	DUKE REALTY CORP.	28,435	62,730
315	EPR PROPERTIES	6,875	8,662
2,140	EQUINIX, INC.	817,154	1,626,678
1,600	EQUITY LIFESTYLE PROPERTIES, INC.	26,751	98,080
5,416	EQUITY RESIDENTIAL	174,162	278,003
1,625	ESSEX PROPERTY TRUST, INC.	275,634	326,284
900	FEDERAL REALTY INVESTMENT TRUST	48,326	66,096
1,046	FOUR CORNERS PROPERTY TRUST, INC.	8,684	26,767
2,049	GAMING AND LEISURE PROPERTIES, INC.	55,768	75,680
7,000	HEALTHPEAK PROPERTIES, INC.	72,217	190,050
2,015	HIGHWOODS PROPERTIES, INC.	68,519	67,644
70,821	HOST HOTELS & RESORTS, INC.	798,690	764,159
678	HOWARD HUGHES (THE) CORP.(b)	20,502	39,053
700	JBG SMITH PROPERTIES	17,888	18,718
700	JONES LANG LASALLE, INC.	39,951	66,962
4,001	KIMCO REALTY CORP.	33,139	45,051
4,678	LAMAR ADVERTISING CO., CLASS A	77,075	309,543
6,311	MID-AMERICA APARTMENT COMMUNITIES, INC.	643,774	731,760
15,318	OUTFRONT MEDIA, INC.	184,437	222,877
10,911	PROLOGIS, INC.	282,240	1,097,865
1,014	PUBLIC STORAGE	62,914	225,838
6,972	RAYONIER, INC.	74,591	184,340
2,600	REALTY INCOME CORP.	49,031	157,950
3,900	REGENCY CENTERS CORP.	85,344	148,278
4,528	SBA COMMUNICATIONS CORP.	826,171	1,442,077
1,594	SIMON PROPERTY GROUP, INC.	75,050	103,100
1,100	SUN COMMUNITIES, INC.	83,011	154,671
2,100	TAUBMAN CENTERS, INC.	53,754	69,909
4,100	UDR, INC.	63,318	133,701
10,100	VEREIT, INC.	51,263	65,650
4,300	VICI PROPERTIES, INC.	66,376	100,491
21,709	VORNADO REALTY TRUST	843,765	731,810
21,812	WEINGARTEN REALTY INVESTORS	307,488	369,932
4,916	WEYERHAEUSER CO.	64,713	140,204
		9,484,439	15,153,171	2.79%
Utilities:
3,000	AES (THE) CORP.	32,870	54,330
2,000	ALLIANT ENERGY CORP.	24,835	103,300
1,600	AMEREN CORP.	40,872	126,528
10	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
3,406	AMERICAN ELECTRIC POWER CO., INC.	$147,690	278,372
13,200	AVANGRID, INC.	502,113	666,072
5,800	CENTERPOINT ENERGY, INC.	66,308	112,230
13,300	CMS ENERGY CORP.	259,708	816,753
4,875	CONSOLIDATED EDISON, INC.	311,551	379,275
12,073	DOMINION ENERGY, INC.	450,978	952,922
2,300	DTE ENERGY CO.	84,036	264,592
12,117	DUKE ENERGY CORP.	582,142	1,073,081
4,425	EDISON INTERNATIONAL	136,263	224,967
4,321	ENTERGY CORP.	369,658	425,748
1,735	ESSENTIAL UTILITIES, INC.	22,973	69,834
2,974	EVERGY, INC.	67,407	151,139
4,961	EVERSOURCE ENERGY	125,492	414,492
5,500	FIRSTENERGY CORP.	176,693	157,905
900	NATIONAL FUEL GAS CO.	20,790	36,531
4,400	NEXTERA ENERGY, INC.	204,691	1,221,264
6,900	NISOURCE, INC.	43,973	151,800
17,950	NRG ENERGY, INC.	528,378	551,783
4,800	OGE ENERGY CORP.	43,344	143,952
5,000	PG&E CORP.(b)	46,280	46,950
2,400	PINNACLE WEST CAPITAL CORP.	71,637	178,920
700	PPL CORP.	10,384	19,047
14,873	PUBLIC SERVICE ENTERPRISE GROUP, INC.	687,970	816,676
3,200	SEMPRA ENERGY	174,758	378,752
8,600	SOUTHERN (THE) CO.	176,010	466,292
4,650	UGI CORP.	51,203	153,357
1,600	WEC ENERGY GROUP, INC.	91,440	155,040
968	XCEL ENERGY, INC.	36,241	66,802
		5,588,688	10,658,706	1.97%
	Sub-total Common Stocks:	266,413,825	538,103,989	99.29%
Preferred Stocks:
Consumer Discretionary:
356	QURATE RETAIL, INC.(b)	14,261	35,002
		14,261	35,002	0.01%
	Sub-total Preferred Stocks:	14,261	35,002	0.01%
Short-Term Investments:
3,639,552	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.03%(d)	3,639,552	3,639,552
	Sub-total Short-Term Investments:	3,639,552	3,639,552	0.67%
	Grand total	$270,067,638	541,778,543	99.97%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2020, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.13% of net assets.
(d)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2019, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $2,916,876 with net purchases of $722,676 during the nine months ended September 30, 2020.
11	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2020 (unaudited)
Fair value is an estimate of the price the Clearwater Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Core Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Core Equity Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2020.
	Level 1	Level 2	Level 3	Total
Common Stocks	$538,103,989	$—	$—	$538,103,989
Preferred Stocks	35,002	—	—	35,002
Short-Term Investments	3,639,552	—	—	3,639,552
Total	$541,778,543	$—	$—	$541,778,543
For the Clearwater Core Equity Fund, the investment value is comprised of equity securities and short-term investments. See the Clearwater Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
12	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2020 (unaudited)
Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)
13	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
232,117	ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.	$466,648	464,234
2,932	CINCINNATI BELL, INC.(b)	43,797	43,980
2,166	COGENT COMMUNICATIONS HOLDINGS, INC.	147,768	130,068
3,900	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.(b)	25,218	22,191
48,713	EW SCRIPPS (THE) CO., CLASS A	643,750	557,277
12,551	GANNETT CO., INC.	23,297	16,316
46,922	GCI LIBERTY, INC., CLASS A(b)	3,862,526	3,845,727
9,690	GLU MOBILE, INC.(b)	71,372	74,371
20,836	HEMISPHERE MEDIA GROUP, INC.(b)	174,112	181,065
5,367	IRIDIUM COMMUNICATIONS, INC.(b)	143,076	137,288
1,545	MARCUS (THE) CORP.	21,359	11,943
2,151	MEREDITH CORP.	30,667	28,221
86,597	NEW YORK TIMES (THE) CO., CLASS A	3,674,716	3,705,486
266	QUINSTREET, INC.(b)	3,557	4,213
39,699	SAGA COMMUNICATIONS, INC., CLASS A	1,173,176	789,216
2,082	SCHOLASTIC CORP.	44,820	43,701
2,170	SHENANDOAH TELECOMMUNICATIONS CO.	107,251	96,424
10,561	SPOK HOLDINGS, INC.	98,882	100,435
406	TECHTARGET, INC.(b)	15,077	17,848
12,314	VONAGE HOLDINGS CORP.(b)	133,673	125,972
		10,904,742	10,395,976	3.00%
Consumer Discretionary:
2,673	ABERCROMBIE & FITCH CO., CLASS A	27,872	37,235
6,038	AMERICAN AXLE & MANUFACTURING HOLDINGS, INC.(b)	43,448	34,839
189,700	AMERICAN EAGLE OUTFITTERS, INC.	3,387,557	2,809,457
909	AMERICAN PUBLIC EDUCATION, INC.(b)	26,610	25,625
1,902	AMERICA'S CAR-MART, INC.(b)	119,276	161,442
1,030	ASBURY AUTOMOTIVE GROUP, INC.(b)	88,312	100,373
5,930	BED BATH & BEYOND, INC.	60,818	88,831
2,008	BIG LOTS, INC.	82,362	89,557
518	BJ'S RESTAURANTS, INC.	12,128	15,250
3,673	BLOOMIN' BRANDS, INC.	38,034	56,087
133,302	BLUEGREEN VACATIONS CORP.(c)	1,148,955	653,180
56,421	BLUEGREEN VACATIONS HOLDING CORP.(b)	1,354,365	755,477
8,351	BOOT BARN HOLDINGS, INC.(b)	175,092	234,997
376	BRINKER INTERNATIONAL, INC.	14,943	16,063
1,060	BUCKLE (THE), INC.	17,193	21,613
2,030	CALERES, INC.	21,289	19,407
13,046	CALLAWAY GOLF CO.	212,055	249,700
7,975	CAPRI HOLDINGS LTD.(b)(d)	123,897	143,550
63,936	CARRIAGE SERVICES, INC.	1,180,115	1,426,412
2,074	CATO (THE) CORP., CLASS A	16,670	16,219
460	CAVCO INDUSTRIES, INC.(b)	85,256	82,943
1,644	CENTURY COMMUNITIES, INC.(b)	50,732	69,591
2,233	CHEESECAKE FACTORY (THE), INC.	47,155	61,943
759	CHILDREN'S PLACE (THE), INC.	21,260	21,518
137,020	CLARUS CORP.	656,770	1,934,722
3,663	COOPER TIRE & RUBBER CO.	101,122	116,117
1,390	COOPER-STANDARD HOLDINGS, INC.(b)	16,303	18,362
9,541	CORE-MARK HOLDING CO., INC.	232,132	276,021
3,256	CROCS, INC.(b)	110,131	139,129
159,068	DANA, INC.	1,694,073	1,959,718
2,806	DAVE & BUSTER'S ENTERTAINMENT, INC.	35,959	42,539
663	DINE BRANDS GLOBAL, INC.	28,696	36,193
1,651	DORMAN PRODUCTS, INC.(b)	108,287	149,217
30,578	DUNKIN' BRANDS GROUP, INC.	2,357,734	2,504,644
1,141	EL POLLO LOCO HOLDINGS, INC.(b)	17,103	18,484
1,508	ETHAN ALLEN INTERIORS, INC.	17,324	20,418
71,600	EXTENDED STAY AMERICA, INC.	1,089,639	855,620
105,291	FARFETCH LTD., CLASS A(b)(d)	2,562,025	2,649,122
36,001	FIESTA RESTAURANT GROUP, INC.(b)	375,056	337,329
12,096	FIVE BELOW, INC.(b)	1,552,000	1,536,192
3,843	FOSSIL GROUP, INC.(b)	15,973	22,059
306,645	FULL HOUSE RESORTS, INC.(b)	702,274	594,891
3,969	GAMESTOP CORP., CLASS A(b)(c)	16,258	40,484
2,667	GENTHERM, INC.(b)	101,951	109,080
14	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
2,387	G-III APPAREL GROUP LTD.(b)	$34,366	31,294
140,300	GILDAN ACTIVEWEAR, INC.(d)	3,431,431	2,759,701
913	GROUP 1 AUTOMOTIVE, INC.	59,610	80,700
1,751	GUESS?, INC.	16,316	20,347
60,400	HANESBRANDS, INC.	828,344	951,300
1,118	HAVERTY FURNITURE COS., INC.	17,384	23,411
13,600	HELEN OF TROY LTD.(b)	1,396,045	2,631,872
58,638	HOOKER FURNITURE CORP.	1,347,057	1,514,620
657	INSTALLED BUILDING PRODUCTS, INC.(b)	53,344	66,850
1,288	IROBOT CORP.(b)	107,547	97,759
2,499	KONTOOR BRANDS, INC.	42,251	60,476
2,457	LA-Z-BOY, INC.	67,314	77,715
1,374	LCI INDUSTRIES	152,143	146,042
1,164	LGI HOMES, INC.(b)	113,699	135,222
187,783	LIFETIME BRANDS, INC.	1,743,539	1,774,549
432	LITHIA MOTORS, INC., CLASS A	69,202	98,470
1,246	LUMBER LIQUIDATORS HOLDINGS, INC.(b)	17,493	27,474
1,629	M/I HOMES, INC.(b)	53,545	75,015
16,345	MACY'S, INC.(c)	107,310	93,166
24,730	MALIBU BOATS, INC., CLASS A(b)	608,583	1,225,619
889	MARINEMAX, INC.(b)	20,195	22,821
1,895	MDC HOLDINGS, INC.	69,256	89,254
1,931	MERITAGE HOMES CORP.(b)	148,992	213,163
3,541	MICHAELS (THE) COS., INC.(b)	26,020	34,188
79,706	MOTORCAR PARTS OF AMERICA, INC.(b)	1,466,568	1,240,225
1,832	MOVADO GROUP, INC.	19,444	18,210
14,588	ODP (THE) CORP.	276,863	283,737
646	OXFORD INDUSTRIES, INC.	27,145	26,073
43,234	PAPA JOHN'S INTERNATIONAL, INC.	3,747,599	3,557,294
770	PETMED EXPRESS, INC.	22,469	24,347
92,948	POTBELLY CORP.(b)	282,462	352,273
17,047	PVH CORP.	828,451	1,016,683
1,350	RED ROBIN GOURMET BURGERS, INC.(b)	19,978	17,766
2,585	RENT-A-CENTER, INC.	68,779	77,266
2,351	RUTH'S HOSPITALITY GROUP, INC.	20,747	26,002
13,457	SELECT INTERIOR CONCEPTS, INC., CLASS A(b)	78,816	92,853
1,875	SHAKE SHACK, INC., CLASS A(b)	93,633	120,900
1,028	SHUTTERSTOCK, INC.	38,313	53,497
2,795	SIGNET JEWELERS LTD.	28,612	52,266
892	SONIC AUTOMOTIVE, INC., CLASS A	30,582	35,823
829	STAMPS.COM, INC.(b)	163,911	199,748
1,726	STANDARD MOTOR PRODUCTS, INC.	69,295	77,066
3,094	STEVEN MADDEN LTD.	70,023	60,333
124,558	STITCH FIX, INC., CLASS A(b)(c)	3,890,669	3,379,259
72,100	STONERIDGE, INC.(b)	1,508,914	1,324,477
2,437	TUPPERWARE BRANDS CORP.(b)	64,378	49,130
37,148	UNIFI, INC.(b)	605,573	476,980
3,955	UNIVERSAL ELECTRONICS, INC.(b)	146,082	149,262
3,098	VISTA OUTDOOR, INC.(b)	47,234	62,518
54,007	WINNEBAGO INDUSTRIES, INC.	1,576,833	2,790,542
3,529	WOLVERINE WORLD WIDE, INC.	77,930	91,189
44,968	WYNDHAM HOTELS & RESORTS, INC.	2,191,001	2,270,884
3,271	YETI HOLDINGS, INC.(b)	142,676	148,242
		48,282,170	50,877,523	14.69%
Consumer Staples:
3,518	B&G FOODS, INC.(c)	91,617	97,695
1,361	CALAVO GROWERS, INC.	84,804	90,193
527	CENTRAL GARDEN & PET CO.(b)	22,709	21,043
2,151	CENTRAL GARDEN & PET CO., CLASS A(b)	73,350	77,737
261	COCA-COLA CONSOLIDATED, INC.	60,974	62,817
1,500	FRESH DEL MONTE PRODUCE, INC.	35,547	34,380
117,046	GROCERY OUTLET HOLDING CORP.(b)	4,534,205	4,602,249
572	J & J SNACK FOODS CORP.	77,729	74,583
11,604	JOHN B. SANFILIPPO & SON, INC.	930,340	874,709
52,876	LANDEC CORP.(b)	503,926	513,955
646	MEDIFAST, INC.	108,263	106,235
853	MGP INGREDIENTS, INC.	31,102	33,898
15	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
490	NATIONAL BEVERAGE CORP.(b)	$33,897	33,325
89,591	NATURE'S SUNSHINE PRODUCTS, INC.(b)	832,409	1,036,568
7,900	PERFORMANCE FOOD GROUP CO.(b)	256,026	273,498
18,127	SENECA FOODS CORP., CLASS A(b)	613,180	647,678
16,915	SPECTRUM BRANDS HOLDINGS, INC.	880,456	966,861
433,799	SUNOPTA, INC.(b)(d)	1,201,815	3,218,789
31,694	UNIVERSAL CORP.	1,591,629	1,327,345
651	USANA HEALTH SCIENCES, INC.(b)	52,920	47,946
7,458	VECTOR GROUP LTD.	72,236	72,268
749	WD-40 CO.	153,736	141,793
		12,242,870	14,355,565	4.15%
Energy:
1,330	BONANZA CREEK ENERGY, INC.(b)	20,228	25,004
1,386	BRISTOW GROUP, INC.(b)	33,470	29,453
3,615	CALLON PETROLEUM CO.(b)	20,376	17,424
22,533	DMC GLOBAL, INC.	637,373	742,237
2,317	DORIAN LPG LTD.(b)	17,440	18,559
2,055	DRIL-QUIP, INC.(b)	60,496	50,882
1,659	GREEN PLAINS, INC.(b)	17,283	25,681
7,608	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	26,138	18,335
6,710	HELMERICH & PAYNE, INC.	104,513	98,302
1,257	LAREDO PETROLEUM, INC.(b)	15,435	12,319
5,849	MATADOR RESOURCES CO.(b)	43,375	48,313
127,550	MURPHY OIL CORP.	1,647,231	1,137,746
87,165	NATIONAL OILWELL VARCO, INC.	935,289	789,715
11,679	NEWPARK RESOURCES, INC.(b)	18,049	12,263
639,502	NEXTIER OILFIELD SOLUTIONS, INC.(b)	2,437,785	1,183,079
9,957	PATTERSON-UTI ENERGY, INC.	33,361	28,377
6,664	PBF ENERGY, INC., CLASS A	46,153	37,918
5,102	PDC ENERGY, INC.(b)	67,785	63,239
1,773	PENN VIRGINIA CORP.(b)	16,077	17,464
3,584	PROPETRO HOLDING CORP.(b)	18,182	14,551
11,333	RANGE RESOURCES CORP.	75,993	75,025
258	REX AMERICAN RESOURCES CORP.(b)	16,958	16,927
8,731	RPC, INC.(b)	26,853	23,050
1,075	SEACOR HOLDINGS, INC.(b)	28,849	31,261
14,605	SM ENERGY CO.	27,828	23,222
17,124	SOUTHWESTERN ENERGY CO.(b)	48,036	40,241
3,300	TALOS ENERGY, INC.(b)	18,568	21,285
94,016	TECHNIPFMC PLC(d)	703,376	593,241
5,083	US SILICA HOLDINGS, INC.	18,278	15,249
		7,180,778	5,210,362	1.50%
Financials:
10,485	1ST CONSTITUTION BANCORP	178,934	124,772
1,030	ALLEGIANCE BANCSHARES, INC.	25,237	24,071
7,330	ALTABANCORP	148,107	147,480
48,921	AMBAC FINANCIAL GROUP, INC.(b)	807,516	624,721
65,817	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,571,540	1,447,316
1,083	AMERISAFE, INC.	64,571	62,121
8,567	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	77,749	77,189
34,288	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(d)	1,415,051	1,180,536
3,448	ARMOUR RESIDENTIAL REIT, INC.	31,261	32,791
149,268	ASSOCIATED BANC-CORP	2,978,723	1,883,762
54,522	AXIS CAPITAL HOLDINGS LTD.(d)	2,718,034	2,401,149
2,771	AXOS FINANCIAL, INC.(b)	55,910	64,592
2,140	BANC OF CALIFORNIA, INC.	21,614	21,657
844	BANCFIRST CORP.	38,007	34,469
40,949	BANCORP (THE), INC.(b)	369,780	353,799
6,905	BANK OF MARIN BANCORP	216,556	199,969
4,296	BANKUNITED, INC.	99,866	94,125
16,369	BANKWELL FINANCIAL GROUP, INC.	414,111	231,621
1,876	BANNER CORP.	65,693	60,520
33,930	BARINGS BDC, INC.	276,379	271,440
10,793	BERKSHIRE HILLS BANCORP, INC.	110,226	109,117
12,141	BLACKROCK TCP CAPITAL CORP.	164,841	119,103
8,948	BOSTON PRIVATE FINANCIAL HOLDINGS, INC.	54,539	49,393
15,272	BRIDGE BANCORP, INC.	401,537	266,191
16	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
3,329	BRIGHTSPHERE INVESTMENT GROUP, INC.	$42,433	42,944
4,213	BROOKLINE BANCORP, INC.	39,081	36,421
6,376	CADENCE BANCORP	52,965	54,770
5,516	CAPSTEAD MORTGAGE CORP.	31,048	31,000
54,777	CARLYLE GROUP (THE), INC.	1,337,161	1,351,349
878	CITY HOLDING CO.	54,286	50,582
148,600	CNO FINANCIAL GROUP, INC.	2,487,716	2,383,544
3,820	COLUMBIA BANKING SYSTEM, INC.	101,216	91,107
20,831	COMMERCE BANCSHARES, INC.	991,681	1,172,577
2,756	COMMUNITY BANK SYSTEM, INC.	152,076	150,092
12,153	COMMUNITY BANKERS TRUST CORP.	108,443	61,737
59,839	COWEN, INC., CLASS A	970,620	973,581
93,756	CRAWFORD & CO., CLASS A	729,470	613,164
36,361	CRAWFORD & CO., CLASS B	257,247	234,165
1,545	CUSTOMERS BANCORP, INC.(b)	16,791	17,304
6,872	CVB FINANCIAL CORP.	121,949	114,281
2,298	DIME COMMUNITY BANCSHARES, INC.	31,131	25,990
101,211	DONEGAL GROUP, INC., CLASS A	1,520,565	1,424,039
1,921	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	16,285	25,665
22,396	EAGLE BANCORP MONTANA, INC.	395,572	394,618
1,718	EAGLE BANCORP, INC.	51,468	46,025
1,254	EHEALTH, INC.(b)	94,814	99,066
33,111	EMPIRE BANCORP, INC.(b)	447,702	347,997
2,593	EMPLOYERS HOLDINGS, INC.	75,526	78,438
1,484	ENCORE CAPITAL GROUP, INC.(b)	48,257	57,268
1,604	ENOVA INTERNATIONAL, INC.(b)	22,712	26,290
61,000	ESSENT GROUP LTD.	1,858,300	2,257,610
920	FB FINANCIAL CORP.	26,566	23,110
13,979	FIDUS INVESTMENT CORP.	179,332	137,693
6,244	FIRST BANCORP	128,773	130,687
12,245	FIRST BANCORP (NEW YORK EXCHANGE)	64,921	63,919
2,241	FIRST COMMONWEALTH FINANCIAL CORP.	16,878	17,345
6,947	FIRST FINANCIAL BANCORP	89,400	83,399
17,108	FIRST MID BANCSHARES, INC.	520,349	426,845
118,082	FIRST MIDWEST BANCORP, INC.	2,170,618	1,272,924
12,623	FIRST NORTHWEST BANCORP	185,304	124,968
24,525	FIRST WESTERN FINANCIAL, INC.(b)	313,837	317,599
36,100	FIRSTCASH, INC.	2,488,500	2,065,281
1,899	FLAGSTAR BANCORP, INC.	55,987	56,267
36,721	FLUSHING FINANCIAL CORP.	555,117	386,305
61,800	GLACIER BANCORP, INC.	2,494,408	1,980,690
2,943	GRANITE POINT MORTGAGE TRUST, INC.	19,414	20,866
6,235	GREAT SOUTHERN BANCORP, INC.	235,315	225,832
3,625	GREAT WESTERN BANCORP, INC.	47,061	45,131
2,602	GREEN DOT CORP., CLASS A(b)	131,289	131,687
2,221	HANMI FINANCIAL CORP.	20,334	18,234
48,927	HARBORONE BANCORP, INC.	475,499	394,841
375	HCI GROUP, INC.	16,590	18,484
3,000	HERITAGE FINANCIAL CORP.	57,598	55,170
3,479	HOMESTREET, INC.	83,790	89,619
176,592	HOPE BANCORP, INC.	2,460,627	1,339,450
1,373	HORACE MANN EDUCATORS CORP.	48,818	45,858
52,658	HORIZON BANCORP, INC.	577,868	531,319
1,759	INDEPENDENT BANK CORP.	109,723	92,136
1,953	INDEPENDENT BANK GROUP, INC.	74,619	86,284
11,469	INVESCO MORTGAGE CAPITAL, INC.	35,464	31,081
101,546	INVESTCORP CREDIT MANAGEMENT BDC, INC.	698,187	368,612
1,630	JAMES RIVER GROUP HOLDINGS LTD.(d)	72,890	72,584
846	KINSALE CAPITAL GROUP, INC.	141,502	160,892
1,669	KKR REAL ESTATE FINANCE TRUST, INC.	26,512	27,589
93,598	LAKELAND BANCORP, INC.	1,332,365	931,300
19,485	LCNB CORP.	333,352	265,970
7,117	LENDINGTREE, INC.(b)	1,762,524	2,184,136
50,834	MACKINAC FINANCIAL CORP.	749,363	490,548
13,606	MAINSTREET BANCSHARES, INC.(b)	246,658	166,537
1,169	META FINANCIAL GROUP, INC.	20,305	22,468
3,129	MR COOPER GROUP, INC.(b)	67,200	69,839
17	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
75,391	MVC CAPITAL, INC.	$628,341	588,804
660	NATIONAL BANK HOLDINGS CORP., CLASS A	16,757	17,325
5,689	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	1,646,680	1,039,779
2,590	NBT BANCORP, INC.	73,547	69,464
13,071	NEW YORK MORTGAGE TRUST, INC.	31,179	33,331
4,524	NMI HOLDINGS, INC., CLASS A(b)	65,445	80,527
5,240	NORTHFIELD BANCORP, INC.	52,376	47,789
7,463	NORTHWEST BANCSHARES, INC.	71,467	68,660
339,539	OAKTREE SPECIALTY LENDING CORP.	1,478,120	1,643,369
166,963	OAKTREE STRATEGIC INCOME CORP.	1,382,352	1,086,929
2,740	OFG BANCORP	34,981	34,140
8,796	OLD NATIONAL BANCORP	112,946	110,478
4,463	PACIFIC PREMIER BANCORP, INC.	90,386	89,885
856	PALOMAR HOLDINGS, INC.(b)	75,661	89,229
839	PARK NATIONAL CORP.	75,067	68,764
5,566	PENNS WOODS BANCORP, INC.	155,350	110,485
5,068	PENNYMAC MORTGAGE INVESTMENT TRUST	87,803	81,443
22,306	PEOPLES BANCORP OF NORTH CAROLINA, INC.	453,269	344,182
41,848	PIONEER BANCORP, INC.(b)	536,014	371,610
494	PIPER SANDLER COS.	33,799	36,062
2,431	PRA GROUP, INC.(b)	89,381	97,118
3,353	PROASSURANCE CORP.	45,882	52,441
3,992	PROVIDENT FINANCIAL SERVICES, INC.	53,301	48,702
2,849	READY CAPITAL CORP.	25,829	31,909
9,485	RED RIVER BANCSHARES, INC.	378,357	407,855
6,963	REDWOOD TRUST, INC.	47,768	52,362
848	SAFETY INSURANCE GROUP, INC.	62,948	58,588
2,815	SEACOAST BANKING CORP. OF FLORIDA(b)	52,406	50,754
20,000	SELECTIVE INSURANCE GROUP, INC.	1,150,261	1,029,800
1,524	SERVISFIRST BANCSHARES, INC.	51,290	51,862
16,458	SHORE BANCSHARES, INC.	242,246	180,709
6,591	SIMMONS FIRST NATIONAL CORP., CLASS A	105,067	104,500
48,455	SOUTHERN NATIONAL BANCORP OF VIRGINIA, INC.	757,960	420,589
779	SOUTHSIDE BANCSHARES, INC.	20,080	19,031
2,216	STEWART INFORMATION SERVICES CORP.	69,731	96,906
804	STONEX GROUP, INC.(b)	45,619	41,133
22,763	SUMMIT STATE BANK	288,477	253,807
146,953	TCF FINANCIAL CORP.	4,464,047	3,432,822
8,300	THIRD POINT REINSURANCE LTD.(b)(d)	60,222	57,685
653	TOMPKINS FINANCIAL CORP.	39,591	37,097
869	TRIUMPH BANCORP, INC.(b)	20,206	27,061
1,476	TRUPANION, INC.(b)	105,797	116,456
5,783	TRUSTCO BANK CORP. NY	33,499	30,187
284,839	UMPQUA HOLDINGS CORP.	4,046,718	3,024,990
16,486	UNITED BANCORP, INC.	204,353	207,064
5,970	UNITED BANCSHARES, INC.	129,860	122,684
4,681	UNITED COMMUNITY BANKS, INC.	83,634	79,249
3,338	UNITED INSURANCE HOLDINGS CORP.	24,784	20,228
49,941	UNITED SECURITY BANCSHARES	457,442	305,140
41,721	UNITY BANCORP, INC.	687,940	483,129
3,053	UNIVERSAL INSURANCE HOLDINGS, INC.	52,532	42,254
84,836	UNIVEST FINANCIAL CORP.	1,831,888	1,219,093
2,866	VERITEX HOLDINGS, INC.	48,563	48,808
388	VIRTUS INVESTMENT PARTNERS, INC.	49,590	53,796
3,729	WADDELL & REED FINANCIAL, INC., CLASS A	58,547	55,376
4,318	WALKER & DUNLOP, INC.	182,461	228,854
74,223	WEBSTER FINANCIAL CORP.	2,862,929	1,960,229
38,961	WEST BANCORP, INC.	739,763	617,142
1,439	WESTAMERICA BANCORP	80,208	78,210
1,465	WHITEHORSE FINANCE, INC.	14,413	14,342
48,963	WSFS FINANCIAL CORP.	1,774,070	1,320,532
		72,138,354	59,609,776	17.22%
Health Care:
9,747	ABIOMED, INC.(b)	2,611,055	2,700,504
3,404	ADDUS HOMECARE CORP.(b)	241,780	321,712
8,678	ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.(b)	57,150	70,639
2,116	AMAG PHARMACEUTICALS, INC.(b)	16,711	19,890
18	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
2,454	AMN HEALTHCARE SERVICES, INC.(b)	$131,517	143,461
4,267	ANGIODYNAMICS, INC.(b)	39,027	51,460
667	ANI PHARMACEUTICALS, INC.(b)	20,634	18,816
758	ANIKA THERAPEUTICS, INC.(b)	27,364	26,826
6,335	BIOSPECIFICS TECHNOLOGIES CORP.(b)	373,145	334,678
16,050	BIO-TECHNE CORP.	3,901,125	3,976,066
15,770	BIOTELEMETRY, INC.(b)	619,748	718,797
2,254	CARDIOVASCULAR SYSTEMS, INC.(b)	72,322	88,695
3,255	COHERUS BIOSCIENCES, INC.(b)	58,253	59,697
6,953	COMMUNITY HEALTH SYSTEMS, INC.(b)	24,308	29,342
760	COMPUTER PROGRAMS AND SYSTEMS, INC.	17,092	20,984
1,523	CONMED CORP.	107,872	119,814
5,151	CORCEPT THERAPEUTICS, INC.(b)	91,306	89,653
236	CORVEL CORP.(b)	17,275	20,161
4,687	COVETRUS, INC.(b)	88,788	114,363
46,889	CRYOLIFE, INC.(b)	881,880	866,040
26,778	CUTERA, INC.(b)	340,624	507,979
2,976	CYTOKINETICS, INC.(b)	69,123	64,430
1,647	EMERGENT BIOSOLUTIONS, INC.(b)	106,034	170,185
16,143	ENDO INTERNATIONAL PLC(b)(d)	49,160	53,272
2,178	ENSIGN GROUP (THE), INC.	116,465	124,277
2,497	GLAUKOS CORP.(b)	97,525	123,651
1,056	HANGER, INC.(b)	16,338	16,706
127,535	HARVARD BIOSCIENCE, INC.(b)	243,257	383,880
53,814	HEALTHEQUITY, INC.(b)	2,561,235	2,764,425
19,101	HEALTHSTREAM, INC.(b)	428,499	383,357
341	HESKA CORP.(b)	31,451	33,687
21,500	HILL-ROM HOLDINGS, INC.	1,810,413	1,795,465
25,571	IMMUNOGEN, INC.(b)	118,305	92,056
40,095	INFUSYSTEM HOLDINGS, INC.(b)	233,835	514,018
1,693	INTEGER HOLDINGS CORP.(b)	111,654	99,904
44,890	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	2,560,910	2,119,706
2,704	INVACARE CORP.	19,534	20,334
33,266	KADMON HOLDINGS, INC.(b)	153,421	130,403
3,112	LANNETT CO., INC.(b)	17,883	19,014
4,918	LANTHEUS HOLDINGS, INC.(b)	67,442	62,311
753	LEMAITRE VASCULAR, INC.	22,531	24,495
2,431	MAGELLAN HEALTH, INC.(b)	139,451	184,221
1,009	MEDPACE HOLDINGS, INC.(b)	98,861	112,756
68,097	MERIDIAN BIOSCIENCE, INC.(b)	852,268	1,156,287
2,957	MERIT MEDICAL SYSTEMS, INC.(b)	128,856	128,630
215	MESA LABORATORIES, INC.	46,939	54,773
5,859	MOMENTA PHARMACEUTICALS, INC.(b)	197,834	307,480
3,980	MYRIAD GENETICS, INC.(b)	46,034	51,899
73,953	NANOVIBRONIX, INC.(b)	177,431	51,789
2,825	NEOGEN CORP.(b)	219,013	221,056
5,523	NEOGENOMICS, INC.(b)	195,554	203,743
16,245	NEVRO CORP.(b)	2,336,378	2,262,929
52,321	NEXTGEN HEALTHCARE, INC.(b)	480,728	666,570
2,337	OMNICELL, INC.(b)	165,274	174,480
179,492	ORASURE TECHNOLOGIES, INC.(b)	2,082,200	2,184,418
1,025	ORTHOFIX MEDICAL, INC.(b)	31,385	31,919
3,458	OWENS & MINOR, INC.	31,330	86,830
2,249	PACIRA BIOSCIENCES, INC.(b)	121,845	135,210
770	PENNANT GROUP (THE), INC.(b)	17,397	29,691
1,394	PHIBRO ANIMAL HEALTH CORP., CLASS A	25,794	24,256
2,326	PROVIDENCE SERVICE (THE) CORP.(b)	151,639	216,109
20,977	PSYCHEMEDICS CORP.	241,473	92,509
4,478	R1 RCM, INC.(b)	76,243	76,798
1,533	RADNET, INC.(b)	22,949	23,532
1,139	REGENXBIO, INC.(b)	33,235	31,345
5,020	SELECT MEDICAL HOLDINGS CORP.(b)	77,782	104,516
511	SIMULATIONS PLUS, INC.	31,714	38,509
5,364	SPECTRUM PHARMACEUTICALS, INC.(b)	22,212	21,885
2,956	SUPERNUS PHARMACEUTICALS, INC.(b)	68,281	61,603
7,605	SURMODICS, INC.(b)	300,430	295,911
33,400	SYNEOS HEALTH, INC.(b)	1,431,924	1,775,544
19	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
1,233	TABULA RASA HEALTHCARE, INC.(b)	$49,319	50,269
1,368	TACTILE SYSTEMS TECHNOLOGY, INC.(b)	45,580	50,055
1,818	TIVITY HEALTH, INC.(b)	20,831	25,488
93,545	TRIPLE-S MANAGEMENT CORP., CLASS B(b)	2,136,298	1,671,649
475	US PHYSICAL THERAPY, INC.	37,734	41,268
136,924	VAREX IMAGING CORP.(b)	3,514,931	1,741,673
2,612	XENCOR, INC.(b)	90,485	101,319
1,200	ZYNEX, INC.(b)	19,187	20,940
		34,340,810	33,805,012	9.76%
Industrials:
2,233	AAON, INC.	123,232	134,538
8,781	AAR CORP.	168,267	165,083
3,557	ABM INDUSTRIES, INC.	120,321	130,400
13,900	ACUITY BRANDS, INC.	1,580,104	1,422,665
1,617	AEGION CORP.(b)	24,543	22,848
3,956	AEROJET ROCKETDYNE HOLDINGS, INC.(b)	147,108	157,805
845	AEROVIRONMENT, INC.(b)	54,807	50,708
53,320	AIR LEASE CORP.	1,690,020	1,568,674
26,909	AIR TRANSPORT SERVICES GROUP, INC.(b)	540,349	674,340
555	ALAMO GROUP, INC.	55,130	59,957
3,456	ALBANY INTERNATIONAL CORP., CLASS A	152,852	171,107
748	ALLEGIANT TRAVEL CO.	80,014	89,610
27,191	AMERICAN WOODMARK CORP.(b)	2,142,060	2,135,581
2,066	APPLIED INDUSTRIAL TECHNOLOGIES, INC.	125,566	113,837
1,349	ARCBEST CORP.	37,892	41,900
2,574	ARCOSA, INC.	102,643	113,488
1,206	ASTEC INDUSTRIES, INC.	53,461	65,426
33,614	ASTRONICS CORP.(b)	395,237	259,500
1,395	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	64,070	84,956
43,729	AVIS BUDGET GROUP, INC.(b)	1,345,149	1,150,947
10,519	AZZ, INC.	326,008	358,908
2,068	BARNES GROUP, INC.	77,523	73,910
5,084	BG STAFFING, INC.	47,995	43,061
2,667	BRADY CORP., CLASS A	120,572	106,733
33,900	BWX TECHNOLOGIES, INC.	1,827,527	1,908,909
20,013	CECO ENVIRONMENTAL CORP.(b)	146,158	145,895
946	CHART INDUSTRIES, INC.(b)	66,636	66,475
30,711	CIRCOR INTERNATIONAL, INC.(b)	1,067,680	839,946
66,100	COLFAX CORP.(b)	1,486,207	2,072,896
7,511	COLUMBUS MCKINNON CORP.	202,004	248,614
1,430	COMFORT SYSTEMS U.S.A, INC.	72,885	73,659
106,530	COVANTA HOLDING CORP.	844,904	825,607
1,435	CUBIC CORP.	63,497	83,474
15,900	DONALDSON CO., INC.	712,473	738,078
891	DXP ENTERPRISES, INC.(b)	16,466	14,372
1,253	ENCORE WIRE CORP.	58,883	58,164
143,874	ENERPAC TOOL GROUP CORP.	3,182,327	2,706,270
1,711	ENPRO INDUSTRIES, INC.	79,951	96,518
1,434	ESCO TECHNOLOGIES, INC.	116,528	115,523
2,751	EXPONENT, INC.	219,273	198,155
3,216	FEDERAL SIGNAL CORP.	92,803	94,068
533	FORRESTER RESEARCH, INC.(b)	16,896	17,477
1,921	FORWARD AIR CORP.	94,009	110,227
1,145	FOUNDATION BUILDING MATERIALS, INC.(b)	16,762	17,999
2,045	FRANKLIN ELECTRIC CO., INC.	101,427	120,307
69,600	GATES INDUSTRIAL CORP. PLC(b)	957,226	773,952
1,805	GIBRALTAR INDUSTRIES, INC.(b)	84,384	117,578
2,411	GMS, INC.(b)	55,860	58,105
19,000	GORMAN-RUPP (THE) CO.	560,570	559,740
38,431	GRACO, INC.	2,311,195	2,357,742
51,910	GRAHAM CORP.	751,430	662,891
2,495	GRANITE CONSTRUCTION, INC.	44,279	43,937
1,905	GREENBRIER (THE) COS., INC.	41,695	56,007
1,955	GRIFFON CORP.	38,098	38,201
8,449	H&E EQUIPMENT SERVICES, INC.	118,140	166,107
4,075	HAWAIIAN HOLDINGS, INC.	55,364	52,527
2,476	HEARTLAND EXPRESS, INC.	52,013	46,054
20	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
1,393	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	$29,329	27,372
5,034	HERC HOLDINGS, INC.(b)	106,246	199,397
19,600	HEXCEL CORP.	1,157,602	657,580
1,860	HUB GROUP, INC., CLASS A(b)	92,802	93,363
5,117	HURON CONSULTING GROUP, INC.(b)	221,421	201,252
42,000	IAA, INC.(b)	1,773,888	2,186,940
977	INSTEEL INDUSTRIES, INC.	18,377	18,270
92,137	JELD-WEN HOLDING, INC.(b)	1,532,807	2,082,296
1,691	JOHN BEAN TECHNOLOGIES CORP.	137,914	155,386
7,600	KADANT, INC.	672,505	833,112
1,476	KAMAN CORP.	58,477	57,520
2,938	KORN FERRY	81,138	85,202
579	LINDSAY CORP.	54,200	55,978
236,216	LSI INDUSTRIES, INC.	1,227,838	1,594,458
1,251	LYDALL, INC.(b)	16,937	20,692
80,141	LYFT, INC., CLASS A(b)	2,262,132	2,207,885
3,118	MARTEN TRANSPORT LTD.	55,287	50,886
2,297	MATSON, INC.	65,780	92,087
2,075	MATTHEWS INTERNATIONAL CORP., CLASS A	39,214	46,397
4,042	MERITOR, INC.(b)	76,835	84,639
21,220	MOOG, INC., CLASS A	1,078,937	1,348,107
3,030	MUELLER INDUSTRIES, INC.	78,800	81,992
643	MYR GROUP, INC.(b)	19,666	23,907
351	NATIONAL PRESTO INDUSTRIES, INC.	30,447	28,733
16,110	NOW, INC.(b)	151,231	73,139
15,500	NV5 GLOBAL, INC.(b)	708,179	817,935
1,539	PARK AEROSPACE CORP.	16,372	16,806
1,179	PATRICK INDUSTRIES, INC.	65,976	67,816
140,735	PGT INNOVATIONS, INC.(b)	1,954,781	2,465,677
51,713	PIONEER POWER SOLUTIONS, INC.(b)(c)	261,487	79,638
6,784	PITNEY BOWES, INC.	16,863	36,023
615	POWELL INDUSTRIES, INC.	16,562	14,840
1,421	PROTO LABS, INC.(b)	159,264	184,019
2,019	QUANEX BUILDING PRODUCTS CORP.	26,383	37,230
7,797	RAVEN INDUSTRIES, INC.	179,356	167,791
6,575	RESIDEO TECHNOLOGIES, INC.(b)	74,730	72,325
1,915	RESOURCES CONNECTION, INC.	22,152	22,118
173,867	REV GROUP, INC.	1,963,728	1,371,811
30,500	RUSH ENTERPRISES, INC., CLASS A	1,261,715	1,541,470
51,572	RYDER SYSTEM, INC.	2,751,305	2,178,401
1,392	SAIA, INC.(b)	165,159	175,587
37,693	SCORPIO BULKERS, INC.	616,435	533,733
59,070	SHYFT GROUP (THE), INC.	938,019	1,115,242
2,112	SIMPSON MANUFACTURING CO., INC.	169,145	205,202
2,055	SKYWEST, INC.	69,400	61,362
2,379	SPX CORP.(b)	95,034	110,338
9,280	SPX FLOW, INC.(b)	279,576	397,370
727	STANDEX INTERNATIONAL CORP.	39,599	43,038
200,346	STEELCASE, INC., CLASS A	2,631,299	2,025,498
2,924	TEAM, INC.(b)	18,119	16,082
1,039	TENNANT CO.	66,258	62,714
99,529	TEREX CORP.	3,330,859	1,926,881
35,693	TITAN MACHINERY, INC.(b)	478,828	472,218
55,279	TRIMAS CORP.(b)	1,411,070	1,260,361
2,722	TRIUMPH GROUP, INC.	20,706	17,720
41,225	TRUEBLUE, INC.(b)	667,771	638,575
3,336	UFP INDUSTRIES, INC.	159,029	188,517
835	UNIFIRST CORP.	142,857	158,124
1,523	US ECOLOGY, INC.	50,465	49,756
19,306	US XPRESS ENTERPRISES, INC., CLASS A(b)	170,604	159,468
7,362	VECTRUS, INC.(b)	306,495	279,756
1,394	VIAD CORP.	25,927	29,037
988	VICOR CORP.(b)	72,341	76,797
4,675	WABASH NATIONAL CORP.	47,573	55,913
1,484	WATTS WATER TECHNOLOGIES, INC., CLASS A	117,203	148,623
19,600	WOODWARD, INC.	1,578,797	1,571,136
		59,317,704	57,840,994	16.70%
21	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology:
10,802	3D SYSTEMS CORP.(b)	$56,985	53,038
6,589	8X8, INC.(b)	104,347	102,459
49,075	A10 NETWORKS, INC.(b)	431,917	312,608
3,058	ADTRAN, INC.	32,282	31,360
2,042	ADVANCED ENERGY INDUSTRIES, INC.(b)	137,503	128,523
679	AGILYSYS, INC.(b)	14,129	16,405
2,350	ALARM.COM HOLDINGS, INC.(b)	135,048	129,838
43,755	ANAPLAN, INC.(b)	2,616,601	2,738,188
1,775	APPLIED OPTOELECTRONICS, INC.(b)	18,492	19,969
4,207	ARLO TECHNOLOGIES, INC.(b)	25,512	22,129
6,367	ASTRONOVA, INC.	46,340	51,063
38,252	ASURE SOFTWARE, INC.(b)(c)	281,452	288,803
62,947	AVIAT NETWORKS, INC.(b)	1,127,974	1,382,316
72,710	AVNET, INC.	2,478,163	1,878,826
37,818	AXT, INC.(b)	145,896	231,446
1,458	BADGER METER, INC.	92,421	95,309
49,943	BELDEN, INC.	1,865,929	1,554,226
18,993	BENCHMARK ELECTRONICS, INC.	380,013	382,709
27,559	BILL.COM HOLDINGS, INC.(b)	2,504,972	2,764,443
3,938	BROOKS AUTOMATION, INC.	172,076	182,172
3,453	CALAMP CORP.(b)	29,407	24,827
1,426	CARDTRONICS PLC, CLASS A(b)(d)	29,131	28,235
326,251	CELESTICA, INC.(b)(d)	2,592,668	2,251,132
1,321	CEVA, INC.(b)	48,656	52,008
70,330	COHU, INC.	1,054,552	1,208,269
13,989	COMMUNICATIONS SYSTEMS, INC.	70,270	53,578
1,959	COMTECH TELECOMMUNICATIONS CORP.	29,694	27,426
1,766	CSG SYSTEMS INTERNATIONAL, INC.	70,000	72,318
2,782	CTS CORP.	58,247	61,287
8,231	DAKTRONICS, INC.	33,875	32,595
4,290	DIEBOLD NIXDORF, INC.(b)	27,669	32,776
1,395	DIGI INTERNATIONAL, INC.(b)	20,491	21,804
2,401	DIODES, INC.(b)	118,436	135,536
103,490	DSP GROUP, INC.(b)	1,349,005	1,363,998
2,099	EBIX, INC.	43,890	43,239
34,726	ELASTIC N.V.(b)	3,742,477	3,746,588
720	EPLUS, INC.(b)	48,694	52,704
3,272	EVERTEC, INC.	93,000	113,571
1,883	EXLSERVICE HOLDINGS, INC.(b)	116,337	124,222
8,040	EXTREME NETWORKS, INC.(b)	32,929	32,321
1,961	FABRINET(b)(d)	125,617	123,602
10,063	FARO TECHNOLOGIES, INC.(b)	484,205	613,642
5,507	FORMFACTOR, INC.(b)	131,485	137,290
142,799	FRANKLIN WIRELESS CORP.(b)	414,920	2,283,356
112,503	FREQUENCY ELECTRONICS, INC.(b)	1,027,519	1,137,405
28,981	GUIDEWIRE SOFTWARE, INC.(b)	3,069,061	3,021,849
74,677	HARMONIC, INC.(b)	464,826	416,698
89,237	IDENTIV, INC.(b)	440,116	558,624
49,009	IMMERSION CORP.(b)	350,207	345,513
90,701	INFINERA CORP.(b)	560,695	558,718
6,819	INSIGHT ENTERPRISES, INC.(b)	303,929	385,819
5,139	KNOWLES CORP.(b)	77,505	76,571
4,811	KULICKE & SOFFA INDUSTRIES, INC.(d)	103,904	107,766
96,687	LIMELIGHT NETWORKS, INC.(b)	541,843	556,917
2,917	LIVEPERSON, INC.(b)	126,326	151,655
91,131	LIVERAMP HOLDINGS, INC.(b)	4,748,962	4,717,852
31,085	LOGITECH INTERNATIONAL S.A. (REGISTERED)(d)	2,283,627	2,403,181
1,485	MANTECH INTERNATIONAL CORP., CLASS A	100,992	102,287
2,686	MAXLINEAR, INC.(b)	67,981	62,423
1,980	METHODE ELECTRONICS, INC.	56,960	56,430
494	MICROSTRATEGY, INC., CLASS A(b)	64,798	74,377
9,300	MKS INSTRUMENTS, INC.	888,060	1,015,839
1,418	MTS SYSTEMS CORP.	25,738	27,098
2,361	NETGEAR, INC.(b)	56,550	72,766
3,730	NIC, INC.	83,295	73,481
41,800	ONTO INNOVATION, INC.(b)	1,275,289	1,244,804
9,495	OSI SYSTEMS, INC.(b)	665,585	736,907
22	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
1,686	PDF SOLUTIONS, INC.(b)	$32,813	31,545
2,494	PERFICIENT, INC.(b)	80,051	106,594
23,412	PFSWEB, INC.(b)	60,691	156,626
50,123	PHOTRONICS, INC.(b)	542,830	499,225
42,456	PLANTRONICS, INC.	423,206	502,679
12,623	PLEXUS CORP.(b)	694,593	891,562
2,642	POWER INTEGRATIONS, INC.	158,518	146,367
2,889	PROGRESS SOFTWARE CORP.	106,362	105,969
7,080	RAMBUS, INC.(b)	102,818	96,925
65,441	SAILPOINT TECHNOLOGIES HOLDINGS, INC.(b)	2,483,777	2,589,500
3,642	SANMINA CORP.(b)	87,795	98,516
65,846	SCANSOURCE, INC.(b)	2,514,326	1,305,726
18,549	SEQUANS COMMUNICATIONS S.A. (ADR)(b)(d)(e)	121,383	110,738
335,031	SERVICESOURCE INTERNATIONAL, INC.(b)	326,940	492,496
1,164	SMART GLOBAL HOLDINGS, INC.(b)	30,795	31,824
1,915	SPS COMMERCE, INC.(b)	143,863	149,121
139,100	STEEL CONNECT, INC.(b)	122,588	75,448
35,245	SUPER MICRO COMPUTER, INC.(b)	708,392	930,468
943	SYKES ENTERPRISES, INC.(b)	30,827	32,260
1,006	TTEC HOLDINGS, INC.	46,035	54,877
6,274	TTM TECHNOLOGIES, INC.(b)	72,311	71,586
177,973	UNISYS CORP.(b)	1,895,132	1,898,972
29,786	VARONIS SYSTEMS, INC.(b)	3,407,368	3,437,900
11,125	VIAVI SOLUTIONS, INC.(b)	134,347	130,496
1,269	VIRTUSA CORP.(b)	63,905	62,384
13,951	WIX.COM LTD.(b)(d)	3,611,105	3,555,412
164,862	XPERI HOLDING CORP.	2,321,180	1,894,264
19,750	ZIX CORP.(b)	114,356	115,340
		61,255,782	62,481,954	18.05%
Materials:
1,495	ADVANSIX, INC.(b)	17,055	19,256
8,034	ALLEGHENY TECHNOLOGIES, INC.(b)	73,155	70,056
2,099	AMERICAN VANGUARD CORP.	31,339	27,581
5,643	ARCONIC CORP.(b)	83,038	107,499
46,800	AXALTA COATING SYSTEMS LTD.(b)	715,685	1,037,556
1,760	BALCHEM CORP.	164,751	171,829
2,186	BOISE CASCADE CO.	82,334	87,265
3,097	CENTURY ALUMINUM CO.(b)	23,195	22,051
22,471	CLEVELAND-CLIFFS, INC.	121,818	144,264
4,390	FERRO CORP.(b)	49,722	54,436
1,481	FUTUREFUEL CORP.	17,133	16,839
2,880	GCP APPLIED TECHNOLOGIES, INC.(b)	53,386	60,336
35,668	GOLD RESOURCE CORP.	163,722	121,628
35,603	H.B. FULLER CO.	1,866,777	1,629,905
583	HAWKINS, INC.	25,673	26,876
1,120	KOPPERS HOLDINGS, INC.(b)	19,868	23,419
1,882	KRATON CORP.(b)	32,648	33,537
8,541	LIVENT CORP.(b)	53,380	76,613
4,001	MERCER INTERNATIONAL, INC.(d)	30,072	26,406
1,910	MYERS INDUSTRIES, INC.	27,366	25,269
96,286	OLIN CORP.	1,617,324	1,192,021
2,253	OLYMPIC STEEL, INC.	24,280	25,594
77,141	ORION ENGINEERED CARBONS S.A.(d)	629,041	965,034
3,227	P H GLATFELTER CO.	48,898	44,436
693	QUAKER CHEMICAL CORP.	128,226	124,539
4,529	RAYONIER ADVANCED MATERIALS, INC.(b)	18,914	14,493
16,000	RELIANCE STEEL & ALUMINUM CO.	1,215,752	1,632,640
73,659	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.	2,787,521	2,238,497
1,154	STEPAN CO.	110,502	125,786
8,610	SUNCOKE ENERGY, INC.	25,724	29,446
13,321	SYNALLOY CORP.(b)	100,307	73,532
7,386	TIMKENSTEEL CORP.(b)	26,484	26,220
37,576	TREDEGAR CORP.	618,805	558,755
2,198	TRINSEO S.A.	48,917	56,357
846	US CONCRETE, INC.(b)	19,856	24,568
2,998	WARRIOR MET COAL, INC.	45,871	51,206
		11,118,539	10,965,745	3.17%
23	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate:
5,816	ACADIA REALTY TRUST	$74,006	61,068
2,732	AGREE REALTY CORP.	176,943	173,865
4,425	ALEXANDER & BALDWIN, INC.	53,431	49,604
41,973	ALPINE INCOME PROPERTY TRUST, INC.	687,425	652,680
2,963	AMERICAN ASSETS TRUST, INC.	78,306	71,379
3,015	ARMADA HOFFLER PROPERTIES, INC.	28,994	27,919
66,538	BLUEROCK RESIDENTIAL GROWTH REIT, INC.	509,916	504,358
9,103	BRANDYWINE REALTY TRUST	93,265	94,125
4,784	CARETRUST REIT, INC.	82,906	85,131
3,809	CHATHAM LODGING TRUST	23,679	29,025
6,170	CORECIVIC, INC.	56,491	49,360
157,860	DIAMONDROCK HOSPITALITY CO.	1,158,653	800,350
4,010	EASTERLY GOVERNMENT PROPERTIES, INC.	90,651	89,864
89,613	EQUITY COMMONWEALTH	2,660,421	2,386,394
4,724	ESSENTIAL PROPERTIES REALTY TRUST, INC.	76,046	86,544
3,754	FOUR CORNERS PROPERTY TRUST, INC.	87,192	96,065
1,834	GETTY REALTY CORP.	53,879	47,702
47,489	GLOBAL MEDICAL REIT, INC.	467,151	641,102
4,776	GLOBAL NET LEASE, INC.	79,740	75,938
125,062	INDEPENDENCE REALTY TRUST, INC.	1,191,381	1,449,469
3,481	INDUSTRIAL LOGISTICS PROPERTIES TRUST	71,070	76,129
1,157	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	114,184	143,595
649	INVESTORS REAL ESTATE TRUST	45,943	42,295
52,066	ISTAR, INC.	512,365	614,899
39,176	KITE REALTY GROUP TRUST	438,398	453,658
14,749	LEXINGTON REALTY TRUST	155,533	154,127
2,093	LTC PROPERTIES, INC.	78,294	72,962
6,389	MACK-CALI REALTY CORP.	89,738	80,629
891	MARCUS & MILLICHAP, INC.(b)	25,083	24,520
3,311	NATIONAL STORAGE AFFILIATES TRUST	94,650	108,303
30,061	NEXPOINT RESIDENTIAL TRUST, INC.	849,583	1,333,205
3,086	OFFICE PROPERTIES INCOME TRUST	75,403	63,942
37,225	PLYMOUTH INDUSTRIAL REIT, INC.	477,073	459,357
40,604	POSTAL REALTY TRUST, INC., CLASS A	531,221	614,745
28,862	RAFAEL HOLDINGS, INC., CLASS B(b)	475,457	447,361
968	RE/MAX HOLDINGS, INC., CLASS A	30,056	31,683
75,443	REALOGY HOLDINGS CORP.(b)	1,873,483	712,182
49,127	REDFIN CORP.(b)	2,303,826	2,452,911
4,165	RETAIL OPPORTUNITY INVESTMENTS CORP.	45,228	43,379
12,377	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	84,751	71,910
5,327	RPT REALTY	34,214	28,979
633	SAFEHOLD, INC.	35,172	39,309
7,941	SITE CENTERS CORP.	59,761	57,175
1,667	ST. JOE (THE) CO.(b)	31,303	34,390
61,501	STRATUS PROPERTIES, INC.(b)	1,642,631	1,325,962
7,832	SUMMIT HOTEL PROPERTIES, INC.	45,245	40,570
7,677	TANGER FACTORY OUTLET CENTERS, INC.(c)	48,408	46,292
35,052	UMH PROPERTIES, INC.	408,688	474,604
10,364	UNITI GROUP, INC.	96,701	109,185
761	UNIVERSAL HEALTH REALTY INCOME TRUST	51,886	43,369
15,144	URBAN EDGE PROPERTIES	148,337	147,200
3,979	URSTADT BIDDLE PROPERTIES, INC., CLASS A	37,666	36,607
4,639	WASHINGTON REAL ESTATE INVESTMENT TRUST	100,168	93,383
4,519	WHITESTONE REIT	29,383	27,114
7,444	XENIA HOTELS & RESORTS, INC.	66,151	65,358
		18,937,529	18,043,231	5.21%
Utilities:
1,970	AMERICAN STATES WATER CO.	152,237	147,651
3,838	AVISTA CORP.	136,945	130,953
2,673	CALIFORNIA WATER SERVICE GROUP	127,827	116,142
1,938	NORTHWEST NATURAL HOLDING CO.	100,985	87,966
163,622	PURE CYCLE CORP.(b)	1,173,813	1,474,234
2,710	UNITIL CORP.	109,845	104,714
		1,801,652	2,061,660	0.60%
	Sub-total Common Stocks:	337,520,930	325,647,798	94.05%
Convertible Bonds:
24	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care:
578,000	INVACARE CORP., 4.50%, 6/1/22	$523,341	521,052
		523,341	521,052	0.15%
	Sub-total Convertible Bonds:	523,341	521,052	0.15%
Convertible Preferred Stocks:
Real Estate:
11,529	WHEELER REAL ESTATE INVESTMENT TRUST, INC.(b)	105,675	110,909
17,641	WHEELER REAL ESTATE INVESTMENT TRUST, INC. (Step to 10.75% on 9/21/2023), 8.75%(b)(f)	220,408	269,025
		326,083	379,934	0.11%
	Sub-total Convertible Preferred Stocks:	326,083	379,934	0.11%
Investment Companies:
Financials:
30,190	ISHARES RUSSELL 2000 VALUE ETF	2,938,946	2,998,773
		2,938,946	2,998,773	0.87%
	Sub-total Investment Companies:	2,938,946	2,998,773	0.87%
Master Limited Partnerships:
Industrials:
59,840	STEEL PARTNERS HOLDINGS L.P.(b)	674,076	369,446
		674,076	369,446	0.11%
	Sub-total Master Limited Partnerships:	674,076	369,446	0.11%
Preferred Stocks:
Industrials:
150,152	STEEL PARTNERS HOLDINGS L.P.	2,399,287	2,858,894
		2,399,287	2,858,894	0.82%
	Sub-total Preferred Stocks:	2,399,287	2,858,894	0.82%
Rights:
Communication Services:
55,700	MEDIA GENERAL, INC. (CONTINGENT VALUE RIGHTS)(b)(g)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Warrants:
Health Care:
19,977	NANOVIBRONIX, INC.(b)(g)	200	-
		200	-	0.00%
	Sub-total Warrants:	200	-	0.00%
Short-Term Investments:
3,649,759	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO(h)	3,649,759	3,649,759
14,049,355	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.03%(i)	14,049,355	14,049,355
	Sub-total Short-Term Investments:	17,699,114	17,699,114	5.11%
	Grand total	$362,081,977	350,475,011	101.22%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Security is either wholly or partially on loan.
(d)	Foreign security values are stated in U.S. dollars. As of September 30, 2020, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 6.56% of net assets.
(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.03% of net assets as of Septmember 30, 2020.
(f)	For step bonds, the coupon rate disclosed is the current rate in effect.
(g)	Security has been deemed worthless and is a Level 3 investment.
(h)	Investment relates to cash collateral received from portfolio securities loaned.
25	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2020 (unaudited)
(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2019, the value of the Clearwater Small Companies Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $9,691,925 with net purchases of $4,357,430 during the nine months ended September 30, 2020.
26	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2020 (unaudited)
Fair value is an estimate of the price the Clearwater Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Small Companies Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Small Companies Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Small Companies Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2020.
	Level 1	Level 2	Level 3	Total
Common Stocks	$325,299,801	$347,997	$—	$325,647,798
Convertible Bonds	—	521,052	—	521,052
Convertible Preferred Stocks	379,934	—	—	379,934
Investment Companies	2,998,773	—	—	2,998,773
Master Limited Partnerships	369,446	—	—	369,446
Preferred Stocks	2,858,894	—	—	2,858,894
Rights	—	—	—*	—*
Warrants	—	—	—*	—*
Short-Term Investments	17,699,114	—	—	17,699,114
Total	$349,605,962	$869,049	$—*	$350,475,011
* Security has been deemed worthless and is a Level 3 investment.
For the Clearwater Small Companies Fund, the investment value is comprised of equity securities, convertible bonds, investment companies, master limited partnerships, rights, warrants and short-term investments. See the Clearwater Small Companies Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
There were no significant Level 3 valuations at September 30, 2020.
27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund
September 30, 2020 (unaudited)
Clearwater Small Companies Fund Portfolio Diversification
(as a percentage of net assets)
28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
171,824	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$1,701,436	2,027,523
54,180	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			739,165	771,523
17,900	BLACKROCK MUNIENHANCED FUND INC			188,128	202,270
58,171	BLACKROCK MUNIHOLDINGS FUND II INC			822,153	853,369
91,327	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,010,095	1,224,695
46,838	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			651,076	636,528
83,977	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,060,121	1,069,867
74,300	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			956,132	956,984
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	755,021
157,958	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			2,064,776	2,214,571
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	719,147
102,096	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,309,732	1,335,416
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,592,264
42,549	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			298,824	310,182
177,634	DWS MUNICIPAL INCOME TRUST			2,001,406	1,968,185
4,215	EATON VANCE MUNICIPAL BOND FUND			56,127	55,511
178,050	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,981,830	1,924,721
149,405	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,832,549	1,825,729
101,614	INVESCO MUNICIPAL TRUST			1,263,444	1,220,384
144,886	INVESCO QUALITY MUNICIPAL INCOME TRUST			1,749,794	1,790,791
65,173	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			835,890	809,449
21,234	INVESCO VALUE MUNICIPAL INCOME TRUST			270,107	312,352
83,434	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			1,220,326	1,306,576
300,875	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			4,065,667	4,314,547
15,963	NUVEEN MICHIGAN QUALITY MUNICIPAL INCOME FUND			214,604	226,355
52,779	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			723,142	709,350
234,784	NUVEEN QUALITY MUNICIPAL INCOME FUND			3,323,368	3,409,064
28,000	PUTNAM MUNICIPAL OPPORTUNITIES TRUST			371,050	363,160
	Sub-total Closed-End Funds:			33,713,941	34,905,534	5.81%
Municipal Bonds:
Alabama
500,000	MOBILE CNTY AL LTD OBLG(b)	11/1/2045	4.00	500,000	499,975
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2031	5.00	1,013,218	1,040,530
				1,513,218	1,540,505	0.26%
Alaska
970,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	3.75	1,037,916	1,049,550
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	17,500
				1,387,916	1,067,050	0.18%
Arizona
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2030	6.75	1,237,602	1,253,187
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2050	7.75	1,237,512	1,258,250
500,000	ARIZONA ST INDL DEV AUTH EDU REVENUE(b)	7/15/2038	5.75	519,896	554,015
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE	1/1/2038	5.38	1,000,000	945,630
700,000	GLENDALE AZ INDL DEV AUTH	11/15/2036	5.00	722,565	735,882
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	557,146	528,814
800,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	837,821	833,568
870,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2052	6.00	916,676	981,169
750,000	MARICOPA CNTY AZ INDL DEV AUTH SENIOR LIVING FACS REVENUE(b)	1/1/2036	5.75	742,442	756,968
500,000	NAVAJO NATION AZ(b)	12/1/2030	5.50	521,178	552,810
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	960,030
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2036	5.13	986,647	1,049,340
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	9/1/2045	5.00	1,045,307	1,044,480
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,509,864	2,613,075
800,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	12/1/2026	5.25	800,000	823,520
29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Arizona (Cont'd):
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	$7,987	10,050
1,370,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	6/15/2035	5.38	1,446,908	1,454,762
750,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	6/15/2037	4.75	737,256	756,788
815,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	815,000	859,352
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2024	4.70	499,076	501,240
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2037	6.00	502,507	519,945
				18,643,390	18,992,875	3.16%
Arkansas
525,000	SHERIDAN AR SCH DIST #37	2/1/2047	4.00	529,683	537,043
1,000,000	SPRINGDALE AR SALES & USE REVENUE	4/1/2041	3.60	973,053	1,030,320
				1,502,736	1,567,363	0.26%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(d)	8/1/2039	0.00	1,837,796	2,666,921
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,010,448	1,142,470
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(d)	8/1/2046	0.00	659,406	1,285,070
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	501,131	519,180
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,490,815	1,940,685
750,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	10/1/2042	6.00	772,704	784,245
1,000,000	CARLSBAD CA UNIF SCH DIST (Step to 6.13% on 8/1/2021)(d)	8/1/2031	0.00	948,817	1,364,060
1,500,000	CLOVIS CA UNIF SCH DIST(e)	8/1/2030	0.00	829,132	975,870
1,000,000	COLTON CA JT UNIF SCH DIST (Step to 5.80% on 8/1/2021)(d)	8/1/2035	0.00	953,137	1,199,840
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,103,764	1,560,105
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	743,834	753,353
1,000,000	ENCINITAS CA UNION SCH DIST (Step to 6.75% on 8/1/2022)(d)	8/1/2035	0.00	885,300	1,401,920
1,155,000	ENTERPRISE CA ELEM SCH DIST (Step to 6.20% on 8/1/2021)(d)	8/1/2035	0.00	1,097,691	1,605,843
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	629,799	708,432
1,500,000	HARTNELL CA CMNTY CLG DIST (Step to 7.00% on 8/1/2022)(d)	8/1/2034	0.00	1,322,339	1,844,505
3,500,000	HEALDSBURG CA UNIF SCH DIST (Step to 4.60% on 8/1/2022)(d)	8/1/2037	0.00	3,216,838	3,737,335
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	998,767	1,412,410
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,006,768	1,301,260
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	747,448	918,517
2,000,000	OAK PARK CA UNIF SCH DIST (Step to 7.10% on 8/1/2021)(d)	8/1/2038	0.00	1,887,808	2,873,420
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REVENUE(e)	9/1/2031	0.00	1,302,313	1,277,220
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	997,197	1,305,130
750,000	REEF-SUNSET CA UNIF SCH DIST (Step to 4.85% on 8/1/2021)(d)	8/1/2038	0.00	720,461	835,222
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,009,914	1,175,470
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,574,130	1,726,275
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.57%)(f)	6/1/2039	0.74	350,000	284,921
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	510,585
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,495,827	1,617,495
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,021,999	1,090,490
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	502,048	517,170
2,250,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	2,248,295	2,802,884
30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
California (Cont'd):
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	$1,484,741	1,598,445
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(d)	8/1/2041	0.00	706,806	1,078,590
1,250,000	TUSTIN CA UNIF SCH DIST	8/1/2028	6.00	1,244,526	1,310,125
				37,801,999	47,125,463	7.84%
Colorado
500,000	9TH AVENUE MET DIST #2 CO	12/1/2048	5.00	500,000	517,980
1,000,000	AEROTROPOLIS REGL TRANPRTN AUTH CO SPL REVENUE	12/1/2051	5.00	1,014,515	1,019,580
750,000	BROADWAY STATION MET DIST #2 CO	12/1/2048	5.13	750,000	777,862
1,000,000	BROADWAY STATION MET DIST #3 CO	12/1/2049	5.00	1,023,039	1,033,410
650,000	BUFFALO HIGHLANDS MET DIST	12/1/2038	5.25	651,662	669,370
500,000	COLORADO SCIENCE AND TECH PARK MET DIST #1	12/1/2033	5.00	505,917	518,685
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	995,199	1,003,690
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE(b)	9/1/2046	5.00	1,002,658	1,001,110
1,250,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2048	5.00	1,307,305	1,424,950
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	989,862	1,057,530
650,000	COPPER RIDGE MET DIST CO TAX INCR & SALES TAX SUPPORTED REVENUE	12/1/2043	5.00	668,660	606,873
500,000	COPPERLEAF CO MET DIST #2	12/1/2030	5.25	500,000	515,840
500,000	COPPERLEAF CO MET DIST #2	12/1/2045	5.75	500,000	514,640
750,000	COPPERLEAF CO MET DIST #4	12/1/2049	5.00	780,554	759,435
1,000,000	CREEKWALK MARKETPLACE BUSINESS IMPT DIST CO(b)	12/1/2039	5.50	1,000,000	1,023,250
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	774,112
1,000,000	DENVER CO URBAN RENEWAL AUTH TAX INCR REVENUE(b)	12/1/2039	5.25	985,680	1,029,070
1,000,000	DIATC MET DIST CO(b)	12/1/2049	5.00	1,060,293	1,022,830
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,028,040
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	1,035,400
500,000	HASKINS STATION CO MET DIST	12/1/2039	5.00	516,457	511,615
500,000	HUNTERS OVERLOOK METRO DIST #5 CO	12/1/2049	5.00	526,655	515,595
710,000	IRON MOUNTAIN MET DIST #2 CO	12/1/2049	5.00	723,800	720,629
500,000	JOHNSTOWN VL MET DIST #2 CO	12/1/2050	5.00	504,045	503,715
1,000,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	991,140	898,590
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	410,925
750,000	LEYDEN ROCK MET DIST #10	12/1/2045	5.00	766,125	770,392
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REVENUE	12/1/2045	5.38	996,546	1,020,320
750,000	MIRABELLE MET DIST #2 CO	12/1/2049	5.00	792,045	757,838
583,045	MOUNT CARBON CO MET DIST REVENUE (Step to 0.00% on 6/1/2033)(d)	6/1/2043	7.00	583,045	583,045
200,000	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	-	44,000
1,000,000	PAINTED PRAIRIE PUB IMPT AUTH CO	12/1/2039	5.00	1,032,572	1,054,690
500,000	PALISADE CO MET DIST #2 LIMITED TAX	12/1/2046	5.00	510,701	507,850
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,033,050
500,000	ST VRAIN LAKES MET DIST #2	12/1/2037	5.00	500,000	512,790
1,000,000	STC MET DIST #2 CO	12/1/2049	5.00	1,054,600	1,014,320
500,000	TALLMAN GULCH MET DIST CO	12/1/2047	5.25	500,000	511,525
1,000,000	THOMPSON CROSSING MET DIST #4 CO	12/1/2049	5.00	1,051,905	1,021,640
700,000	VAUXMONT MET DIST CO	12/15/2050	3.25	700,000	745,920
500,000	VELOCITY MET DIST #3 CO	12/1/2039	5.38	500,000	521,405
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,077,760	1,080,210
				31,812,740	32,073,721	5.34%
31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Connecticut
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2027	3.25	$500,000	503,110
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2055	5.00	513,903	525,970
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.88	1,000,000	1,102,340
515,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	515,000	540,318
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,055,816	2,071,020
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	5,062,550
580,434	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	593,828	37,728
				10,178,547	9,843,036	1.64%
District of Columbia
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	513,145
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,039,310
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,038,750
665,000	DIST OF COLUMBIA REVENUE	7/1/2027	4.13	617,543	649,452
1,250,000	DIST OF COLUMBIA REVENUE	7/1/2042	5.00	1,095,056	1,168,175
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	1,103,260
				5,212,599	5,512,092	0.92%
Florida
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,062,225	1,103,710
500,000	ALTA LAKES CMNTY DEV DIST FL SPL ASSMNT	5/1/2039	4.40	497,467	524,615
395,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	395,000	417,728
1,175,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,094,712	1,178,149
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	988,031	1,117,520
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	555,950
185,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	185,000	204,029
1,370,000	CAPITAL TRUST AGY FL CHRT SCH REVENUE	2/1/2035	5.38	1,370,000	1,416,607
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	516,300
1,750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(g)	12/1/2035	6.75	1,745,953	962,500
750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(g)	7/1/2037	6.75	750,000	450,000
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(b)	8/1/2027	5.00	750,000	672,210
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(b)	8/1/2032	5.38	750,000	635,243
500,000	CAPITAL TRUST AGY FL STUDENT HSG REVENUE(b)	12/1/2043	5.25	514,000	499,375
710,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(b)	5/1/2032	5.00	713,937	759,750
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	737,712	765,450
1,750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(b)(c)(g)	5/15/2044	8.13	1,913,765	1,354,062
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(g)	5/15/2026	7.25	750,000	580,313
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,010,109	1,142,510
500,000	DOWDEN WEST CMNTY DEV DIST FL SPL ASSMNT REVENUE(b)	5/1/2039	5.40	500,000	555,450
980,000	ESCAMBIA CNTY FL HSG FIN AUTH SF MTGE REVENUE	10/1/2049	3.75	980,000	1,055,068
715,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	715,000	792,256
32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,000,000	FLORIDA ST DEPT OF EDU CMNTY CLG CAPITAL IMPT REVENUE	7/1/2030	4.38	$1,007,531	1,013,410
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)	6/15/2035	6.00	1,000,775	1,118,050
920,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)	6/1/2040	5.00	949,320	951,979
765,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	765,000	817,211
485,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	485,000	500,821
1,955,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	1,955,000	2,180,666
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	3.30	1,000,000	1,059,330
1,000,000	FRERC CDD FL	11/1/2040	5.38	1,000,000	1,018,290
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	645,715	678,087
800,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	800,000	902,392
710,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2050	5.75	724,385	724,392
240,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	239,699	248,561
1,500,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,489,825	1,562,355
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	700,000	748,713
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,112,690
1,300,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,300,000	1,398,215
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2037	5.00	744,975	804,202
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	745,838	819,615
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	745,794
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,092,080
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.63	575,558	578,776
630,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	626,749	638,215
490,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	483,004	514,525
940,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	925,520	952,690
465,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	465,000	476,616
315,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2024	5.63	315,000	325,902
500,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	505,945	512,810
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(c)	5/1/2014	5.60	250,000	45,000
735,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	745,491	768,369
500,000	MIAMI BEACH FL HLTH FACS AUTH	11/15/2044	5.00	526,980	544,570
135,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	131,055	135,513
300,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	300,000	325,623
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	542,250
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,405,426	1,514,408
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	508,661	554,980
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,029,108	1,099,580
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	773,330	841,327
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,059,445	1,090,040
440,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	440,000	469,282
33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	$500,000	547,350
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,288,599	1,283,472
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	1,038,964	1,094,410
1,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	1,785,026	1,863,211
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2055	5.00	512,806	516,350
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,273	504,320
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	551,135	560,470
715,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	708,354	766,223
1,900,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	2,018,059	2,027,547
495,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	486,184	508,830
165,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	162,115	181,061
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	142,538	89,799
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,140,229	1,219,801
500,000	TOLOMATO FL CDD	5/1/2037	4.25	500,000	538,800
50,000	TOLOMATO FL CDD (Step to 6.61% on 5/1/2022)(d)	5/1/2040	0.00	49,865	39,161
185,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2021)(d)	5/1/2040	0.00	173,457	167,297
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(d)	5/1/2040	0.00	86,500	80,260
1,490,000	TOLOMATO FL CDD	5/1/2040	3.75	1,433,826	1,669,634
125,000	TOLOMATO FL CDD(c)	5/1/2040	6.61	-	1
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	768,019
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,716	553,235
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,652,220
1,150,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,143,400	1,232,386
4,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	4,000	4,002
85,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	6.60	84,383	85,829
735,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	731,269	786,773
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	745,447	799,433
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	351,276	154,411
				67,441,488	68,380,430	11.38%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	508,079	551,940
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	500,673	506,885
1,350,000	COBB CNTY GA DEV AUTH(b)	12/1/2039	5.00	1,417,528	1,338,403
845,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	745,853	845,549
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,614,800
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,040,220
925,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2038	3.85	925,000	1,011,303
370,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2039	4.00	370,000	394,154
2,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	2,500,000	2,658,050
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,002,230	1,030,260
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,940,230	2,006,433
34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Georgia (Cont'd):
1,100,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	$1,100,000	1,181,004
1,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.20	1,506,170	1,658,865
1,750,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2049	3.25	1,750,000	1,856,802
				19,765,763	20,694,668	3.44%
Idaho
655,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	655,000	524,013
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	743,858	599,993
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2044	8.00	1,037,797	799,980
				2,436,655	1,923,986	0.32%
Illinois
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,188,450	1,325,231
1,495,000	BOLINGBROOK IL SPL SVC AREA SPL TAX	3/1/2030	4.00	1,541,919	1,733,692
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(b)	9/1/2035	6.00	1,259,777	1,333,487
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,027,874	1,197,960
1,000,000	CHICAGO HEIGHTS IL	12/1/2029	4.50	1,044,441	1,112,810
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,000,826	1,082,370
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,068,518	1,096,620
750,000	CHICAGO IL PARK DIST	1/1/2042	4.00	771,622	811,515
637,000	CORTLAND IL SPL TAX REVENUE(c)	3/1/2017	5.50	633,881	95,550
500,000	DECATUR IL	3/1/2034	5.00	507,827	568,030
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,494,159	1,613,310
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	520,460
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,108,710
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	679,013	714,501
600,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2027	6.13	600,000	601,512
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	501,195	530,085
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	764,321	808,665
500,000	ILLINOIS ST FIN AUTH REVENUE	5/1/2038	5.25	508,464	510,630
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,410,763	1,320,414
1,000,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,050,341	1,043,040
1,000,000	ILLINOIS ST HSG DEV AUTH MF REVENUE	7/1/2044	3.15	1,000,000	1,050,690
975,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2041	3.88	975,000	1,059,464
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,065,717	1,139,200
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,558,171	1,670,400
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	516,045	553,540
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,013,286	1,100,120
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,001,152	1,012,600
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,100,149	1,157,987
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	320,000
500,000	MET PIER & EXPOSITION AUTH IL REVENUE	6/15/2057	5.00	517,723	543,075
500,000	RICHTON PARK IL PUBLIC LIBRARY DIST	12/15/2032	4.50	521,326	527,825
750,000	ROCKFORD IL	12/15/2030	4.00	750,943	751,425
375,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	375,000	217,500
620,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2022	4.00	617,451	623,850
750,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2037	5.25	766,742	773,415
465,000	UPPER IL RIVER VLY DEV AUTH(b)	1/1/2045	5.00	494,710	473,956
685,000	WESTMONT IL PARK DIST(e)	12/1/2031	0.00	356,310	409,623
685,000	WESTMONT IL PARK DIST(e)	12/1/2033	0.00	310,927	358,426
				32,492,833	32,871,688	5.47%
Indiana
233,864	CARMEL IN REVENUE(c)	11/15/2022	6.00	237,266	2,339
331,723	CARMEL IN REVENUE(c)	11/15/2027	7.00	324,812	3,317
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	493,376	505,550
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,076,340
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,010,951	3,176,820
35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Indiana (Cont'd):
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	$494,658	513,140
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	989,079	1,066,230
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,013,636	1,067,590
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	519,815	536,620
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	988,109	1,078,750
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,027,864	1,071,700
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,524,660
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	613,302
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	613,447	671,795
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,006,323	1,115,890
				13,812,606	14,024,043	2.33%
Iowa
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,610,749	1,604,340
				1,610,749	1,604,340	0.27%
Kansas
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,030,443	1,209,830
700,000	WICHITA KS HLTH CARE FACS REVENUE	12/1/2036	5.25	710,663	696,927
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	929,402	847,110
				2,670,508	2,753,867	0.46%
Kentucky
720,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	712,829	758,419
				712,829	758,419	0.13%
Louisiana
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,007,387	1,107,000
650,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	681,901	669,682
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,010,905	1,051,980
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2037	5.65	700,000	776,503
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	7/1/2039	5.00	1,062,545	985,570
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2039	5.50	600,000	644,010
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.00	1,000,000	999,970
750,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.40	750,000	770,520
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	526,274	568,906
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	747,679	776,272
385,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(f)	2/15/2036	0.89	385,000	376,557
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	756,880	771,750
				9,228,571	9,498,720	1.58%
Maine
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,073,170
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2036	3.90	1,000,000	1,087,130
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,589,940
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2042	4.05	500,000	540,430
115,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	115,000	120,139
				4,115,000	4,410,809	0.73%
36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	$500,000	512,465
1,250,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2048	4.00	1,222,081	1,384,475
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	504,240
890,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	890,000	908,014
				3,112,081	3,309,194	0.55%
Massachusetts
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(b)	10/1/2047	5.00	743,066	747,481
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,516,430	1,609,830
250,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	250,000	252,413
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2034	3.63	1,515,792	1,544,445
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	700,000	754,411
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	700,000	751,618
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,064,910
2,735,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,735,000	2,812,291
1,875,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2046	4.20	1,875,000	2,033,400
500,000	ROWLEY MA	5/1/2027	4.00	500,000	501,365
				11,535,288	12,072,164	2.01%
Michigan
275,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	256,956	275,591
500,000	KALAMAZOO MI ECON DEV CORP	5/15/2043	5.00	531,775	531,770
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	746,091	784,148
500,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2042	5.00	519,885	530,020
1,850,000	MICHIGAN ST HSG DEV AUTH	10/1/2035	4.10	1,850,000	1,996,501
860,000	MICHIGAN ST HSG DEV AUTH	12/1/2036	3.70	860,000	925,128
600,000	MICHIGAN ST HSG DEV AUTH	10/1/2042	3.75	600,000	643,770
1,650,000	MICHIGAN ST HSG DEV AUTH	10/1/2043	4.00	1,650,000	1,820,181
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2054	3.50	1,000,000	1,065,330
635,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2038	4.13	635,000	668,369
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2049	4.00	1,003,241	1,076,340
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	1,000,000	1,036,720
460,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	460,000	461,044
280,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	279,958	280,078
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	772,277	858,945
410,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	407,114	427,614
				12,572,297	13,381,549	2.23%
Minnesota
1,000,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	978,528	638,100
1,000,000	APPLE VY MN SENIOR HSG REVENUE	9/1/2058	5.00	980,000	1,023,550
2,500,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	2,366,416	2,469,275
				4,324,944	4,130,925	0.69%
Mississippi
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG(b)	11/1/2039	4.55	1,000,000	1,036,930
				1,000,000	1,036,930	0.17%
Missouri
380,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	380,000	380,072
37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Missouri (Cont'd):
1,300,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(b)(c)(g)	11/15/2036	5.75	$1,300,000	455,650
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	1,016,716	1,067,820
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2042	5.00	908,413	1,102,180
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,077,521	2,045,480
885,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	3.80	885,000	955,075
485,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	3.35	485,000	509,890
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	756,127	763,800
				7,808,777	7,279,967	1.21%
Montana
885,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	885,000	918,780
560,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	560,000	602,017
995,000	MONTANA ST BRD OF HSG	6/1/2045	4.00	995,000	1,097,624
895,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	895,000	982,764
800,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	801,677	860,536
				4,136,677	4,461,721	0.74%
Nebraska
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	6,640
765,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2042	3.05	765,000	800,756
				925,000	807,396	0.14%
Nevada
865,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	865,000	907,117
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2049	3.35	1,000,000	1,054,620
515,000	NORTH LAS VEGAS NV LOCAL IMPT(b)	12/1/2027	4.00	504,933	536,733
515,000	NORTH LAS VEGAS NV LOCAL IMPT(b)	12/1/2037	5.00	515,918	551,215
				2,885,851	3,049,685	0.51%
New Hampshire
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,024,280
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2052	4.00	1,500,000	1,623,225
145,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	145,000	145,525
				2,645,000	2,793,030	0.47%
New Jersey
750,000	NEW JERSEY ST ECON DEV AUTH	6/15/2037	5.00	776,492	852,608
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	533,603	555,400
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	792,790	822,435
2,500,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2039	3.50	2,493,059	2,513,525
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2050	4.25	988,253	1,008,760
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,049,530
480,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2030	4.50	480,000	500,011
3,270,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	3,270,000	3,647,031
955,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	957,448	1,020,112
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	12/15/2039	4.00	527,180	525,140
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	506,848	548,235
700,000	TOBACCO SETTLEMENT FING CORP NJ	6/1/2046	5.00	704,392	791,098
				13,030,065	13,833,885	2.30%
38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New Mexico
575,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	$575,000	586,649
820,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	820,000	839,163
1,530,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	1,530,000	1,662,008
795,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	795,000	834,774
715,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	715,000	771,485
995,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	996,824	1,082,003
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	990,000	1,045,975
955,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	955,000	1,040,253
550,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	551,296	572,462
				7,928,120	8,434,772	1.40%
New York
1,000,000	BUFFALO & ERIE CNTY NY INDL LAND DEV CORP REVENUE	11/1/2040	4.00	1,042,152	1,039,020
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	752,603	802,155
750,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2030	4.00	670,769	751,012
1,250,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2050	5.00	1,335,634	1,283,912
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2037	3.80	1,000,000	1,022,610
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2039	4.30	1,000,000	1,050,670
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	601,416	643,668
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	3,121,050
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	1,043,860
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2049	3.95	1,000,000	1,074,650
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2055	3.00	1,000,000	1,020,410
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,078,309	2,233,900
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2041	4.10	1,000,000	1,085,430
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	1,078,350
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2048	3.95	1,000,000	1,075,540
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,591,845
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	530,710
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	4,087,080
930,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	930,000	1,007,404
435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	435,000	444,005
1,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2043	4.20	1,000,000	1,106,450
1,490,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	1,490,000	1,594,628
2,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	2,000,000	2,095,180
1,500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,500,000	1,519,950
1,250,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	10/1/2030	4.00	1,244,868	1,276,900
550,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	560,881	567,650
				32,480,382	34,148,039	5.68%
North Carolina
1,750,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,750,000	1,768,147
500,000	NORTH CAROLINA ST EDU ASSISTANCE AUTH	6/1/2039	3.13	494,745	488,980
975,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2041	3.95	985,760	1,064,291
940,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2048	4.00	940,000	1,023,416
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	11/1/2037	5.00	1,084,396	1,129,360
39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
North Carolina (Cont'd):
600,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	10/1/2038	5.00	$596,447	643,692
				5,851,348	6,117,886	1.02%
North Dakota
1,110,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	1,110,000	1,160,416
				1,110,000	1,160,416	0.19%
Ohio
750,000	BUTLER CNTY OH PORT AUTH PUBLIC INFRASTRUCTURE REVENUE	12/1/2041	5.00	753,708	753,443
1,500,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2049	4.00	1,595,571	1,639,215
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	501,301	525,555
1,000,000	DAYTON-MONTGOMERY CNTY OH PORT AUTH PROJ REVENUE	1/15/2040	7.00	1,000,000	846,050
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,043,700	2,042,060
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(b)(g)	12/1/2037	6.50	750,000	264,045
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	494,350	512,675
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,547,456	1,672,620
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,039,703	1,844,620
790,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	712,512	837,376
1,260,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	1,260,000	1,360,447
1,365,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2049	4.00	1,365,000	1,467,634
955,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2049	3.35	955,000	1,012,405
1,000,000	REVERE OH LOCAL SCH DIST	12/1/2043	4.00	1,041,017	1,044,520
				16,059,318	15,822,665	2.63%
Oklahoma
970,000	FORT SILL APACHE TRIBE OK ECON DEV AUTH GAMING ENTERPRISE REVENUE(b)	8/25/2026	8.50	970,000	1,040,015
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,219,734	2,194,900
				3,189,734	3,234,915	0.54%
Oregon
1,000,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2047	5.00	970,850	1,047,490
500,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2055	5.38	502,169	531,380
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,018,090	1,052,660
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	510,273	520,885
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,105,200
460,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2035	3.75	460,000	507,095
745,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	745,000	779,434
1,245,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	1,245,000	1,329,647
2,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2024	4.00	2,000,000	2,004,700
1,500,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	1,526,287	1,529,925
1,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2055	5.13	964,640	1,005,300
				11,942,309	12,413,716	2.07%
Pennsylvania
480,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	480,000	481,464
380,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(f)	10/1/2034	0.85	380,000	363,329
40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Pennsylvania (Cont'd):
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	$1,005,586	1,060,250
650,000	CMWLTH FING AUTH PA TOBACCO MASTER SETTLEMENT PAYMENT REVENUE	6/1/2039	4.00	647,017	737,477
600,000	DAUPHIN CNTY PA GEN AUTH UNIV REVENUE(b)	10/15/2022	4.00	599,379	593,184
500,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2033	5.00	522,759	581,290
1,250,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2036	5.00	1,263,118	1,439,287
1,700,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2047	3.00	1,700,000	1,538,993
1,000,000	PENNSYLVANIA ST ECON DEV FING AUTH UPMC REVENUE	4/15/2045	4.00	1,038,764	1,123,070
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.65%)(f)	7/1/2039	0.80	500,000	453,940
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	3.95	1,000,000	1,000,000
440,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	440,000	440,000
1,835,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,835,000	1,927,264
535,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	535,000	540,045
495,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2047	4.00	495,000	529,383
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	1,050,080
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE (Step to 4.60% on 12/1/2021)(d)	12/1/2037	0.00	1,418,959	1,661,340
200,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	200,000	211,480
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	740,292	820,935
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2049	5.00	778,189	773,190
				16,579,063	17,326,001	2.88%
Puerto Rico
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,563,840
				1,500,000	1,563,840	0.26%
Rhode Island
665,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	662,728	673,326
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	776,415
1,250,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	1,238,158	1,256,037
				2,650,886	2,705,778	0.45%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,372	655,688
145,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	143,964	145,087
1,250,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,250,000	1,307,312
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	688,535	662,566
1,250,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH HOSP FACS REVENUE	12/1/2044	4.00	1,298,757	1,421,625
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,032,047	1,115,590
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,434,466	1,642,508
				6,495,141	6,950,376	1.16%
41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
South Dakota
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	$499,500	501,090
				499,500	501,090	0.08%
Tennessee
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(b)(c)(g)	6/1/2027	6.50	1,000,000	650,000
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(b)	6/1/2036	5.13	600,000	629,658
1,350,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD RETMNT FACS REVENUE	10/1/2039	5.50	1,342,029	1,314,333
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2019	5.35	134,966	375
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,862	1,563
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	6.00	-	1
670,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2031	3.60	673,735	697,805
980,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	980,000	1,066,328
915,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	915,000	998,439
2,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2044	4.00	2,013,172	2,203,140
985,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	3.95	985,000	1,047,114
1,965,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	4.05	1,965,000	2,100,644
485,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	485,000	521,404
				11,650,764	11,230,804	1.87%
Texas
500,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	6/15/2036	5.00	502,141	503,850
650,000	ARLINGTON TX SPL TAX REVENUE	2/15/2041	5.00	689,165	738,114
815,000	BEXAR CNTY TX HSG FIN CORP(h)	2/1/2035	3.75	815,000	848,961
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,038,250	2,128,540
675,000	BRAZORIA CNTY TX MUNI UTILITYDIST #28	9/1/2032	4.00	691,715	687,434
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REVENUE	4/1/2040	3.00	1,004,098	930,720
625,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	12/1/2035	5.00	648,057	679,938
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,004,511	1,113,710
1,350,000	DANBURY TX HGR EDU AUTH INC EDU REVENUE	8/15/2049	5.13	1,401,062	1,397,817
1,500,000	EL PASO CNTY TX HOSP DIST	8/15/2043	5.00	1,581,963	1,540,320
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,033,848	1,182,040
1,000,000	FORT BEND CNTY TX MUNI UTILITY DIST #23	9/1/2033	4.00	1,024,577	1,017,300
610,000	FORT BEND CNTY TX MUNI UTILITY DIST #50	9/1/2029	4.00	624,992	621,901
800,000	GILMER TX ECON DEV CORP SALES TAX REVENUE	7/15/2030	5.00	823,619	826,072
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (Step to 5.50% on 10/1/2023)(d)	10/1/2035	0.00	1,273,412	1,730,460
560,000	HARRIS CNTY TX MUNI UTILITY DIST #400	9/1/2033	4.00	573,768	569,688
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,013,360	1,155,750
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,513,518	1,649,655
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	745,881	780,690
1,000,000	MEADOWHILL TX REGL MUNI UTILITY DIST	10/1/2034	4.00	1,051,150	1,049,640
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	273,000	221,570
42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	$998,894	1,198,000
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,005,871	1,023,820
750,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	759,033	780,705
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2049	5.25	507,487	505,530
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,146,992	1,100,649
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(b)	8/15/2036	5.00	751,699	756,052
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE	8/15/2036	5.50	1,001,410	1,016,590
670,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(b)	8/15/2049	5.00	693,810	688,887
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	631,337	598,889
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REVENUE	4/1/2046	5.00	1,127,617	1,183,039
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,689	779,107
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,037,308	1,106,090
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,033,460	1,086,910
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE(c)	11/15/2022	5.50	1,000,000	650,000
610,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2024	5.63	610,000	610,567
970,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2050	4.00	992,254	1,068,630
2,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2044	3.63	2,043,534	2,169,240
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	1,016,778	1,102,670
				37,431,260	38,799,545	6.46%
Utah
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,000,000	1,003,090
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	4/15/2045	6.00	1,000,000	1,004,500
75,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	75,000	75,853
1,500,000	WEST VLY CITY UT MUNI BLDG AUTH LEASE REVENUE	2/1/2039	5.00	1,626,730	1,787,265
				3,701,730	3,870,708	0.64%
Vermont
680,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	677,554	731,184
1,000,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	990,957	985,840
				1,668,511	1,717,024	0.29%
Virginia
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	501,425
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(e)	9/1/2041	0.00	159,101	21,700
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	373,769	173,868
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,051,740
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	989,710
2,005,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	1,995,250	2,076,599
				5,028,120	4,815,042	0.80%
Washington
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(b)	1/1/2038	5.25	686,735	781,571
445,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	445,000	451,559
43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Washington (Cont'd):
1,500,000	KING CNTY WA HSG AUTH	11/1/2039	3.00	$1,467,899	1,577,175
1,000,000	KING CNTY WA HSG AUTH	8/1/2040	3.00	1,040,677	1,057,120
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,044,357	1,085,520
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	776,223	894,756
500,000	SNOHOMISH CNTY WA HSG AUTH	4/1/2044	4.00	507,928	549,940
1,000,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	984,071	1,096,520
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,495,899	1,549,785
1,500,000	VANCOUVER WA HSG AUTH	12/1/2051	3.30	1,500,000	1,577,340
530,000	WASHINGTON ST HSG FIN COMMISSION(b)	7/1/2025	6.00	532,148	572,766
1,000,000	WASHINGTON ST HSG FIN COMMISSION(b)	1/1/2031	5.00	1,001,292	1,071,070
750,000	WASHINGTON ST HSG FIN COMMISSION(b)	7/1/2031	5.00	788,527	794,145
675,000	WASHINGTON ST HSG FIN COMMISSION(b)	1/1/2035	5.75	675,000	701,156
600,000	WASHINGTON ST HSG FIN COMMISSION(b)	7/1/2036	5.00	628,015	615,006
500,000	WASHINGTON ST HSG FIN COMMISSION(b)	1/1/2038	5.00	537,254	540,965
1,000,000	WASHINGTON ST HSG FIN COMMISSION(b)	1/1/2044	5.00	1,083,389	1,052,710
1,000,000	WASHINGTON ST HSG FIN COMMISSION(b)	7/1/2048	5.00	1,090,669	1,001,200
				16,285,083	16,970,304	2.82%
West Virginia
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,616,490
				1,500,000	1,616,490	0.27%
Wisconsin
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE(b)	6/1/2046	8.25	1,533,619	1,572,285
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2046	0.00	1,193	410
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2047	0.00	1,282	436
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2048	0.00	1,227	419
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2049	0.00	1,188	406
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2050	0.00	1,141	384
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2051	0.00	1,211	407
446,246	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(i)	7/1/2051	3.75	443,916	281,947
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2052	0.00	1,206	399
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2053	0.00	1,163	385
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2054	0.00	1,127	370
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2055	0.00	1,088	356
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2056	0.00	1,050	344
100,837	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(g)	7/1/2056	5.50	100,665	72,885
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2057	0.00	1,820	335
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2058	0.00	993	321
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2059	0.00	965	312
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2060	0.00	939	299
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2061	0.00	910	285
44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2062	0.00	$884	274
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2063	0.00	856	263
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2064	0.00	835	256
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2065	0.00	815	244
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2066	0.00	796	231
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)	1/1/2067	0.00	9,646	2,756
520,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	6/15/2049	5.00	526,406	530,031
445,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	446,773	467,406
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)	11/1/2028	6.25	1,250,000	1,340,787
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	618,066
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)	1/1/2033	6.13	989,314	863,570
341,000	PUBLIC FIN AUTH WI REVENUE(e)	10/1/2042	0.00	374,765	51,300
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	525,300	493,972
13,694	PUBLIC FIN AUTH WI REVENUE(b)(c)(g)	12/1/2048	5.50	13,694	6,847
1,195,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(b)	11/15/2024	5.00	1,193,282	1,251,595
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	539,892	489,915
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,373,282	1,479,855
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	731,385	739,151
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2040	5.00	511,840	514,345
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,045,593	2,125,992
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,431,193	1,434,678
650,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/1/2046	5.00	673,222	661,063
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2048	5.13	1,963,525	2,008,300
500,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2035	3.88	500,000	537,825
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2040	4.00	1,000,000	1,073,220
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2042	3.90	1,003,662	1,085,130
1,500,000	WISCONSIN ST HSG & ECON DEV AUTH	5/1/2055	4.15	1,500,000	1,621,530
				21,303,663	21,331,587	3.55%
Wyoming
335,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	3.90	335,000	358,474
1,645,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,645,000	1,700,798
				1,980,000	2,059,272	0.34%
	Sub-total Municipal Bonds:			533,151,059	553,589,791	92.13%
Short-Term Investments:
10,586,275	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.03%(j)			10,586,275	10,586,275
	Sub-total Short-Term Investments:			10,586,275	10,586,275	1.76%
	Grand total			$577,451,275	599,081,600	99.70%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(d)	For step bonds, the coupon rate disclosed is the current rate in effect.
45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
(e)	Zero coupon bond.
(f)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(g)	Restricted security that has been deemed illiquid. At September 30, 2020, the value of these restricted illiquid securities amounted to $4,796,302 or 0.80% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	AQUISITION DATE	ACQUISITION COST
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/35	12/2/15-1/21/16	$1,748,875
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/37	6/28/17	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 8.13%, 5/15/44	6/27/17-4/12/18	1,961,290
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 7.25%, 5/15/26	12/16/13	750,000
FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE, 6.50%, 6/1/27	5/24/17	1,000,000
KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE, 5.75%, 11/15/36	12/18/15	1,300,000
LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE, 6.50%, 12/1/37	10/27/17	750,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 5.50%, 7/1/56	3/26/18-8/26/20	100,665
PUBLIC FIN AUTH WI REVENUE, 5.50%, 12/1/48	3/26/19	13,694

(h)	Security has converted to a fixed rate as of February 1, 2015, and will be going forward.
(i)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(j)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2019, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $22,581,520 with net sales of $11,995,245 for the nine months ended September 30, 2020.
Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:
Geographical Diversification	Percent
Florida	11.41%
Illinois	9.53
California	7.87
New York	6.83
Texas	6.48
Colorado	5.35
Georgia	3.94
Wisconsin	3.56
Arizona	3.17
New Jersey	2.90
Other	38.96
100.00%

Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Tax-Exempt Bond Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2020.
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$34,905,534	$—	$—	$34,905,534
Municipal Bonds
Alabama	—	1,540,505	—	1,540,505
Alaska	—	1,067,050	—	1,067,050
Arizona	—	18,992,875	—	18,992,875
Arkansas	—	1,567,363	—	1,567,363
California	—	47,125,463	—	47,125,463
Colorado	—	32,073,721	—	32,073,721
Connecticut	—	9,843,036	—	9,843,036
District of Columbia	—	5,512,092	—	5,512,092
Florida	—	68,380,430	—	68,380,430
Georgia	—	20,694,668	—	20,694,668
Idaho	—	1,923,986	—	1,923,986
Illinois	—	32,871,688	—	32,871,688
Indiana	—	14,024,043	—	14,024,043
Iowa	—	1,604,340	—	1,604,340
Kansas	—	2,753,867	—	2,753,867
Kentucky	—	758,419	—	758,419
Louisiana	—	9,498,720	—	9,498,720
Maine	—	4,410,809	—	4,410,809
Maryland	—	3,309,194	—	3,309,194
Massachusetts	—	12,072,164	—	12,072,164
Michigan	—	13,381,549	—	13,381,549
Minnesota	—	4,130,925	—	4,130,925
Mississippi	—	1,036,930	—	1,036,930
Missouri	—	7,279,967	—	7,279,967
Montana	—	4,461,721	—	4,461,721
Nebraska	—	807,396	—	807,396
Nevada	—	3,049,685	—	3,049,685
New Hampshire	—	2,793,030	—	2,793,030
New Jersey	—	13,833,885	—	13,833,885
New Mexico	—	8,434,772	—	8,434,772
New York	—	34,148,039	—	34,148,039
North Carolina	—	6,117,886	—	6,117,886
North Dakota	—	1,160,416	—	1,160,416
Ohio	—	15,822,665	—	15,822,665
Oklahoma	—	3,234,915	—	3,234,915
Oregon	—	12,413,716	—	12,413,716
Pennsylvania	—	17,326,001	—	17,326,001
Puerto Rico	—	1,563,840	—	1,563,840
Rhode Island	—	2,705,778	—	2,705,778
South Carolina	—	6,950,376	—	6,950,376
South Dakota	—	501,090	—	501,090
Tennessee	—	11,230,804	—	11,230,804
Texas	—	38,799,545	—	38,799,545
Utah	—	3,870,708	—	3,870,708
Vermont	—	1,717,024	—	1,717,024
Virginia	—	4,815,042	—	4,815,042
Washington	—	16,970,304	—	16,970,304
West Virginia	—	1,616,490	—	1,616,490
Wisconsin	—	21,331,587	—	21,331,587
Wyoming	—	2,059,272	—	2,059,272
Short-Term Investments	10,586,275	—	—	10,586,275
Total	$45,491,809	$553,589,791	$—	$599,081,600
48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
For the Clearwater Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated.
49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2020 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)
50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Argentina:
8,595	GLOBANT S.A.(b)	$837,731	1,540,396
7,047	MERCADOLIBRE, INC.(b)	4,513,655	7,628,236
		5,351,386	9,168,632	1.26%
Australia:
275,180	ADAIRS LTD.	331,893	640,567
102,780	ALLIANCE AVIATION SERVICES LTD.(b)	167,434	258,393
89,441	APA GROUP	554,557	661,762
55,160	APPEN LTD.	794,280	1,346,445
5,412	ARISTOCRAT LEISURE LTD.	111,219	116,174
2,792	ASX LTD.	61,614	162,021
19,807	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	188,757	244,296
195,700	AVENTUS GROUP	351,688	330,801
250,708	BEACH ENERGY LTD.	466,720	237,032
179,910	BGP HOLDINGS PLC(b)(c)	-	-
10,935	BHP GROUP LTD.	182,389	278,826
37,600	BLUESCOPE STEEL LTD.	301,071	342,024
17,400	BRAMBLES LTD.	64,294	130,734
49,542	CEDAR WOODS PROPERTIES LTD.	234,956	204,036
971	COCHLEAR LTD.	35,893	137,705
19,339	COLES GROUP LTD.	154,507	235,476
11,157	COMMONWEALTH BANK OF AUSTRALIA	235,177	508,320
43,827	CSL LTD.	3,060,527	9,009,243
14,184	DEXUS	62,970	90,316
97,180	FORTESCUE METALS GROUP LTD.	212,026	1,134,564
22,072	GOODMAN GROUP	76,819	283,615
35,107	GPT GROUP (THE)	96,585	98,067
191,776	HT&E LTD.	241,003	197,798
46,448	INSURANCE AUSTRALIA GROUP LTD.	119,637	145,716
10,015	LENDLEASE CORP. LTD.	61,130	79,121
7,819	MACQUARIE GROUP LTD.	175,414	669,635
25,670	MINERAL RESOURCES LTD.	246,214	457,999
573,700	MOUNT GIBSON IRON LTD.	260,031	297,912
278,133	NANOSONICS LTD.(b)	1,198,411	1,131,529
44,772	NATIONAL AUSTRALIA BANK LTD.	551,214	569,206
319,500	NEW HOPE CORP. LTD.	444,174	294,062
7,157	NEWCREST MINING LTD.	59,115	160,143
12,984	ORIGIN ENERGY LTD.	42,778	39,989
256,036	QANTAS AIRWAYS LTD.(b)	746,678	742,712
2,805	RAMSAY HEALTH CARE LTD.	60,296	132,760
169,500	REGIS RESOURCES LTD.	501,445	608,236
321,800	RURAL FUNDS GROUP	463,060	532,430
173,937	SANTOS LTD.	509,938	607,962
186,510	SCENTRE GROUP	296,462	293,893
22,739	SEEK LTD.	233,310	346,746
102,600	SMARTGROUP CORP. LTD.	452,529	420,347
39,820	SONIC HEALTHCARE LTD.	470,951	945,759
57,859	SOUTH32 LTD.	37,234	84,541
33,184	STOCKLAND	95,300	89,843
75,800	SUPER RETAIL GROUP LTD.	517,213	571,149
11,916	SYDNEY AIRPORT	40,965	50,014
30,856	TABCORP HOLDINGS LTD.	79,836	73,816
13,099	TRANSURBAN GROUP	36,728	132,382
12,261	TREASURY WINE ESTATES LTD.	49,081	78,511
1,320	WESFARMERS LTD.	31,901	41,997
38,203	WESTPAC BANKING CORP.	452,674	460,791
282,633	ZIP CO. LTD.(b)(d)	695,124	1,249,029
		16,915,222	27,956,445	3.85%
Austria:
15,700	BAWAG GROUP A.G.(b)(e)	600,064	566,950
1,821	ERSTE GROUP BANK A.G.(b)	28,050	38,164
93	IMMOFINANZ A.G.(b)	-	1,473
32,264	RAIFFEISEN BANK INTERNATIONAL A.G.(b)	563,262	494,411
313	STRABAG S.E. (BEARER)	5,505	9,633
57,900	TELEKOM AUSTRIA A.G.	422,512	409,346
631	UBM DEVELOPMENT A.G.	28,973	22,934
51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Austria (Cont'd):
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	$595,919	484,984
23,500	WIENERBERGER A.G.(b)	561,499	621,035
		2,805,784	2,648,930	0.36%
Belgium:
7,478	AGEAS S.A./N.V.	117,910	305,638
10,113	ANHEUSER-BUSCH INBEV S.A./N.V.	285,546	548,089
19,000	BPOST S.A.	195,697	167,408
42,740	GROUPE BRUXELLES LAMBERT S.A.	3,730,124	3,857,508
4,347	KBC GROUP N.V.	101,356	218,085
21,394	ONTEX GROUP N.V.(b)	501,601	279,680
9,969	TELENET GROUP HOLDING N.V.	411,318	387,345
1,080	UCB S.A.	30,239	122,826
1,502	UMICORE S.A.	44,422	62,604
66,839	UNIFIEDPOST GROUP S.A.(b)	1,565,637	1,723,255
		6,983,850	7,672,438	1.06%
Brazil:
129,000	CAMIL ALIMENTOS S.A.(b)	274,164	286,212
753,716	EMPREENDIMENTOS PAGUE MENOS S/A(b)	1,241,269	1,234,742
199,800	GRUPO SBF S.A.(b)	1,122,975	903,314
116,800	IOCHPE-MAXION S.A.	415,995	284,934
		3,054,403	2,709,202	0.37%
Canada:
2,027	AGNICO EAGLE MINES LTD.	57,973	161,499
12,428	ALIMENTATION COUCHE-TARD, INC., CLASS B	223,779	432,794
78,700	B2GOLD CORP.	426,606	512,432
785	BANK OF MONTREAL	34,168	45,890
2,936	BANK OF NOVA SCOTIA (THE)	67,574	121,978
40,918	BARRICK GOLD CORP.	384,639	1,149,287
27,148	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	174,133	898,307
11,000	BRP, INC. (SUB VOTING)	430,510	581,165
82,874	CAE, INC.	1,731,159	1,212,411
14,528	CANADIAN IMPERIAL BANK OF COMMERCE	674,491	1,085,931
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	1,703,360
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	1,096,925
22,029	CANADIAN PACIFIC RAILWAY LTD. (NEW YORK EXCHANGE)	2,964,365	6,706,288
5,809	CANADIAN TIRE CORP. LTD., CLASS A	625,049	585,110
10,300	CARGOJET, INC.	764,310	1,475,208
35,300	CASCADES, INC.	347,472	446,436
45,100	CENTERRA GOLD, INC.	366,388	524,651
6,978	CGI, INC.(b)	55,128	473,637
52,600	COMINAR REAL ESTATE INVESTMENT TRUST	432,533	289,951
167	CONSTELLATION SOFTWARE, INC.	49,226	185,572
98,400	CORUS ENTERTAINMENT, INC., CLASS B	312,084	213,568
29,100	DESCARTES SYSTEMS GROUP (THE), INC.(b)	1,133,860	1,657,643
6,582	DOLLARAMA, INC.	86,132	252,296
25,600	DOREL INDUSTRIES, INC., CLASS B(b)	175,448	228,209
110,655	ECN CAPITAL CORP.	366,000	420,498
4,440	ENBRIDGE, INC.	133,440	129,711
72,100	ENERPLUS CORP.	414,689	132,120
28,366	EQUINOX GOLD CORP.(b)	177,520	331,262
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	62,133
15,430	FIRSTSERVICE CORP.	1,564,619	2,036,243
1,025	FORTIS, INC.	32,011	41,907
2,389	FRANCO-NEVADA CORP.	109,265	333,837
6,104	GILDAN ACTIVEWEAR, INC.	33,435	120,288
208,410	HUSKY ENERGY, INC.	454,613	482,072
19,500	IA FINANCIAL CORP., INC.	882,358	678,777
129,646	IMPERIAL OIL LTD.	3,634,710	1,551,994
415	INTACT FINANCIAL CORP.	33,776	44,437
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	2,024
11,661	KINAXIS, INC.(b)	734,073	1,716,550
35,289	KINROSS GOLD CORP.(b)	70,483	311,401
2,064	LOBLAW COS. LTD.	70,779	108,087
16,429	LULULEMON ATHLETICA, INC.(b)	3,030,250	5,411,220
52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
9,753	MAGNA INTERNATIONAL, INC.	$71,192	446,285
3,590	MANULIFE FINANCIAL CORP.	39,610	49,932
3,000	METRO, INC.	54,328	143,945
19,328	NATIONAL BANK OF CANADA	618,005	960,049
18,700	NFI GROUP, INC.	423,076	232,565
6,762	NUTRIEN LTD.	114,296	265,138
6,564	OPEN TEXT CORP.	72,477	277,438
1,612	PARKLAND CORP.	43,114	42,626
4,522	PEMBINA PIPELINE CORP.	33,296	95,972
49,000	PIZZA PIZZA ROYALTY CORP.	343,236	307,273
27,894	RIOCAN REAL ESTATE INVESTMENT TRUST	313,497	294,536
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	160,188
9,320	ROGERS COMMUNICATIONS, INC., CLASS B	220,803	369,706
27,055	ROYAL BANK OF CANADA	908,895	1,899,570
13,700	SEVEN GENERATIONS ENERGY LTD., CLASS A(b)	93,128	36,937
1,375	SHOPIFY, INC., CLASS A(b)	371,506	1,406,123
5,229	SHOPIFY, INC., CLASS A (NEW YORK EXCHANGE)(b)	998,685	5,349,110
12,101	SUN LIFE FINANCIAL, INC.	245,097	493,110
99,863	SUNCOR ENERGY, INC.	2,451,017	1,219,460
3,667	TC ENERGY CORP.	103,969	153,945
31,989	TECK RESOURCES LTD., CLASS B	174,290	445,403
9,096	TELUS CORP.	59,716	160,054
10,700	TFI INTERNATIONAL, INC.	328,109	447,430
8,040	THOMSON REUTERS CORP.	206,603	641,606
30,009	TORONTO-DOMINION BANK (THE)	557,653	1,389,399
104	TRISURA GROUP LTD.(b)	490	6,619
16,800	WAJAX CORP.	206,860	150,141
26,600	WESTSHORE TERMINALS INVESTMENT CORP.	397,133	303,846
6,930	WHEATON PRECIOUS METALS CORP.	114,647	340,007
25,967	YAMANA GOLD, INC.	47,753	147,625
		33,382,450	54,191,147	7.46%
Chile:
1,115,900	AGUAS ANDINAS S.A., CLASS A	339,399	312,710
5,893,187	ENEL CHILE S.A.	532,931	413,615
		872,330	726,325	0.10%
China:
290,000	AGILE GROUP HOLDINGS LTD.	352,847	378,681
53,000	AIRTAC INTERNATIONAL GROUP	728,716	1,191,320
9,171	ALIBABA GROUP HOLDING LTD. ADR(b)(f)	1,794,965	2,696,091
291,500	ASIA CEMENT CHINA HOLDINGS CORP.	362,392	256,142
29,612	BAIDU, INC. ADR(b)(f)	3,578,387	3,748,583
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	94,802
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	449,060
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H(b)	329,834	307,353
21,000	SILERGY CORP.	674,111	1,236,275
95,155	TENCENT HOLDINGS LTD.	1,490,900	6,280,190
108,689	TRIP.COM GROUP LTD. ADR(b)(f)	3,085,007	3,384,575
412,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	352,186	297,170
		13,399,730	20,320,242	2.80%
Czech Republic:
88,400	MONETA MONEY BANK A.S.(e)	268,732	203,769
701	PHILIP MORRIS CR A.S.	402,293	416,115
		671,025	619,884	0.09%
Denmark:
5,605	ALK-ABELLO A/S(b)	1,511,731	1,851,886
44	AP MOLLER - MAERSK A/S, CLASS A	35,561	64,685
65	AP MOLLER - MAERSK A/S, CLASS B	52,319	103,183
1,537	CARLSBERG A.S., CLASS B	70,497	207,196
1,178	CHR HANSEN HOLDING A/S	71,480	130,936
1,500	COLOPLAST A/S, CLASS B	27,666	237,051
22,200	D/S NORDEN A/S	318,702	360,799
6,700	DANSKE BANK A/S(b)	54,825	90,847
4,348	DEMANT A/S(b)	81,241	136,605
69,611	DSV PANALPINA A/S	6,522,012	11,373,630
804	GENMAB A/S(b)	100,710	291,217
6,944	ISS A/S(b)	96,080	91,750
53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Denmark (Cont'd):
21,394	NOVO NORDISK A/S, CLASS B	$252,539	1,480,252
2,460	NOVOZYMES A/S, CLASS B	38,505	154,924
864	ORSTED A/S(e)	68,168	119,111
9,400	PANDORA A/S	311,027	677,551
26,987	ROYAL UNIBREW A/S	1,783,176	2,786,292
6,035	SIMCORP A/S	555,031	794,066
2,699	SOLAR A/S, CLASS B	116,641	127,726
3,250	TOPDANMARK A/S	33,362	157,129
3,362	VESTAS WIND SYSTEMS A/S	160,514	545,341
		12,261,787	21,782,177	3.00%
Egypt:
323,300	EASTERN CO. S.A.E.	244,707	247,115
		244,707	247,115	0.03%
Finland:
2,770	ELISA OYJ	86,574	163,294
5,584	KESKO OYJ, CLASS B	30,705	144,033
5,273	KONE OYJ, CLASS B	105,699	464,046
21,225	NESTE OYJ	67,704	1,119,090
3,741	NOKIAN RENKAAT OYJ	60,808	105,925
1,960	ORION OYJ, CLASS B	49,561	88,864
36,100	SANOMA OYJ	389,480	462,194
18,590	STORA ENSO OYJ (REGISTERED)	105,291	291,519
11,934	UPM-KYMMENE OYJ	99,929	363,652
1,849	VALMET OYJ	14,443	45,807
		1,010,194	3,248,424	0.45%
France:
2,327	AEROPORTS DE PARIS	211,828	232,860
22,200	AIR FRANCE-KLM(b)(d)	263,182	77,096
259	AIR LIQUIDE S.A.	42,023	41,147
11,027	AIRBUS S.E.(b)	366,293	802,479
4,707	ARKEMA S.A.	419,345	500,107
27,762	AXA S.A.	358,341	513,502
3,062	CAPGEMINI S.E.	111,713	394,007
19,252	CIE DE SAINT-GOBAIN(b)	430,348	812,818
5,399	CIE DES ALPES	143,643	106,978
3,383	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	179,029	363,798
12,397	CIE PLASTIC OMNIUM S.A.	365,091	327,907
37,390	COFACE S.A.(b)	449,179	261,712
7,706	COVIVIO	482,654	542,997
29,989	CREDIT AGRICOLE S.A.(b)	267,369	262,720
23,811	DANONE S.A.	1,370,006	1,541,588
1,736	EDENRED	25,484	78,158
417	EIFFAGE S.A.(b)	34,325	34,136
4,785	ENGIE S.A.(b)	49,329	64,068
15,893	ESSILORLUXOTTICA S.A.(b)	1,815,130	2,171,763
8,050	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)(b)	948,207	1,096,250
2,901	EURAZEO S.E.(b)	76,265	157,139
564	GECINA S.A.	51,331	74,524
9,197	GETLINK S.E.(b)	70,409	125,083
3,791	ILIAD S.A.	536,903	698,049
3,399	INFOTEL S.A.	145,404	147,052
6,762	IPSEN S.A.	538,954	709,962
9,500	KAUFMAN & BROAD S.A.	362,957	377,588
1,026	KERING S.A.	174,510	682,785
4,545	KLEPIERRE S.A.	71,744	63,865
4,848	LEGRAND S.A.	109,851	387,538
6,266	L'OREAL S.A.	661,338	2,039,408
16,073	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,533,629	7,526,609
14,296	MERSEN S.A.(b)	465,081	439,985
8,798	NEXITY S.A.	431,993	267,989
22,589	PERNOD RICARD S.A.	3,500,417	3,605,861
12,760	PEUGEOT S.A.(b)	76,914	231,887
23,074	RENAULT S.A.(b)	423,958	600,444
2,684	SAFRAN S.A.(b)	123,278	265,721
18,127	SANOFI	1,018,143	1,813,519
54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
278	SCHNEIDER ELECTRIC S.E.	$8,838	34,811
7,138	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	267,356	887,527
1,821	SCOR S.E.(b)	36,624	50,515
13,970	SOCIETE GENERALE S.A.(b)	192,352	185,379
3,699	SOCIETE POUR L'INFORMATIQUE INDUSTRIELLE	108,264	85,870
7,150	SODEXO S.A.(b)	647,363	511,532
24,489	SODEXO S.A. (EURONEXT PARIS EXCHANGE)	2,158,127	1,752,014
9,980	SOITEC(b)	824,319	1,440,399
51,800	TELEVISION FRANCAISE 1(b)	458,222	317,937
1,413	THALES S.A.	81,763	106,292
20,803	TOTAL S.E.	742,470	712,202
3,269	VALEO S.A.	58,895	100,609
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	291,856
10,500	VICAT S.A.	406,419	351,471
8,179	VINCI S.A.	345,228	685,839
95,834	VIVENDI S.A.	2,001,171	2,674,182
6,004	WENDEL S.E.	462,932	545,201
		28,649,716	41,174,735	5.67%
Georgia:
21,875	BANK OF GEORGIA GROUP PLC(b)	355,261	252,062
		355,261	252,062	0.04%
Germany:
3,994	ADIDAS A.G.(b)	192,837	1,292,912
9,283	ALLIANZ S.E. (REGISTERED)	904,298	1,780,816
166,833	ARCH CAPITAL GROUP LTD.(b)	3,025,026	4,879,865
38,556	AROUNDTOWN S.A.(b)	192,935	193,929
6,098	AURUBIS A.G.	286,000	415,678
13,539	BASF S.E.	453,717	825,120
9,925	BAYER A.G. (REGISTERED)	473,075	620,345
8,787	BAYERISCHE MOTOREN WERKE A.G.	501,991	638,641
2,206	BEIERSDORF A.G.	146,950	250,883
1,188	BRENNTAG A.G.	43,546	75,633
1,042	CONTINENTAL A.G.	57,443	112,982
1,858	DELIVERY HERO S.E.(b)(e)	87,405	213,746
4,594	DEUTSCHE BOERSE A.G.	283,235	806,858
15,996	DEUTSCHE EUROSHOP A.G.(b)	435,440	198,798
37,890	DEUTSCHE PFANDBRIEFBANK A.G.(b)(e)	469,871	251,218
18,572	DEUTSCHE POST A.G. (REGISTERED)	230,768	847,038
33,147	DEUTSCHE TELEKOM A.G. (REGISTERED)	373,793	555,355
9,111	DEUTSCHE WOHNEN S.E.	295,363	456,023
82,454	E.ON S.E.	724,674	911,435
35,540	ECKERT & ZIEGLER STRAHLEN- UND MEDIZINTECHNIK A.G.	1,304,333	1,818,430
40,921	EVOTEC S.E.(b)(d)	933,333	1,082,860
23,600	FREENET A.G.	557,311	477,858
56,759	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	4,335,734	4,792,722
5,544	FRESENIUS S.E. & CO. KGAA	99,810	252,397
17,795	HAMBURGER HAFEN UND LOGISTIK A.G.	443,620	312,122
2,246	HANNOVER RUECK S.E.	94,321	348,125
3,671	HEIDELBERGCEMENT A.G.	131,196	225,189
23,695	HELLA GMBH & CO. KGAA(b)	1,045,191	1,195,147
2,730	HOCHTIEF A.G.	118,140	212,692
3,375	HYPOPORT S.E.(b)	1,234,587	2,113,048
22,002	INFINEON TECHNOLOGIES A.G.	133,608	622,077
6,898	JOST WERKE A.G.(b)(e)	220,852	278,212
2,159	MERCK KGAA	96,589	315,276
3,139	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	392,853	797,158
19,095	PROSIEBENSAT.1 MEDIA S.E.(b)	286,490	250,857
7,700	PUBLITY A.G.(b)(d)	286,657	323,649
3,999	RHEINMETALL A.G.	520,402	359,899
4,035	RWE A.G.	88,431	151,292
17,103	SAP S.E.	683,559	2,662,158
13,327	SIEMENS A.G. (REGISTERED)	815,103	1,685,651
6,663	SIEMENS ENERGY A.G.(b)	171,156	179,690
3,600	SILTRONIC A.G.	264,192	323,399
55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
188,717	TELEFONICA DEUTSCHLAND HOLDING A.G.	$459,389	484,341
141,527	TUI A.G. - CDI(d)	548,893	534,892
4,171	UNIPER S.E.	46,925	134,776
404	VOLKSWAGEN A.G.	40,235	70,672
7,564	VONOVIA S.E.	341,426	519,512
1,141	ZALANDO S.E.(b)(e)	44,879	106,887
		24,917,582	37,958,263	5.22%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	97,364
		54,075	97,364	0.01%
Hong Kong:
813,200	AIA GROUP LTD.	5,326,832	7,964,062
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	121,083
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	465,951
52,544	CK ASSET HOLDINGS LTD.	147,485	255,939
24,544	CK HUTCHISON HOLDINGS LTD.	120,441	147,580
35,500	CLP HOLDINGS LTD.	245,345	329,804
722,000	FIRST PACIFIC CO. LTD.	288,855	195,637
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	120,657
2,228,000	GEMDALE PROPERTIES & INVESTMENT CORP. LTD.	413,300	376,601
15,300	HANG SENG BANK LTD.	175,457	225,254
27,331	HENDERSON LAND DEVELOPMENT CO. LTD.	52,934	100,683
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	550,866
40,500	LINK REIT	84,196	329,224
3,006	MELCO RESORTS & ENTERTAINMENT LTD. (ADR)(f)	56,366	50,050
30,500	MTR CORP. LTD.	88,703	150,531
20,520	PACIFIC CENTURY PREMIUM DEVELOPMENTS LTD.(b)	4,660	5,375
190,000	PCCW LTD.	77,805	113,264
392,000	PERFECT SHAPE MEDICAL LTD.	140,251	113,806
185,000	SHENZHEN INTERNATIONAL HOLDINGS LTD.	343,057	293,134
289,000	SITC INTERNATIONAL HOLDINGS CO. LTD.	303,932	399,004
8,000	SUN HUNG KAI PROPERTIES LTD.	65,036	101,986
47,000	SWIRE PACIFIC LTD., CLASS A	244,518	225,599
7,000	TECHTRONIC INDUSTRIES CO. LTD.	44,938	91,767
600,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	352,686	617,802
469,800	VALUETRONICS HOLDINGS LTD.	216,550	194,452
83,500	WH GROUP LTD.(e)	45,547	67,662
21,000	WHARF HOLDINGS (THE) LTD.	43,463	41,783
18,000	WHARF REAL ESTATE INVESTMENT CO. LTD.	88,257	73,161
418,000	XINYI GLASS HOLDINGS LTD.	481,711	840,309
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	311,883	207,870
		10,616,890	14,770,896	2.03%
India:
523,748	BHARTI INFRATEL LTD.	2,187,419	1,244,416
81,725	CREDITACCESS GRAMEEN LTD.(b)	952,330	822,844
687,800	FIRSTSOURCE SOLUTIONS LTD.	375,974	678,198
386,194	HCL TECHNOLOGIES LTD.	2,483,490	4,248,239
73,854	HDFC BANK LTD. ADR(b)(f)	2,388,893	3,689,746
114,700	HINDUSTAN PETROLEUM CORP. LTD.	431,628	280,842
578,685	INDIAN ENERGY EXCHANGE LTD.(e)	1,424,815	1,630,248
40,400	JUBILANT LIFE SCIENCES LTD.	314,717	400,249
42,000	MPHASIS LTD.	670,244	787,543
322,000	NMDC LTD.	521,633	358,966
1,107,100	SJVN LTD.	377,345	329,369
254,392	SYNGENE INTERNATIONAL LTD.(b)(e)	1,124,396	1,906,561
24,958	WNS HOLDINGS LTD. ADR(b)(f)	1,477,591	1,596,313
		14,730,475	17,973,534	2.47%
Indonesia:
4,097,000	ADARO ENERGY TBK PT	470,816	312,506
5,314,800	BANK BTPN SYARIAH TBK PT	1,314,458	1,171,542
2,022,800	MATAHARI DEPARTMENT STORE TBK PT(b)	317,587	133,222
		2,102,861	1,617,270	0.22%
Ireland:
27,587	ACCENTURE PLC, CLASS A	3,381,563	6,234,386
1,530	AERCAP HOLDINGS N.V.(b)	38,135	38,541
56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Ireland (Cont'd):
92,606	CRH PLC	$2,703,923	3,351,738
65,382	DALATA HOTEL GROUP PLC(b)	368,686	189,726
167,302	EXPERIAN PLC	3,058,939	6,303,642
904	FLUTTER ENTERTAINMENT PLC	76,633	143,828
13,695	ICON PLC(b)	955,941	2,616,977
11,485	JAMES HARDIE INDUSTRIES PLC - CDI	103,360	272,614
3,255	KERRY GROUP PLC, CLASS A	214,084	417,888
48,411	KEYWORDS STUDIOS PLC	819,001	1,359,285
17,539	RYANAIR HOLDINGS PLC(b)	235,787	236,070
1,812	SMURFIT KAPPA GROUP PLC	50,442	71,213
		12,006,494	21,235,908	2.92%
Isle of Man:
8,963	GVC HOLDINGS PLC(b)	96,395	112,647
		96,395	112,647	0.02%
Israel:
74,833	BANK HAPOALIM B.M.	372,182	399,756
1,532	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(b)	119,497	184,361
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	514,970
3,072	NICE LTD.(b)	169,095	693,995
		1,135,816	1,793,082	0.25%
Italy:
285,200	A2A S.P.A.	555,841	414,635
52,711	AMPLIFON S.P.A.(b)	1,265,536	1,888,021
18,874	ASSICURAZIONI GENERALI S.P.A.	228,503	266,099
34,463	ATLANTIA S.P.A.(b)	455,057	542,655
17,500	AVIO S.P.A.(b)	264,310	275,350
25,272	BANCA MEDIOLANUM S.P.A.	87,322	182,225
11,397	EL.EN. S.P.A.(b)	291,927	289,964
84,847	ENEL S.P.A.	298,823	737,934
4,500	ENI S.P.A.	39,200	35,286
18,516	FERRARI N.V.	2,409,274	3,400,728
1,022	FERRARI N.V. (NEW YORK EXCHANGE)	7,571	188,140
44,854	INTERPUMP GROUP S.P.A.	794,570	1,668,125
26,311	INTESA SANPAOLO S.P.A.(b)	41,384	49,450
173,553	IREN S.P.A.	474,559	446,440
28,600	LA DORIA S.P.A.	361,264	374,889
12,059	LEONARDO S.P.A.	61,595	70,693
70,149	SNAM S.P.A.	252,658	360,979
49,687	SOCIETA CATTOLICA DI ASSICURAZIONI S.C.(b)	431,868	265,063
178,235	TENARIS S.A.	1,693,601	890,428
24,707	TENARIS S.A. ADR(f)	546,314	243,364
39,609	TERNA RETE ELETTRICA NAZIONALE S.P.A.	160,166	277,430
29,771	UNICREDIT S.P.A.(b)	261,654	245,906
71,681	UNIPOL GRUPPO S.P.A.(b)	376,844	313,478
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	153,826	248,538
		11,513,667	13,675,820	1.88%
Japan:
1,500	ABC-MART, INC.	56,540	77,798
30,600	ADEKA CORP.	390,224	438,407
4,700	AEON CO. LTD.	52,433	125,939
600	AEON REIT INVESTMENT CORP.	728,822	688,949
2,300	AISIN SEIKI CO. LTD.	37,584	73,057
15,000	AJINOMOTO CO., INC.	116,767	307,069
2,500	ALFRESA HOLDINGS CORP.	24,420	54,473
15,600	ARCS CO. LTD.	325,913	398,487
11,900	AS ONE CORP.	1,284,683	1,702,660
5,500	ASAHI GROUP HOLDINGS LTD.	83,346	190,660
32,500	ASAHI KASEI CORP.	157,083	281,873
22,100	ASAHI YUKIZAI CORP.	276,792	284,147
9,300	ASANUMA CORP.	324,412	361,983
37,000	ASTELLAS PHARMA, INC.	236,149	549,746
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	109,359
16,500	BAYCURRENT CONSULTING, INC.	1,502,068	2,284,170
13,800	BRIDGESTONE CORP.	205,726	434,026
32,100	BROTHER INDUSTRIES LTD.	541,898	507,074
48,400	BUNKA SHUTTER CO. LTD.	363,296	382,280
57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
2,700	CENTRAL JAPAN RAILWAY CO.	$229,516	386,318
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	603,541
21,900	CMIC HOLDINGS CO. LTD.	316,498	280,330
28,400	CREDIT SAISON CO. LTD.	361,395	299,443
29,100	DAIICHI SANKYO CO. LTD.	150,922	890,949
4,600	DAIKIN INDUSTRIES LTD.	136,302	841,796
19,000	DAITRON CO. LTD.	328,045	275,276
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	255,772
17,500	DAIWA SECURITIES GROUP, INC.	60,410	73,126
5,600	DAIWABO HOLDINGS CO. LTD.	223,879	359,475
8,200	DENSO CORP.	185,234	357,421
3,300	DENTSU GROUP, INC.	56,753	96,843
3,600	EAST JAPAN RAILWAY CO.	188,040	221,192
19,700	EBARA CORP.	478,039	531,049
17,800	ECO'S CO. LTD.	285,796	382,110
57,500	EGUARANTEE, INC.	1,459,265	1,305,765
3,400	EISAI CO. LTD.	112,861	308,971
4,600	ELECTRIC POWER DEVELOPMENT CO. LTD.	72,574	70,789
28,300	ELEMATEC CORP.	262,160	265,920
185,600	ENEOS HOLDINGS, INC.	691,234	659,935
20,400	EXEDY CORP.	319,517	264,224
2,600	FANUC CORP.	182,941	496,013
1,300	FAST RETAILING CO. LTD.	188,734	811,814
50,120	FEED ONE CO. LTD.	432,664	441,963
54,400	FERROTEC HOLDINGS CORP.(d)	435,460	463,714
34,200	FJ NEXT CO. LTD.	337,056	290,229
25,000	FREEE K.K.(b)	480,166	1,884,511
31,700	FUJI CORP.	564,353	624,291
4,700	FUJI ELECTRIC CO. LTD.	61,631	147,509
10,400	FUJIBO HOLDINGS, INC.	287,084	360,916
8,700	FUJIFILM HOLDINGS CORP.	163,215	427,720
2,300	FUJITSU LTD.	106,202	312,729
41,400	FUKUOKA FINANCIAL GROUP, INC.	523,630	692,453
35,800	FURUNO ELECTRIC CO. LTD.	322,070	338,431
400	GMO PAYMENT GATEWAY, INC.	36,072	42,630
119,800	HACHIJUNI BANK (THE) LTD.	476,117	469,136
3,000	HAMAMATSU PHOTONICS K.K.	52,686	150,476
2,200	HANKYU HANSHIN HOLDINGS, INC.	51,221	70,507
55,300	HASEKO CORP.	721,604	723,596
29,100	HENNGE K.K.(b)(d)	744,932	1,862,466
341	HIROSE ELECTRIC CO. LTD.	29,327	43,747
19,000	HITACHI LTD.	295,895	638,288
7,000	HITACHI METALS LTD.	55,542	107,192
5,300	HOYA CORP.	112,594	596,008
5,700	HULIC CO. LTD.	48,487	53,182
26,100	INNOTECH CORP.	231,054	260,344
7,600	INPEX CORP.	42,824	40,607
13,800	INTAGE HOLDINGS, INC.	121,039	130,064
1,300	INVINCIBLE INVESTMENT CORP.	761,926	384,583
18,400	ITOCHU CORP.	196,261	468,440
63,100	IWAKI & CO. LTD.	295,237	303,340
21,900	JACCS CO. LTD.	467,646	353,008
30,400	JAPAN AVIATION ELECTRONICS INDUSTRY LTD.	458,316	415,653
49,300	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	1,122,150	1,708,543
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	195,003
105,400	JAPAN MATERIAL CO. LTD.	1,339,600	1,466,096
4,500	KAJIMA CORP.	25,084	53,847
57,300	KANDENKO CO. LTD.	547,713	467,245
12,300	KANEKA CORP.	387,968	343,465
2,000	KANSAI PAINT CO. LTD.	10,449	49,457
10,000	KAO CORP.	208,279	747,831
29,762	KDDI CORP.	238,488	749,518
1,200	KEIO CORP.	36,571	73,958
2,400	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	67,564
15,424	KEYENCE CORP.	1,762,769	7,163,206
6,000	KIKKOMAN CORP.	52,867	331,105
1,200	KINTETSU GROUP HOLDINGS CO. LTD.	35,697	51,031
58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
9,900	KIRIN HOLDINGS CO. LTD.	$101,976	185,252
10,000	KIRINDO HOLDINGS CO. LTD.	194,672	331,864
67,600	KITZ CORP.	466,295	383,301
34,900	KOBE BUSSAN CO. LTD.	1,392,771	1,912,691
2,300	KONAMI HOLDINGS CORP.	50,313	99,009
21,800	KUBOTA CORP.	139,630	388,086
6,900	KUREHA CORP.	316,117	297,682
4,000	KYOCERA CORP.	133,049	227,450
49,000	KYOSAN ELECTRIC MANUFACTURING CO. LTD.	177,172	224,406
5,000	KYOWA KIRIN CO. LTD.	54,616	141,564
38,000	LASERTEC CORP.	1,395,058	3,102,261
13,100	LINTEC CORP.	259,789	303,574
5,100	M3, INC.	59,204	314,322
1,900	MAKITA CORP.	46,157	90,438
7,100	MARUI GROUP CO. LTD.	41,710	135,382
14,600	MATSUMOTOKIYOSHI HOLDINGS CO. LTD.	542,531	531,589
16,000	MAZDA MOTOR CORP.	87,861	92,694
19,300	MEDIA DO CO. LTD.	1,096,323	1,392,623
2,400	MEIJI HOLDINGS CO. LTD.	38,749	182,961
12,800	MELCO HOLDINGS, INC.	351,215	289,825
6,200	MERCARI, INC.(b)	176,315	285,118
8,700	MINEBEA MITSUMI, INC.	84,406	164,159
597	MIRAI CORP.	328,940	225,294
24,900	MITSUBISHI CHEMICAL HOLDINGS CORP.	102,543	143,004
17,500	MITSUBISHI CORP.	230,376	416,904
40,000	MITSUBISHI ELECTRIC CORP.	322,860	539,136
15,000	MITSUBISHI ESTATE CO. LTD.	173,227	225,715
9,200	MITSUBISHI GAS CHEMICAL CO., INC.	84,078	169,755
26,600	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	82,462	122,325
20,800	MITSUBOSHI BELTING LTD.	335,754	336,658
14,000	MITSUI & CO. LTD.	128,045	239,340
7,400	MITSUI CHEMICALS, INC.	87,469	177,940
3,800	MONOTARO CO. LTD.	113,793	188,081
6,080	MS&AD INSURANCE GROUP HOLDINGS, INC.	125,874	162,802
37,400	MUGEN ESTATE CO. LTD.	216,786	171,281
11,000	MURATA MANUFACTURING CO. LTD.	171,994	706,424
20,200	NANTO BANK (THE) LTD.	470,557	372,531
3,800	NGK SPARK PLUG CO. LTD.	38,830	65,937
2,900	NH FOODS LTD.	69,814	128,962
16,700	NICHIAS CORP.	297,341	393,016
7,800	NIDEC CORP.	129,234	725,160
27,200	NIHON M&A CENTER, INC.	752,189	1,542,275
2,600	NINTENDO CO. LTD.	285,625	1,470,782
22	NIPPON BUILDING FUND, INC.	90,970	124,326
1,700	NIPPON EXPRESS CO. LTD.	60,747	98,971
26	NIPPON PROLOGIS REIT, INC.	54,492	87,640
30,400	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	619,732
3,100	NIPPON YUSEN K.K.	39,009	53,408
60,900	NISHI-NIPPON FINANCIAL HOLDINGS, INC.	426,037	422,688
5,300	NISSAN CHEMICAL CORP.	61,593	281,420
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	58,009
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	112,644
2,800	NITORI HOLDINGS CO. LTD.	102,246	580,098
3,200	NITTO DENKO CORP.	77,639	207,538
3,500	NITTO FUJI FLOUR MILLING CO. LTD.	211,323	215,380
144,800	NOMURA HOLDINGS, INC.	534,256	657,102
32,900	NOMURA REAL ESTATE HOLDINGS, INC.	674,503	622,032
10,301	NOMURA RESEARCH INSTITUTE LTD.	53,983	302,296
8,300	NTT DATA CORP.	48,334	105,614
23,700	NTT DOCOMO, INC.	361,213	873,034
13,300	OBAYASHI CORP.	58,485	120,433
35,800	OKI ELECTRIC INDUSTRY CO. LTD.	358,218	383,578
33,200	OLYMPUS CORP.	211,415	686,886
1,100	OMRON CORP.	31,828	85,317
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	156,640
4,800	ORIENTAL LAND CO. LTD.	113,097	670,858
5,500	OTSUKA HOLDINGS CO. LTD.	158,190	231,963
59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
21,600	PANASONIC CORP.	$133,086	182,033
4,100	PERSOL HOLDINGS CO. LTD.	37,131	66,205
92,400	RAKUS CO. LTD.	669,461	1,650,610
8,400	RAKUTEN, INC.	40,327	90,161
2,400	RECRUIT HOLDINGS CO. LTD.	31,274	94,667
184,100	RESONA HOLDINGS, INC.	558,258	624,228
1,200	RINNAI CORP.	52,047	116,626
16,700	RION CO. LTD.	361,264	380,506
1,200	ROHM CO. LTD.	45,377	92,163
34,600	SANKI ENGINEERING CO. LTD.	423,298	377,938
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	264,894
13,620	SBI HOLDINGS, INC.	110,355	350,363
3,400	SECOM CO. LTD.	133,812	309,680
7,100	SEGA SAMMY HOLDINGS, INC.	66,480	86,036
49,400	SEIKITOKYU KOGYO CO. LTD.	333,527	374,721
12,800	SEKISUI CHEMICAL CO. LTD.	65,116	203,533
6,600	SEKISUI HOUSE LTD.	53,502	116,242
57,500	SEVEN & I HOLDINGS CO. LTD.	1,880,751	1,771,915
4,000	SHIMADZU CORP.	25,419	120,988
1,500	SHIMANO, INC.	58,204	294,695
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	1,193,780
36,500	SHINOKEN GROUP CO. LTD.	314,113	339,165
11,600	SHINSEI BANK LTD.	149,876	142,326
4,000	SHIONOGI & CO. LTD.	67,679	213,493
5,800	SHISEIDO CO. LTD.	87,058	331,892
28,700	SHOWA CORP.(b)	405,945	623,718
20,200	SK-ELECTRONICS CO. LTD.(d)	355,639	206,855
1,100	SMC CORP.	183,450	609,738
37,200	SOFTBANK GROUP CORP.	425,837	2,281,769
5,700	SOMPO HOLDINGS, INC.	114,918	196,134
23,400	SONY CORP.	534,651	1,782,096
3,300	STANLEY ELECTRIC CO. LTD.	41,403	94,339
5,700	SUBARU CORP.	26,572	109,822
7,800	SUMITOMO CORP.	67,035	93,076
5,600	SUMITOMO ELECTRIC INDUSTRIES LTD.	44,717	62,603
17,100	SUMITOMO HEAVY INDUSTRIES LTD.	494,606	395,944
5,800	SUZUKI MOTOR CORP.	104,611	246,541
2,600	SYSMEX CORP.	51,707	247,267
13,700	T RAD CO. LTD.	264,171	170,560
72,200	T&D HOLDINGS, INC.	714,836	706,494
2,200	TAISEI CORP.	19,821	74,053
109,800	TAKARA LEBEN CO. LTD.	430,207	323,783
74,100	TATSUTA ELECTRIC WIRE AND CABLE CO. LTD.	327,189	429,993
1,200	TDK CORP.	61,120	129,825
11,600	TERUMO CORP.	117,165	459,754
2,000	THK CO. LTD.	29,290	49,855
1,500	TOHO CO. LTD.	25,533	61,656
3,600	TOHO GAS CO. LTD.	88,559	178,182
4,100	TOHOKU ELECTRIC POWER CO., INC.	31,947	41,052
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	628,076
167,600	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(b)	496,936	459,265
3,300	TOKYO ELECTRON LTD.	135,391	855,156
6,000	TOKYO GAS CO. LTD.	103,615	136,880
11,200	TOKYO SEIMITSU CO. LTD.	346,916	353,634
51,200	TOKYO STEEL MANUFACTURING CO. LTD.	317,332	347,110
12,500	TOKYU CORP.	103,448	161,547
20,000	TOKYU FUDOSAN HOLDINGS CORP.	69,576	85,526
3,000	TOTO LTD.	30,029	137,249
75,200	TOYO CONSTRUCTION CO. LTD.	312,593	292,343
3,000	TOYO SUISAN KAISHA LTD.	74,690	158,157
4,000	TOYOTA INDUSTRIES CORP.	101,266	251,837
46,662	TOYOTA MOTOR CORP.	1,594,403	3,066,998
1,700	TOYOTA TSUSHO CORP.	14,142	47,422
900	TREND MICRO, INC.	26,540	54,701
19,200	UBE INDUSTRIES LTD.	387,205	322,412
7,700	UNICHARM CORP.	67,055	344,023
5,500	USS CO. LTD.	64,763	97,990
60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
7,200	V TECHNOLOGY CO. LTD.(d)	$262,608	301,408
3,000	WELCIA HOLDINGS CO. LTD.	54,205	131,560
4,100	WEST JAPAN RAILWAY CO.	134,756	201,803
1,300	YAKULT HONSHA CO. LTD.	22,252	72,109
16,300	YAMADA HOLDINGS CO. LTD.	56,674	80,986
46,400	YAMAGUCHI FINANCIAL GROUP, INC.	326,523	300,490
4,600	YAMAHA MOTOR CO. LTD.	46,377	66,384
4,000	YAMAZAKI BAKING CO. LTD.	44,679	69,748
5,000	YASKAWA ELECTRIC CORP.	48,019	194,140
3,100	YOKOGAWA ELECTRIC CORP.	39,797	48,940
10,100	YUASA TRADING CO. LTD.	293,394	313,156
25,500	Z HOLDINGS CORP.	64,236	169,009
		61,105,123	102,327,039	14.08%
Jersey:
217,400	XLMEDIA PLC	170,743	62,416
		170,743	62,416	0.01%
Macau:
18,400	SANDS CHINA LTD.	30,745	70,869
		30,745	70,869	0.01%
Malaysia:
274,300	RHB BANK BHD.	377,864	301,661
		377,864	301,661	0.04%
Mexico:
201,200	BANCO DEL BAJIO S.A.(b)(e)	360,811	150,685
76,900	QUALITAS CONTROLADORA S.A.B. DE C.V.	281,555	290,016
322,800	REGIONAL S.A.B. DE C.V.(b)	1,237,503	766,288
		1,879,869	1,206,989	0.17%
Netherlands:
14,796	ABN AMRO BANK N.V. - C.V.A.(b)(e)	146,576	124,070
1,950	ADYEN N.V.(b)(e)	3,470,797	3,595,172
266,723	AEGON N.V.	664,548	694,237
2,925	AKZO NOBEL N.V.	135,104	296,370
9,048	ALTICE EUROPE N.V.(b)	43,578	43,409
7,173	ASML HOLDING N.V.	106,863	2,646,622
14,388	ASML HOLDING N.V. (REGISTERED)	2,834,935	5,313,057
14,000	ASR NEDERLAND N.V.	434,452	471,090
3,610	EXOR N.V.	90,616	196,729
51,500	FORFARMERS N.V.	322,452	315,190
980	HEINEKEN HOLDING N.V.	24,979	76,351
3,662	HEINEKEN N.V.	128,663	325,792
13,823	IMCD N.V.	1,051,880	1,646,609
582,369	ING GROEP N.V.(b)	5,696,148	4,135,711
19,595	INTERTRUST N.V.(e)	321,331	334,044
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	522,695
3,368	KONINKLIJKE DSM N.V.	132,647	555,203
54,610	KONINKLIJKE KPN N.V.	115,548	128,503
20,502	KONINKLIJKE PHILIPS N.V.(b)	343,630	966,310
17,389	NXP SEMICONDUCTORS N.V.(d)	1,465,608	2,170,321
8,117	QIAGEN N.V.(b)	119,394	421,593
3,238	RANDSTAD N.V.(b)	99,928	169,053
97,281	ROYAL DUTCH SHELL PLC, CLASS A	1,347,119	1,209,950
93,363	ROYAL DUTCH SHELL PLC, CLASS B	1,453,670	1,132,668
23,800	SIGNIFY N.V.(b)(e)	640,632	881,218
6,193	WOLTERS KLUWER N.V.	101,075	528,890
		21,495,554	28,900,857	3.98%
New Zealand:
15,712	AUCKLAND INTERNATIONAL AIRPORT LTD.	47,473	75,722
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	112,093
		163,352	187,815	0.03%
Norway:
2,949	AKER BP ASA	36,352	46,128
25,540	BAKKAFROST P/F(b)	1,776,703	1,646,991
9,200	DNB ASA(b)	37,422	127,533
155,600	KITRON ASA(b)	178,558	304,944
23,955	NORSK HYDRO ASA(b)	48,328	66,106
61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Norway (Cont'd):
10,286	ORKLA ASA	$69,398	104,079
228,209	PEXIP HOLDING ASA(b)	1,881,258	2,039,262
57,040	STOREBRAND ASA(b)	364,067	299,280
2,793	YARA INTERNATIONAL ASA	67,399	107,648
		4,459,485	4,741,971	0.65%
Philippines:
9,000	GLOBE TELECOM, INC.	319,161	386,139
		319,161	386,139	0.05%
Poland:
37,500	CYFROWY POLSAT S.A.(b)	259,610	262,133
		259,610	262,133	0.04%
Portugal:
85,477	ALTRI SGPS S.A.	583,770	375,415
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	101,157
9,417	JERONIMO MARTINS SGPS S.A.	105,676	151,317
123,300	NAVIGATOR (THE) CO. S.A.(b)	307,999	307,052
		1,045,974	934,941	0.13%
Russia:
56,840	HEADHUNTER GROUP PLC ADR(f)	1,196,958	1,391,443
126,800	HIGHLAND GOLD MINING LTD.	364,876	489,868
257,400	RUSHYDRO PJSC ADR(b)(d)(f)	218,665	235,778
		1,780,499	2,117,089	0.29%
Singapore:
302,700	AEM HOLDINGS LTD.	265,969	853,738
529,900	ASCOTT RESIDENCE TRUST	504,028	345,490
19,500	CAPITALAND LTD.	25,645	38,713
33,500	CAPITALAND MALL TRUST	31,763	47,365
7,200	CITY DEVELOPMENTS LTD.	27,082	40,139
28,200	DBS GROUP HOLDINGS LTD.	158,529	411,312
503,500	FRENCKEN GROUP LTD.	337,379	363,318
3,000	JARDINE CYCLE & CARRIAGE LTD.	41,532	39,537
21,000	KEPPEL CORP. LTD.	53,869	68,459
7,840	KEPPEL REIT	3,183	6,145
6,000	OVERSEA-CHINESE BANKING CORP. LTD.	32,488	37,010
13,000	SINGAPORE EXCHANGE LTD.	40,226	87,140
4,600	UNITED OVERSEAS BANK LTD.	26,071	64,128
15,000	UOL GROUP LTD.	49,917	73,074
48,200	VENTURE CORP. LTD.	558,851	679,366
43,600	WILMAR INTERNATIONAL LTD.	88,595	140,537
		2,245,127	3,295,471	0.45%
South Africa:
92,000	ADCOCK INGRAM HOLDINGS LTD.	249,383	213,001
33,591	AFRICAN RAINBOW MINERALS LTD.	339,096	388,051
42,500	BARLOWORLD LTD.	289,872	155,943
79,610	INVESTEC PLC	490,976	146,691
117,469	METAIR INVESTMENTS LTD.(b)	184,301	125,534
68,600	OCEANA GROUP LTD.	268,470	253,922
83,378	TELKOM S.A. SOC LTD.	425,342	130,568
		2,247,440	1,413,710	0.19%
South Korea:
4,300	DAELIM INDUSTRIAL CO. LTD.	351,532	284,583
15,700	DAESANG CORP.	366,086	349,038
21,500	DAEWON PHARMACEUTICAL CO. LTD.	277,342	373,194
20,489	DB HITEK CO. LTD.	270,468	656,979
15,169	DOUZONE BIZON CO. LTD.	825,545	1,355,417
9,900	GS HOLDINGS CORP.	371,567	262,420
3,500	HYUNDAI GLOVIS CO. LTD.	391,747	430,953
46,124	HYUNDAI GREENFOOD CO. LTD.	465,431	292,638
23,300	JW LIFE SCIENCE CORP.	391,190	378,538
18,600	KC TECH CO. LTD.	295,116	362,617
18,400	KT CORP.	365,565	361,077
30,770	LG UPLUS CORP.	348,896	302,569
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	432,310
4,775	MAEIL DAIRIES CO. LTD.	380,764	276,007
21,625	NAVER CORP.	2,693,468	5,482,525
62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont'd):
12,900	SAMJIN PHARMACEUTICAL CO. LTD.	$284,383	318,226
140,511	SAMSUNG ELECTRONICS CO. LTD.	4,227,389	6,992,510
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	372,878
28,400	UNITEST, INC.	315,214	615,596
10,200	VIEWORKS CO. LTD.	234,573	262,522
		13,694,724	20,162,597	2.77%
Spain:
1,260	ACCIONA S.A.	78,312	137,092
2,420	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	53,419	54,945
583	AENA S.M.E. S.A.(b)(e)	50,200	81,546
48,246	AMADEUS IT GROUP S.A.	3,571,077	2,691,977
256,570	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	764,978	713,535
284,591	BANCO DE SABADELL S.A.	262,572	99,166
369,329	BANCO SANTANDER S.A.	691,255	692,659
883,391	BANKIA S.A.	2,445,988	1,285,861
23,111	CAIXABANK S.A.	39,733	49,126
24,100	CIA DE DISTRIBUCION INTEGRAL LOGISTA HOLDINGS S.A.	458,757	412,538
2,531	ENAGAS S.A.	38,143	58,444
61,100	FAES FARMA S.A.	274,848	246,430
5,329	FERROVIAL S.A.	88,868	129,646
15,282	GRIFOLS S.A.	273,864	440,589
62,004	IBERDROLA S.A.	341,951	764,041
2,120	INDUSTRIA DE DISENO TEXTIL S.A.	14,078	59,157
87,000	MEDIASET ESPANA COMUNICACION S.A.(b)	475,447	323,350
13,196	MIQUEL Y COSTAS & MIQUEL S.A.	241,236	190,920
16,093	NATURGY ENERGY GROUP S.A.	256,441	323,024
128,100	PROSEGUR CIA DE SEGURIDAD S.A.	305,625	306,389
33,279	RED ELECTRICA CORP. S.A.	472,607	624,873
20,840	REPSOL S.A.	149,937	139,811
2,773	SIEMENS GAMESA RENEWABLE ENERGY S.A.	40,458	75,070
		11,389,794	9,900,189	1.36%
Sweden:
22,200	ASSA ABLOY AB, CLASS B	89,466	520,801
100,888	ATLAS COPCO AB, CLASS A	2,771,136	4,830,449
3,980	ATLAS COPCO AB, CLASS B	22,691	166,740
95,794	AVANZA BANK HOLDING AB	813,077	1,880,401
41,106	BEIJER REF AB	950,509	1,359,513
73,099	BIOTAGE AB(b)	803,942	1,447,149
32,900	BOLIDEN AB	800,179	979,743
7,501	ELECTROLUX AB, CLASS B	79,015	175,384
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B(b)	16,773	30,152
10,554	EPIROC AB, CLASS A	27,811	153,375
4,533	EPIROC AB, CLASS B	12,252	63,117
8,600	ESSITY AB, CLASS B(b)	62,137	290,769
3,651	HEXAGON AB, CLASS B(b)	56,077	276,316
80,300	HUMANA AB(b)	413,356	517,350
38,321	HUSQVARNA AB, CLASS B	174,072	422,411
8,270	INDUSTRIVARDEN AB, CLASS C(b)	85,948	220,605
33,009	INDUTRADE AB(b)	997,352	1,772,107
11,210	INVESTOR AB, CLASS B	160,645	734,745
56,909	INWIDO AB(b)	320,042	580,156
74,302	KAMBI GROUP PLC(b)	1,764,951	2,430,868
55,400	KINDRED GROUP PLC	287,801	402,950
3,000	KINNEVIK AB, CLASS A	51,225	122,149
7,801	KNOW IT AB(b)	144,666	198,164
29,428	LUNDIN ENERGY AB	485,724	586,533
44,500	MEKONOMEN AB(b)	323,086	463,342
77,913	NOBIA AB(b)	452,973	522,851
46,408	NOBINA AB(b)(e)	300,038	305,730
77,000	RESURS HOLDING AB(e)	449,843	399,279
14,651	SANDVIK AB(b)	121,756	287,757
29,115	SECTRA AB, CLASS B(b)	1,225,853	1,931,063
14,236	SECURITAS AB, CLASS B(b)	116,133	218,169
63,171	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A(b)	322,937	561,749
2,634	SKANSKA AB, CLASS B(b)	22,223	55,822
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B(b)	15,915	118,161
11,864	SVENSKA HANDELSBANKEN AB, CLASS A(b)	54,195	99,778
63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont'd):
40,373	SWEDBANK AB, CLASS A(b)	$450,231	634,456
59,340	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	307,816	651,187
35,506	TETHYS OIL AB	259,465	170,872
29,300	TRELLEBORG AB, CLASS B(b)	420,080	521,003
67,845	VITEC SOFTWARE GROUP AB, CLASS B	1,167,900	2,246,134
26,685	VOLVO AB, CLASS B(b)	185,306	515,623
		17,586,597	29,864,923	4.11%
Switzerland:
300,667	ABB LTD. (REGISTERED)	5,669,890	7,655,004
2,686	ADECCO GROUP A.G. (REGISTERED)	82,183	141,962
81,091	ALCON, INC.(b)	4,415,996	4,604,592
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	71,204
1,098	BUCHER INDUSTRIES A.G. (REGISTERED)	236,188	418,910
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	287,009
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	267,087
63,396	CIE FINANCIERE RICHEMONT S.A., CLASS A (REGISTERED)	4,352,467	4,246,820
4,900	DKSH HOLDING A.G.	291,993	341,811
5,142	DUFRY A.G. (REGISTERED)(b)	334,095	159,109
990	GEBERIT A.G. (REGISTERED)	85,632	586,659
140	GIVAUDAN S.A. (REGISTERED)	76,496	603,442
6,000	HELVETIA HOLDING A.G. (REGISTERED)	567,039	510,070
1,807	IDORSIA LTD.(b)	18,603	48,537
18,059	JULIUS BAER GROUP LTD.	558,057	769,966
68,901	LAFARGEHOLCIM LTD. (REGISTERED)(b)	3,468,216	3,141,147
3,700	LANDIS+GYR GROUP A.G.(b)	249,447	202,665
9,077	LONZA GROUP A.G. (REGISTERED)	4,860,021	5,603,585
96,394	NESTLE S.A. (REGISTERED)	4,403,234	11,443,157
73,899	NOVARTIS A.G. (REGISTERED)	4,117,483	6,411,453
11,952	ROCHE HOLDING A.G.	1,552,784	4,089,542
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	377,093
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	160,256
120	SGS S.A. (REGISTERED)	129,434	321,676
24,066	SIKA A.G. (REGISTERED)	2,986,554	5,912,964
1,308	SONOVA HOLDING A.G. (REGISTERED)(b)	84,414	331,740
32,211	STMICROELECTRONICS N.V.	517,002	991,730
635	SULZER A.G. (REGISTERED)	30,609	51,052
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	281,131
194	SWISSCOM A.G. (REGISTERED)	49,414	102,913
3,809	TECAN GROUP A.G. (REGISTERED)	742,603	1,898,193
433,977	UBS GROUP A.G. (REGISTERED)	6,181,859	4,853,117
7,700	VALIANT HOLDING A.G. (REGISTERED)	734,240	648,738
7,331	VAT GROUP A.G.(e)	989,996	1,401,649
5,000	VETROPACK HOLDING A.G. (REGISTERED)(b)	256,087	307,258
6,700	VONTOBEL HOLDING A.G. (REGISTERED)	477,708	440,459
32,506	WIZZ AIR HOLDINGS PLC(b)(e)	1,249,494	1,306,140
7,800	ZEHNDER GROUP A.G. (REGISTERED)	303,280	377,699
13,115	ZUR ROSE GROUP A.G.(b)	3,157,381	3,132,620
4,209	ZURICH INSURANCE GROUP A.G.	808,513	1,465,530
		54,467,355	75,965,689	10.45%
Taiwan:
305,000	ASIA CEMENT CORP.	434,632	437,038
50,000	BIOTEQUE CORP.	216,137	237,380
125,000	CHC HEALTHCARE GROUP	178,135	164,655
146,000	CHIPBOND TECHNOLOGY CORP.	286,157	319,605
419,000	CHIPMOS TECHNOLOGIES, INC.	449,603	413,039
179,000	ESON PRECISION IND CO. LTD.	236,267	207,356
38,000	GLOBALWAFERS CO. LTD.	372,583	503,833
145,000	JARLLYTEC CO. LTD.	327,630	333,938
241,000	MIRLE AUTOMATION CORP.	311,936	342,003
90,000	RADIANT OPTO-ELECTRONICS CORP.	361,908	343,381
62,000	SCI PHARMTECH, INC.	252,185	257,959
1,260,000	SINOPAC FINANCIAL HOLDINGS CO. LTD.	492,562	472,032
225,000	TAIWAN HON CHUAN ENTERPRISE CO. LTD.	422,583	426,507
64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Taiwan (Cont'd):
93,337	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(f)	$1,926,910	7,566,831
82,000	TOPCO SCIENTIFIC CO. LTD.	252,353	322,768
151,000	UNIVERSAL VISION BIOTECHNOLOGY CO. LTD.	1,302,178	1,371,210
644,000	WISTRON CORP.	522,109	662,634
90,000	ZHEN DING TECHNOLOGY HOLDING LTD.	335,681	391,548
		8,681,549	14,773,717	2.03%
Thailand:
432,100	PRUKSA HOLDING PCL (REGISTERED)	233,658	147,272
301,200	THAI VEGETABLE OIL PCL (REGISTERED)	265,122	311,299
		498,780	458,571	0.06%
Turkey:
53,800	COCA-COLA ICECEK A.S.	315,265	312,096
186,400	TURKCELL ILETISIM HIZMETLERI A.S.	453,929	366,875
		769,194	678,971	0.09%
United Arab Emirates:
250,852	NETWORK INTERNATIONAL HOLDINGS PLC(b)(e)	1,721,418	884,313
		1,721,418	884,313	0.12%
United Kingdom:
26,524	3I GROUP PLC	99,606	341,089
163,000	888 HOLDINGS PLC	318,087	530,024
3,206	ADMIRAL GROUP PLC	44,520	108,013
38,656	AGGREKO PLC	408,897	184,455
52,849	ANGLO AMERICAN PLC	411,011	1,279,178
26,375	ASTRAZENECA PLC	983,695	2,878,169
14,995	AUTO TRADER GROUP PLC(e)	74,948	108,934
55,018	AVIVA PLC	187,586	202,826
28,050	AVON RUBBER PLC	1,220,291	1,538,259
73,500	BABCOCK INTERNATIONAL GROUP PLC	428,761	237,481
19,513	BAE SYSTEMS PLC	93,862	121,361
113,471	BAKKAVOR GROUP PLC(b)(e)	166,389	98,685
9,400	BELLWAY PLC	411,711	285,160
2,391	BERKELEY GROUP HOLDINGS PLC	71,739	130,443
27,424	BRITISH AMERICAN TOBACCO PLC	764,176	982,862
93,984	BRITISH LAND (THE) CO. PLC	402,942	409,173
5,069	BUNZL PLC	39,524	163,977
8,193	BURBERRY GROUP PLC	40,501	164,286
135,923	CNH INDUSTRIAL N.V.(b)	1,161,363	1,059,445
436,072	COMPASS GROUP PLC	5,577,256	6,577,794
2,457	CRODA INTERNATIONAL PLC	92,898	198,149
41,565	DIAGEO PLC	506,960	1,421,285
177,500	DIRECT LINE INSURANCE GROUP PLC	614,920	617,026
108,100	DRAX GROUP PLC	316,682	371,314
40,654	EASYJET PLC	523,562	263,129
4,107	FERGUSON PLC	80,053	413,994
49,106	FEVERTREE DRINKS PLC	1,228,171	1,467,509
17,467	FIAT CHRYSLER AUTOMOBILES N.V.(b)	108,686	214,376
10,222	FIAT CHRYSLER AUTOMOBILES N.V. (NEW YORK EXCHANGE)(b)	17,872	124,913
41,295	GAN LTD.(b)(d)	1,078,857	697,885
52,259	GLAXOSMITHKLINE PLC	768,484	979,118
15,524	HSBC HOLDINGS PLC	71,243	60,395
23,951	IMI PLC	280,889	324,504
2,417	IMPERIAL BRANDS PLC	41,769	42,649
21,041	INFORMA PLC(b)	99,674	102,221
272,520	INTEGRAFIN HOLDINGS PLC	1,780,953	1,786,363
2,594	INTERCONTINENTAL HOTELS GROUP PLC(b)	150,347	137,033
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A.	60,221	39,736
423,658	J SAINSBURY PLC	1,107,817	1,043,861
7,050	JD SPORTS FASHION PLC	68,564	73,631
43,200	JET2 PLC	431,313	374,315
2,128	JOHNSON MATTHEY PLC	33,879	64,720
325,255	KINGFISHER PLC	867,860	1,245,229
58,758	LAND SECURITIES GROUP PLC	385,246	396,151
4,941,624	LLOYDS BANKING GROUP PLC(b)	3,643,536	1,680,507
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	690,625
65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
191,900	MAN GROUP PLC	$264,558	284,761
300,659	MARSTON'S PLC	477,602	170,700
7,217	MEGGITT PLC(b)	16,687	23,980
68,053	MELROSE INDUSTRIES PLC(b)	95,941	101,423
61,400	MICRO FOCUS INTERNATIONAL PLC(b)	366,236	194,979
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	446,021
22,756	NATIONAL GRID PLC	142,793	261,274
825,557	NATWEST GROUP PLC(b)	1,889,929	1,129,706
6,959	NEXT PLC	416,496	534,283
39,805	NINETY ONE PLC(b)	72,784	104,779
103,083	ONESAVINGS BANK PLC(b)	483,067	371,107
12,212	RECKITT BENCKISER GROUP PLC	510,135	1,191,286
109,800	REDDE NORTHGATE PLC	378,816	262,109
57,235	REDROW PLC(b)	447,916	298,219
47,054	RELX PLC	574,910	1,049,856
166,623	RELX PLC (LONDON EXCHANGE)	1,889,353	3,710,934
23,058	RENTOKIL INITIAL PLC(b)	117,249	159,356
18,171	RIO TINTO LTD.	570,958	1,227,573
34,005	RIO TINTO PLC	893,598	2,042,757
27,049	ROLLS-ROYCE HOLDINGS PLC(b)	56,016	45,373
77,712	ROYAL MAIL PLC	220,280	239,659
20,657	SAGE GROUP (THE) PLC	74,323	192,128
16,135	SEGRO PLC	67,053	194,124
114,270	SENIOR PLC	287,158	65,614
13,084	SEVERN TRENT PLC	276,407	411,775
247,066	SMITH & NEPHEW PLC	5,310,992	4,834,627
3,071	SMITHS GROUP PLC	37,103	54,487
110,490	SOFTCAT PLC	1,415,845	1,720,829
9,489	SPECTRIS PLC	300,454	298,389
414,000	SPEEDY HIRE PLC	294,411	276,718
82,413	STHREE PLC	315,585	255,220
101,900	STOCK SPIRITS GROUP PLC	321,342	283,354
77,600	TATE & LYLE PLC	713,986	666,072
184,280	TEAM17 GROUP PLC(b)	1,542,672	1,652,611
830,179	TESCO PLC	2,082,066	2,276,346
148,000	TP ICAP PLC	641,118	435,798
204,625	TRAINLINE PLC(b)(e)	738,616	958,457
126,800	TYMAN PLC(b)	343,290	364,046
10,104	UNILEVER N.V.	262,590	610,091
24,244	UNILEVER PLC	545,189	1,494,088
8,137	UNITED UTILITIES GROUP PLC	56,989	89,855
2,809	WHITBREAD PLC	69,922	77,023
8,755	WILLIS TOWERS WATSON PLC	1,302,810	1,828,219
324,500	WM MORRISON SUPERMARKETS PLC	792,191	712,450
64,102	WPP PLC	434,931	502,901
		55,917,044	66,337,609	9.13%
United States:
15,760	AON PLC, CLASS A	3,118,210	3,251,288
248,400	DIVERSIFIED GAS & OIL PLC	347,000	336,549
14,692	ELASTIC N.V.(b)	1,273,434	1,585,120
3,424	FIDELITY NATIONAL INFORMATION SERVICES, INC.	289,873	504,047
4,177	METTLER-TOLEDO INTERNATIONAL, INC.(b)	2,465,181	4,033,938
3,157	NEWMONT CORP.	101,845	201,386
31,395	RESMED, INC.	3,425,925	5,382,045
163,184	SCHLUMBERGER N.V.	2,705,472	2,539,143
23,139	STERIS PLC	3,706,900	4,076,860
		17,433,840	21,910,376	3.02%
	Sub-total Common Stocks:	482,872,941	689,098,597	94.82%
Preferred Stocks:
Brazil:
107,213	AZUL S.A. ADR(b)(d)(f)	1,743,177	1,410,923
263,400	CIA DE SANEAMENTO DO PARANA(b)	350,151	238,734
259,574	TELEFONICA BRASIL S.A. ADR, 3.35%(f)(g)	3,256,219	1,990,932
		5,349,547	3,640,589	0.50%
Germany:
1,739	BAYERISCHE MOTOREN WERKE A.G., 5.31%(g)	59,403	95,216
66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
3,800	DRAEGERWERK A.G. & CO. KGAA, 0.26%(g)	$311,648	329,693
10,197	JUNGHEINRICH A.G., 1.51.%(g)	253,285	351,969
693	PORSCHE AUTOMOBIL HOLDING S.E., 4.38%(g)	39,866	41,357
312	SARTORIUS A.G., 0.10%(g)	56,342	128,178
2,800	STO S.E. & CO. KGAA, 0.28%(g)	304,841	372,276
		1,025,385	1,318,689	0.18%
South Korea:
48,493	SAMSUNG ELECTRONICS CO. LTD., 2.81%(g)	1,439,460	2,093,969
		1,439,460	2,093,969	0.29%
	Sub-total Preferred Stocks:	7,814,392	7,053,247	0.97%
Warrants:
Ireland:
307,400	ANHUI SUNHERE PHARMACEUTICAL EXCIPIENTS CO. LTD.(b)	1,206,914	1,132,901
160,284	RYANAIR HOLDINGS PLC(b)	1,649,516	2,143,558
171,217	SINOSEAL HOLDING CO. LTD.(b)	1,146,359	1,203,190
		4,002,789	4,479,649	0.62%
	Sub-total Warrants:	4,002,789	4,479,649	0.62%
Short-Term Investments:
9,305,842	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO(h)	9,305,842	9,305,842
24,400,478	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.03%(i)	24,400,478	24,400,478
	Sub-total Short-Term Investments:	33,706,320	33,706,320	4.64%
	Grand total	$528,396,442	734,337,813	101.05%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Security has been deemed worthless and is a Level 3 investment.
(d)	Security is either wholly or partially on loan.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(f)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.85% of net assets as of September 30, 2020.
(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	Investment relates to cash collateral received from portfolio securities loaned.
(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2019, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $32,652,940 with net sales of $8,252,462 during the nine months ended September 30, 2020.
67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
At September 30, 2020, the industry sectors for the Clearwater International Fund were:
Industry Sector	Percent of Long-Term Investments
Communication Services	5.56%
Consumer Discretionary	12.29
Consumer Staples	8.24
Energy	2.29
Financials	14.19
Health Care	14.25
Industrials	16.61
Information Technology	16.98
Materials	6.02
Real Estate	2.07
Utilities	1.50
100.00%
At September 30, 2020, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	20.02%
United States Dollar	14.95
Japanese Yen	14.60
Swiss Franc	10.51
British Pound	10.51
Canadian Dollar	5.27
Other currencies	24.14
100.00%
At September 30, 2020, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:
Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Northern Trust	10/22/2020	USD	1,899,788	CNH	13,323,055	$60,945
Northern Trust	10/22/2020	USD	559,548	JPY	60,021,786	9,710
						$70,655
Northern Trust	10/22/2020	JPY	186,886,118	USD	1,745,302	$(27,160)
Northern Trust	10/22/2020	CNH	50,797,319	USD	7,121,117	(354,644)
						$(381,804)
						$(311,149)
68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Fair value is an estimate of the price the Clearwater International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater International Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater International Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2020.
	Level 1	Level 2	Level 3	Total
Common Stocks
France	$40,663,203	$—	$511,532	$41,174,735
Thailand	—	458,571	—	458,571
All other countries	647,465,291	—	—*	647,465,291
Preferred Stocks	7,053,247	—	—	7,053,247
Warrants	4,479,649	—	—	4,479,649
Short-Term Investments	33,706,320	—	—	33,706,320
Total	$733,367,710	$458,571	$511,532	$734,337,813
* Security has been deemed worthless and is a Level 3 investment.
For the Clearwater International Fund, the investment value is comprised of equity securities, warrants and short-term investments. See the Clearwater International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$—	$70,655	$—	$70,655
Liabilities
Forward foreign currency exchange contracts	—	(381,804)	—	(381,804)
Net Other Financial Instruments	$—	$(311,149)	$—	$(311,149)
The forward foreign currency exchange contracts outstanding at September 30, 2020 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table.
69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2020 (unaudited)
Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)
70	(Continued)